UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-03015

Ohio National Fund Inc.
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242
(Address of principal executive offices) (Zip code)

CT Corporation
300 E. Lombard St., Suite 1400
Baltimore, MD 21202
(Name and address of agent for service)

(513) 794-6971
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2009

Item 1. Schedules of Investments.

Ohio National Fund, Inc.
Equity Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 95.2%	Shares	Fair Value
CONSUMER DISCRETIONARY - 14.8%
Internet & Catalog Retail - 3.9%
Amazon.com, Inc. (a)	85,150	$6,253,416
Leisure Equipment & Products - 1.9%
Eastman Kodak Co.	801,290	3,044,902
Media - 3.3%
Time Warner Cable, Inc.	52,310	1,297,300
Time Warner, Inc.	208,400	4,022,120
		5,319,420
Multiline Retail - 5.7%
J.C. Penney Co., Inc.	136,800	2,745,576
Sears Holdings Corp. (a)	136,500	6,239,415
		8,984,991
TOTAL CONSUMER DISCRETIONARY		23,602,729

CONSUMER STAPLES - 1.2%
Beverages - 0.3%
PepsiCo, Inc.	8,800	453,024
Personal Products - 0.9%
Avon Products, Inc.	75,900	1,459,557
TOTAL CONSUMER STAPLES		1,912,581

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Chesapeake Energy Corp.	48,500	827,410
ConocoPhillips	39,600	1,550,736
TOTAL ENERGY		2,378,146

FINANCIALS - 18.7%
Capital Markets - 5.5%
Goldman Sachs Group, Inc. / The	37,600	3,986,352
State Street Corp.	155,200	4,777,056
		8,763,408
Commercial Banks - 1.5%
Wells Fargo & Co.	169,400	2,412,256
Consumer Finance - 2.0%
American Express Co.	73,100	996,353
Capital One Financial Corp.	183,400	2,244,816
		3,241,169
Diversified Financial Services - 4.9%
CME Group, Inc.	6,600	1,626,174
JPMorgan Chase & Co.	123,100	3,271,998
NYSE Euronext, Inc.	157,600	2,821,040
		7,719,212
Insurance - 4.8%
Aflac, Inc.	205,200	3,972,672
Allstate Corp. / The	86,800	1,662,220
MetLife, Inc.	36,000	819,720
Prudential Financial, Inc.	62,700	1,192,554
		7,647,166
TOTAL FINANCIALS		29,783,211

HEALTH CARE - 15.8%
Biotechnology - 3.4%
Amgen, Inc. (a)	108,400	5,367,968
Health Care Equipment & Supplies - 0.7%
Medtronic, Inc.	39,600	1,167,012
Health Care Providers & Services - 10.7%
Aetna, Inc.	372,400	9,060,492
UnitedHealth Group, Inc.	382,900	8,014,097
		17,074,589
Pharmaceuticals - 1.0%
Merck & Co., Inc.	60,100	1,607,675
TOTAL HEALTH CARE		25,217,244

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.5%
Boeing Co. / The	23,600	839,688
Industrial Conglomerates - 0.7%
3M Co.	23,000	1,143,560
Machinery - 0.6%
Deere & Co.	26,400	867,768
TOTAL INDUSTRIALS		2,851,016

INFORMATION TECHNOLOGY - 33.7%
Communications Equipment - 3.9%
Cisco Systems, Inc. (a)	368,300	6,176,391
Computers & Peripherals - 8.2%
EMC Corp. (a)	146,900	1,674,660
Hewlett-Packard Co.	166,500	5,337,990
International Business Machines Corp.	63,400	6,142,826
		13,155,476
Internet Software & Services - 11.7%
eBay, Inc. (a)	528,200	6,634,192
Google, Inc. Class A (a)	15,950	5,551,557
Yahoo!, Inc. (a)	505,300	6,472,893
		18,658,642
Semiconductors & Semiconductor Equipment - 3.3%
Texas Instruments, Inc.	314,900	5,198,999
Software - 6.6%
CA, Inc.	369,200	6,501,612
Electronic Arts, Inc. (a)	150,900	2,744,871
Microsoft Corp.	69,800	1,282,226
		10,528,709
TOTAL INFORMATION TECHNOLOGY		53,718,217

MATERIALS - 1.2%
Metals & Mining - 1.2%
Nucor Corp.	49,000	1,870,330
TOTAL MATERIALS		1,870,330

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	63,000	1,587,600
TOTAL TELECOMMUNICATION SERVICES		1,587,600

UTILITIES - 5.5%
Electric Utilities - 0.2%
Exelon Corp.	6,600	299,574
Independent Power Producers & Energy Traders - 5.3%
AES Corp. / The (a)	1,452,400	8,438,444
TOTAL UTILITIES		8,738,018

Total Common Stocks (Cost $235,152,485)		$151,659,092

Repurchase Agreements - 4.1%	Face Amount	Fair Value
JPMorgan 0.3125% 04/01/2009	$6,523,925	$6,523,925
Repurchase price $6,523,947
Collateralized by:
Federal Home Loan Mortgage Corp.
#3128X2RG2 5.375%, 04/01/2014
Fair Value: $6,686,202
Total Repurchase Agreements (Cost $6,523,925)		$6,523,925

Total Investments - 99.3% (Cost $241,676,410) (b)		$158,183,017
Other Assets in Excess of Liabilities - 0.7%		1,116,753
Net Assets - 100.0%		$159,299,770

Percentages are stated as a percent of net assets.
Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for
Federal income tax purposes. See also Note 3 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Money Market Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Short-Term Notes - 73.9%	Face Amount	Amortized Cost
CONSUMER STAPLES - 12.4%
Beverages - 3.9%
Coca-Cola Co. / The
0.300%, 05/11/2009 (b)	$15,000,000	$14,995,000
Food Products - 4.6%
Nestle Capital Corp.
0.200%, 04/01/2009 (b)	18,000,000	18,000,000
Household Products - 3.9%
Procter & Gamble Co. / The
0.280%, 05/01/2009 (b)	15,000,000	14,996,500
TOTAL CONSUMER STAPLES		47,991,500

ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Chevron Funding Corp.
0.120%, 04/13/2009	18,000,000	17,999,280
TOTAL ENERGY		17,999,280

FINANCIALS - 40.2%
Capital Markets - 4.7%
UBS Finance Delaware LLC
0.170%, 04/01/2009	18,000,000	18,000,000
Commercial Banks - 4.7%
Wells Fargo & Co.
0.020%, 04/01/2009	18,000,000	18,000,000
Consumer Finance - 13.1%
American Express Credit Corp.
0.120%, 04/06/2009	18,000,000	17,999,700
American Honda Finance Corp.
0.550%, 05/07/2009	5,000,000	4,997,250
0.650%, 04/07/2009	5,000,000	4,999,458
0.550%, 06/10/2009	5,000,000	4,994,653
Toyota Motor Credit Corp.
0.150%, 04/02/2009	18,000,000	17,999,925
		50,990,986
Diversified Financial Services - 13.1%
HSBC Finance Corp.
0.100%, 04/06/2009	15,000,000	14,999,792
General Electric Capital Corp.
0.120%, 04/20/2009	18,000,000	17,998,860
Societe Generale
0.150%, 04/01/2009	18,000,000	18,000,000
		50,998,652
Insurance - 4.6%
Prudential Funding LLC
0.200%, 04/01/2009	18,000,000	18,000,000
TOTAL FINANCIALS		155,989,638

HEALTH CARE - 14.1%
Pharmaceuticals - 14.1%
Abbott Labs
0.290%, 04/03/2009 (b)	15,000,000	14,999,758
Johnson & Johnson
0.140%, 04/09/2009 (b)	5,000,000	4,999,845
0.200%, 07/01/2009 (b)	10,000,000	9,994,944
Merck & Co., Inc.
0.300%, 05/18/2009 (b)	10,000,000	9,996,083
Pfizer Inc.
0.220%, 04/28/2009 (b)	15,000,000	14,997,525
TOTAL HEALTH CARE		54,988,155

INFORMATION TECHNOLOGY - 2.6%
Computers & Peripherals - 2.6%
International Business Machines Corp.
0.210%, 05/26/2009 (b)	10,000,000	9,996,792
TOTAL INFORMATION TECHNOLOGY		9,996,792

Total Short-Term Notes (Cost $286,965,365)		$286,965,365

Money Market Funds - 12.4%	Shares	Fair Value
Federated Prime Cash Obligations Fund	15,000,000	$15,000,000
Institutional Class
Fidelity Institutional Money Market Funds	18,000,000	18,000,000
Money Market Portfolio - Class I
Fidelity Institutional Money Market Funds	15,000,000	15,000,000
Prime Money Market Portfolio - Class I
Total Money Market Funds (Cost $48,000,000)		$48,000,000

Repurchase Agreements - 14.4%	Face Amount	Amortized Cost
U.S. Bank 0.010% 04/01/2009	$56,045,000	$56,045,000
Repurchase price $56,045,016
Collateralized by:
Federal Home Loan Mortgage Corp.
#3128H7EQ1 4.500%, 09/01/2018
Fair Value: $57,166,187
Total Repurchase Agreements (Cost $56,045,000)		$56,045,000

Total Investments - 100.7% (Cost $391,010,365)		$391,010,365
Liabilities in Excess of Other Assets - (0.7)%		(2,651,046)
Net Assets - 100.0%		$388,359,319

Percentages are stated as a percent of net assets.
Footnotes:
(a)	Represents cost for Federal income tax and financial reporting purposes. See also Note 2 regarding the use of amortized cost for valuation of the Portfolio.
(b)	Security exempt from registration under Section 4 (2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31,
2009, the value of these securities totaled $112,976,447 or 29.1% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Bond Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Corporate Bonds - 96.7%	Face Amount	Fair Value
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 1.2%
Johnson Controls, Inc.
5.250%, 01/15/2011	$1,250,000	$1,211,541
Household Durables - 1.3%
Mohawk Industries, Inc.
6.250%, 01/15/2011	1,000,000	897,893
Newell Rubbermaid, Inc.
6.250%, 04/15/2018	500,000	418,719
		1,316,612
Media - 4.6%
Clear Channel Communications, Inc.
5.750%, 01/15/2013	1,000,000	155,000
Comcast Corp.
5.875%, 02/15/2018	750,000	714,303
Cox Communications, Inc.
6.750%, 03/15/2011	1,000,000	999,613
Time Warner Cable, Inc.
5.850%, 05/01/2017	1,000,000	897,890
Time Warner, Inc.
6.875%, 05/01/2012	1,000,000	1,018,499
Viacom, Inc.
5.750%, 04/30/2011	1,000,000	974,626
		4,759,931
Multiline Retail - 1.1%
Macy's Retail Holdings, Inc.
5.900%, 12/01/2016	1,750,000	1,111,642
Specialty Retail - 0.9%
Home Depot, Inc. / The
5.250%, 12/16/2013	1,000,000	975,349
TOTAL CONSUMER DISCRETIONARY		9,375,075

CONSUMER STAPLES - 9.6%
Beverages - 0.9%
Anheuser-Busch Cos., Inc.
5.500%, 01/15/2018	750,000	685,530
Coca-Cola Co. / The
4.875%, 03/15/2019	250,000	253,135
		938,665
Food & Staples Retailing - 3.9%
CVS Caremark Corp.
5.750%, 06/01/2017	1,000,000	976,726
Kroger Co.
6.400%, 08/15/2017	1,500,000	1,542,355
Safeway, Inc.
6.350%, 08/15/2017	1,500,000	1,539,707
		4,058,788
Food Products - 3.5%
Bunge N.A. Finance LP
5.900%, 04/01/2017	1,500,000	1,188,276
Kraft Foods, Inc.
6.125%, 02/01/2018	1,500,000	1,505,928
Tyson Foods, Inc.
7.850%, 04/01/2016 (c)	1,000,000	866,496
		3,560,700
Household Products - 1.3%
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,000,000	1,078,254
Procter & Gamble Co. / The
4.700%, 02/15/2019	250,000	252,664
		1,330,918
TOTAL CONSUMER STAPLES		9,889,071

ENERGY - 7.0%
Energy Equipment & Services - 1.2%
Weatherford International Ltd.
6.000%, 03/15/2018	1,500,000	1,226,111
Oil, Gas & Consumable Fuels - 5.8%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,500,000	1,293,781
Atlantic Richfield Co.
8.550%, 03/01/2012	200,000	226,222
Devon OEI Operating, Inc.
7.250%, 10/01/2011	1,000,000	1,058,013
Energy Transfer Partners LP
5.650%, 08/01/2012	1,000,000	951,830
Marathon Oil Corp.
6.125%, 03/15/2012	750,000	758,453
Valero Energy Corp.
6.875%, 04/15/2012	750,000	757,451
XTO Energy, Inc.
4.900%, 02/01/2014	1,000,000	972,518
		6,018,268
TOTAL ENERGY		7,244,379

FINANCIALS - 33.7%
Capital Markets - 5.8%
Goldman Sachs Group, Inc. / The
6.150%, 04/01/2018	1,250,000	1,143,681
Invesco Ltd.
4.500%, 12/15/2009	1,500,000	1,434,154
Janus Capital Group, Inc.
6.950%, 06/15/2017	1,500,000	744,516
Jefferies Group, Inc.
5.875%, 06/08/2014	1,500,000	1,193,255
Morgan Stanley
4.750%, 04/01/2014	1,750,000	1,432,277
		5,947,883
Commercial Banks - 7.5%
BB&T Corp.
5.200%, 12/23/2015	1,000,000	897,869
BOI Capital Funding No. 2 LP
5.571%, Perpetual (a) (d)	1,000,000	80,122
Comerica Bank
5.750%, 11/21/2016	1,500,000	1,111,285
Deutsche Bank Capital Funding Trust VII
5.628%, Perpetual (a) (d)	1,500,000	633,057
Fifth Third Bancorp
4.500%, 06/01/2018	1,750,000	1,027,217
PNC Funding Corp.
5.250%, 11/15/2015	1,500,000	1,354,695
SunTrust Bank
5.000%, 09/01/2015	1,500,000	1,339,110
Wachovia Capital Trust III
5.800%, Perpetual (d)	1,500,000	540,181
Wells Fargo & Co.
5.625%, 12/11/2017	750,000	685,451
		7,668,987
Consumer Finance - 3.8%
American Express Co.
7.000%, 03/19/2018	1,250,000	1,104,432
American General Finance Corp.
4.875%, 05/15/2010	1,000,000	493,174
Capital One Bank USA NA
5.125%, 02/15/2014	750,000	636,422
Discover Financial Services
6.450%, 06/12/2017	750,000	541,948
HSBC Finance Corp.
6.375%, 11/27/2012	750,000	606,053
SLM Corp.
5.375%, 05/15/2014	1,000,000	518,697
		3,900,726
Diversifed Financial Services - 4.2%
Bank of America Corp.
5.650%, 05/01/2018	1,000,000	835,677
Citigroup, Inc.
6.125%, 05/15/2018	1,250,000	1,080,721
General Electric Capital Corp.
5.625%, 05/01/2018	1,000,000	871,004
ILFC E-Capital Trust I
5.900%, 12/21/2065 (a) (b)	1,500,000	226,362
JPMorgan Chase & Co.
5.150%, 10/01/2015	1,500,000	1,324,088
		4,337,852
Insurance - 5.7%
Assurant, Inc.
5.625%, 02/15/2014	1,500,000	1,258,839
Axis Capital Holdings Ltd.
5.750%, 12/01/2014	1,000,000	832,636
Hartford Financial Services Group, Inc. / The
5.375%, 03/15/2017	1,500,000	857,211
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (a)	1,000,000	771,466
Loews Corp.
5.250%, 03/15/2016	750,000	684,977
Prudential Financial, Inc.
6.100%, 06/15/2017	1,500,000	1,026,171
StanCorp Financial Group, Inc.
6.875%, 10/01/2012	500,000	440,557
		5,871,857
Real Estate Investment Trusts - 6.7%
Camden Property Trust
4.375%, 01/15/2010	1,000,000	983,074
Developers Diversified Realty Corp.
5.375%, 10/15/2012	1,250,000	558,556
Equity One, Inc.
6.250%, 01/15/2017	1,250,000	816,279
HCP, Inc.
4.875%, 09/15/2010	1,500,000	1,347,144
iStar Financial, Inc.
5.700%, 03/01/2014	1,000,000	290,226
Mack-Cali Realty LP
4.600%, 06/15/2013	1,000,000	722,416
Potlatch Corp.
12.500%, 12/01/2009 (c)	1,000,000	1,047,294
Simon Property Group LP
4.875%, 08/15/2010	1,250,000	1,176,139
		6,941,128
TOTAL FINANCIALS		34,668,433

HEALTH CARE - 1.4%
Health Care Providers & Services - 1.4%
UnitedHealth Group, Inc.
6.000%, 02/15/2018	1,500,000	1,443,570
TOTAL HEALTH CARE		1,443,570

INDUSTRIALS - 8.2%
Building Products - 0.7%
Owens Corning, Inc.
6.500%, 12/01/2016	1,000,000	734,669
Commercial Services & Supplies - 1.4%
Waste Management, Inc.
6.100%, 03/15/2018	1,500,000	1,419,350
Industrial Conglomerates - 1.0%
Hutchison Whampoa International (03/33) Ltd.
6.250%, 01/24/2014 (a)	1,000,000	1,013,194
Machinery - 1.9%
Caterpillar, Inc.
5.700%, 08/15/2016	1,000,000	974,498
Timken Co.
5.750%, 02/15/2010	1,000,000	999,196
		1,973,694
Road & Rail - 3.2%
CSX Corp.
5.600%, 05/01/2017	1,500,000	1,263,738
Ryder System, Inc.
4.625%, 04/01/2010	1,000,000	983,508
Union Pacific Corp.
3.625%, 06/01/2010	1,000,000	996,399
		3,243,645
TOTAL INDUSTRIALS		8,384,552

INFORMATION TECHNOLOGY - 2.4%
Computers & Peripherals - 1.0%
NCR Corp.
7.125%, 06/15/2009	1,000,000	1,005,849
IT Services - 1.4%
Computer Sciences Corp.
6.500%, 03/15/2018 (a)	1,500,000	1,424,424
TOTAL INFORMATION TECHNOLOGY		2,430,273

MATERIALS - 1.7%
Chemicals - 1.1%
Monsanto Co.
7.375%, 08/15/2012	1,000,000	1,107,904
Metals & Mining - 0.6%
Teck Cominco Ltd.
7.000%, 09/15/2012	1,000,000	665,457
TOTAL MATERIALS		1,773,361

TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 3.1%
AT&T Corp.
7.300%, 11/15/2011	500,000	537,575
Embarq Corp.
6.738%, 06/01/2013	1,000,000	933,323
Telecom Italia Capital SA
5.250%, 10/01/2015	750,000	633,198
Verizon Communications, Inc.
5.350%, 02/15/2011	1,000,000	1,023,402
		3,127,498
Wireless Telecommunication Services - 2.7%
America Movil S.A.B. de C.V.
5.750%, 01/15/2015	1,000,000	964,102
New Cingular Wireless Services, Inc.
7.875%, 03/01/2011	750,000	801,736
Rogers Communications, Inc.
5.500%, 03/15/2014	1,000,000	978,696
		2,744,534
TOTAL TELECOMMUNICATION SERVICES		5,872,032

UTILITIES - 17.8%
Electric Utilities - 12.6%
Appalachian Power Co.
5.550%, 04/01/2011	1,000,000	1,000,313
Commonwealth Edison Co.
5.950%, 08/15/2016	1,500,000	1,438,554
Entergy Mississippi, Inc.
5.920%, 02/01/2016	1,000,000	925,728
IPALCO Enterprises, Inc.
8.625%, 11/14/2011	1,000,000	960,000
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,500,000	1,392,594
Metropolitan Edison Co.
4.875%, 04/01/2014	750,000	713,955
Pepco Holdings, Inc.
4.000%, 05/15/2010	750,000	737,677
Potomac Power Co.
6.500%, 11/15/2037	750,000	717,634
PSEG Power LLC
5.000%, 04/01/2014	750,000	710,211
Scottish Power Ltd.
4.910%, 03/15/2010	1,000,000	986,144
Tenaska Georgia Partners LP
9.500%, 02/01/2030	493,120	421,698
Union Electric Co.
6.400%, 06/15/2017	1,500,000	1,443,372
Virginia Electric & Power Co.
5.400%, 01/15/2016	1,500,000	1,520,173
		12,968,053
Gas Utilities - 2.1%
CenterPoint Energy Resources Corp.
5.950%, 01/15/2014	500,000	473,994
Southwest Gas Corp.
7.625%, 05/15/2012	1,000,000	991,934
Spectra Energy Capital LLC
5.500%, 03/01/2014	750,000	720,211
		2,186,139
Independent Power Producers & Energy Traders - 1.3%
Energy Future Competitive Holdings Co.
7.480%, 01/01/2017	619,000	301,865
TransAlta Corp.
6.750%, 07/15/2012	1,000,000	974,059
		1,275,924
Multi-Utilities - 1.8%
Avista Corp.
5.950%, 06/01/2018	1,000,000	876,729
Consumers Energy Co.
6.000%, 02/15/2014	1,000,000	1,003,632
		1,880,361
TOTAL UTILITIES		18,310,477
Total Corporate Bonds (Cost $117,342,808)		$99,391,223

Short-Term Notes - 2.1%	Face Amount	Fair Value
American Express Co.
0.101%, 04/01/2009	$2,192,000	$2,192,000
Total Short-Term Notes (Cost $2,192,000)		$2,192,000

Money Market Funds - 2.1%	Shares	Fair Value
Fidelity Institutional Money Market Funds	2,160,000	$2,160,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $2,160,000)		$2,160,000

Total Investments - 100.9% (Cost $121,694,808) (e)	$103,743,223
Liabilities in Excess of Other Assets - (0.9)%	(940,917)
Net Assets - 100.0%	$102,802,306

Percentages are stated as a percent of net assets.
Footnotes:
(a)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2009, the value of these securities totaled $4,148,625 or 4.0% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(b)	This security is a fixed-to-floating rate bond. The coupon rate is fixed at 5.900% through 12/21/2010. Thereafter, the rate is a variable rate based on the highest rate among the three month U.S. LIBOR and the 10-year and 30-year Constant Maturity Treasury rates.
(c)	This security is a credit sensitive bond. The coupon rate is a variable rate subject to adjustment based on changes in either Moody's or S&P ratings.
(d)	Fixed-to-floating rate, callable, perpetual life trust preferred security. Interest rates stated are those in effect at March 31, 2009.
(e)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Omni Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 59.7%	Shares	Fair Value
CONSUMER DISCRETIONARY - 4.3%
Hotels, Restaurants & Leisure - 0.6%
Yum! Brands, Inc.	7,600	$208,848
Media - 0.7%
Walt Disney Co. / The	12,200	221,552
Multiline Retail - 0.5%
Target Corp.	5,100	175,389
Specialty Retail - 1.0%
Lowe's Companies, Inc.	8,000	146,000
Staples, Inc.	10,700	193,777
		339,777
Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc. Class B	6,700	314,163
V.F. Corp.	2,900	165,619
		479,782
TOTAL CONSUMER DISCRETIONARY		1,425,348

CONSUMER STAPLES - 5.7%
Beverages - 2.8%
Coca-Cola Co. / The	11,400	501,030
PepsiCo, Inc.	8,000	411,840
		912,870
Food & Staples Retailing - 2.2%
CVS/Caremark Corp.	14,100	387,609
Wal-Mart Stores, Inc.	6,300	328,230
		715,839
Household Products - 0.7%
Procter & Gamble Co. / The	5,000	235,450
TOTAL CONSUMER STAPLES		1,864,159

ENERGY - 5.9%
Energy Equipment & Services - 1.0%
Transocean Ltd. (a)	5,700	335,388
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	8,600	334,454
Apache Corp.	4,200	269,178
Chesapeake Energy Corp.	2,600	44,356
Exxon Mobil Corp.	9,100	619,710
XTO Energy, Inc.	11,500	352,130
		1,619,828
TOTAL ENERGY		1,955,216

FINANCIALS - 6.6%
Capital Markets - 1.2%
Morgan Stanley	17,400	396,198
Commercial Banks - 1.1%
Wells Fargo & Co.	26,500	377,360
Diversified Financial Services - 2.0%
Bank of America Corp.	33,400	227,788
JPMorgan Chase & Co.	16,400	435,912
		663,700
Insurance - 2.3%
MetLife, Inc.	6,900	157,113
Prudential Financial, Inc.	10,900	207,318
Travelers Companies, Inc.	9,400	382,016
		746,447
TOTAL FINANCIALS		2,183,705

HEALTH CARE - 7.3%
Health Care Equipment & Supplies - 0.9%
Becton, Dickinson & Co.	4,500	302,580
Health Care Providers & Services - 1.4%
Aetna, Inc.	9,300	226,269
Laboratory Corp. of America Holdings (a)	3,800	222,262
		448,531
Life Sciences Tools & Services - 2.3%
Life Technologies Corp. (a)	12,300	399,504
Thermo Fisher Scientific, Inc. (a)	10,100	360,267
		759,771
Pharmaceuticals - 2.7%
Merck & Co., Inc.	7,100	189,925
Mylan, Inc. (a)	27,300	366,093
Pfizer, Inc.	25,200	343,224
		899,242
TOTAL HEALTH CARE		2,410,124

INDUSTRIALS - 9.3%
Aerospace & Defense - 5.7%
Honeywell International, Inc.	13,500	376,110
Lockheed Martin Corp.	5,000	345,150
Precision Castparts Corp.	6,400	383,360
Raytheon Co.	10,200	397,188
United Technologies Corp.	8,300	356,734
		1,858,542
Construction & Engineering - 0.6%
Quanta Services, Inc. (a)	9,300	199,485
Electrical Equipment - 0.9%
SunPower Corp. (a)	14,617	289,417
Industrial Conglomerates - 1.8%
General Electric Co.	22,400	226,464
Tyco International Ltd.	19,100	373,596
		600,060
Machinery - 0.3%
SPX Corp.	2,400	112,824
TOTAL INDUSTRIALS		3,060,328

INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 4.0%
Cisco Systems, Inc. (a)	29,300	491,361
Corning, Inc.	30,800	408,716
QUALCOMM, Inc.	10,100	392,991
		1,293,068
Computers & Peripherals - 4.4%
Apple, Inc. (a)	3,500	367,920
Dell, Inc. (a)	20,400	193,392
Hewlett-Packard Co.	13,200	423,192
International Business Machines Corp.	4,800	465,072
		1,449,576
Internet Software & Services - 1.3%
Google, Inc. Class A (a)	1,250	435,075
IT Services - 1.3%
Accenture Ltd.	9,900	272,151
Mastercard, Inc. Class A	900	150,732
		422,883
Semiconductors & Semiconductor Equipment - 3.6%
Applied Materials, Inc.	40,300	433,225
Intel Corp.	25,400	382,270
Maxim Integrated Products, Inc.	28,600	377,806
		1,193,301
Software - 2.4%
Electronic Arts, Inc. (a)	20,700	376,533
Microsoft Corp.	22,400	411,488
		788,021
TOTAL INFORMATION TECHNOLOGY		5,581,924

MATERIALS - 3.0%
Chemicals - 3.0%
Air Products and Chemicals, Inc.	7,000	393,750
Celanese Corp. Class A	25,000	334,250
Monsanto Co.	2,900	240,990
TOTAL MATERIALS		968,990

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	8,100	204,120
TOTAL TELECOMMUNICATION SERVICES		204,120

Total Common Stocks (Cost $24,613,666)		$19,653,914

Corporate Bonds - 34.4%	Face Amount	Fair Value
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 0.7%
Daimler Finance North America LLC
6.500%, 11/15/2013	$250,000	$226,732
Media - 1.3%
Clear Channel Communications Inc.
4.250%, 05/15/2009	100,000	89,500
Comcast Corp.
5.875%, 02/15/2018	150,000	142,861
Cox Communications, Inc.
6.750%, 03/15/2011	100,000	99,961
Walt Disney Co. / The
6.200%, 06/20/2014	100,000	110,280
		442,602
Multiline Retail - 0.3%
Macy's Retail Holdings, Inc.
5.900%, 12/01/2016	150,000	95,283
TOTAL CONSUMER DISCRETIONARY		764,617

CONSUMER STAPLES - 3.8%
Beverages - 0.7%
Anheuser-Busch Cos., Inc.
5.500%, 01/15/2018	150,000	137,106
Coca-Cola Co. / The
4.875%, 03/15/2019	100,000	101,254
		238,360
Food & Staples Retailing - 1.4%
CVS/Caremark Corp.
5.750%, 06/01/2017	150,000	146,509
Kroger Co.
6.400%, 08/15/2017	150,000	154,235
Safeway, Inc.
6.350%, 08/15/2017	150,000	153,971
		454,715
Food Products - 0.9%
Bunge N.A. Finance LP
5.900%, 04/01/2017	150,000	118,827
Kraft Foods, Inc.
6.500%, 08/11/2017	150,000	154,709
		273,536
Household Products - 0.8%
Kimberly-Clark Corp.
6.125%, 08/01/2017	150,000	161,738
Procter & Gamble Co. / The
4.700%, 02/15/2019	100,000	101,066
		262,804
TOTAL CONSUMER STAPLES		1,229,415

ENERGY - 3.2%
Energy Equipment & Services - 0.4%
Weatherford International Ltd.
6.000%, 03/15/2018	150,000	122,611
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	150,000	129,378
Boardwalk Pipelines LP
5.500%, 02/01/2017	250,000	210,174
Enterprise Products Operating LP
5.000%, 03/01/2015	150,000	128,675
Magellan Midstream Partners LP
6.400%, 07/15/2018	150,000	134,325
Valero Energy Corp.
4.750%, 06/15/2013	250,000	227,969
XTO Energy, Inc.
4.900%, 02/01/2014	100,000	97,252
		927,773
TOTAL ENERGY		1,050,384

FINANCIALS - 10.3%
Capital Markets - 2.4%
Goldman Sachs Group, Inc. / The
5.150%, 01/15/2014	250,000	228,400
Jefferies Group, Inc.
5.875%, 06/08/2014	150,000	119,325
Mellon Funding Corp.
5.500%, 11/15/2018	250,000	228,857
Morgan Stanley
4.750%, 04/01/2014	250,000	204,611
		781,193
Commercial Banks - 1.9%
BB&T Corp.
5.200%, 12/23/2015	100,000	89,787
Deutsche Bank Capital Funding Trust VII
5.628%, Perpetual (b) (c)	250,000	105,509
KeyBank NA
5.700%, 11/01/2017	150,000	118,922
PNC Funding Corp.
5.250%, 11/15/2015	150,000	135,470
RBS Capital Trust III
5.512%, Perpetual (c)	250,000	100,095
Wachovia Capital Trust III
5.800%, Perpetual (c)	250,000	90,030
		639,813
Consumer Finance - 1.2%
American General Finance Corp.
5.400%, 12/01/2015	150,000	55,558
Capital One Bank USA NA
5.125%, 02/15/2014	100,000	84,856
Discover Financial Services
6.450%, 06/12/2017	150,000	108,390
HSBC Finance Corp.
6.375%, 11/27/2012	100,000	80,807
SLM Corp.
5.375%, 05/15/2014	150,000	77,805
		407,416
Diversified Financial Services - 2.0%
Bank of America Corp.
5.750%, 08/15/2016	150,000	98,541
Citigroup, Inc.
5.850%, 08/02/2016	150,000	120,619
General Electric Capital Corp.
5.000%, 01/08/2016	250,000	217,219
JPMorgan Chase & Co.
5.150%, 10/01/2015	250,000	220,681
		657,060
Insurance - 1.5%
Assurant, Inc.
5.625%, 02/15/2014	250,000	209,806
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (b)	250,000	192,867
MetLife, Inc.
5.375%, 12/15/2012	100,000	94,514
		497,187
Real Estate Investment Trusts - 1.3%
Colonial Realty LP
6.050%, 09/01/2016	150,000	91,120
Duke Realty LP
4.625%, 05/15/2013	250,000	169,322
HCP, Inc.
6.000%, 01/30/2017	150,000	101,079
iStar Financial, Inc.
6.000%, 12/15/2010	100,000	56,019
		417,540
TOTAL FINANCIALS		3,400,209

HEALTH CARE - 2.1%
Health Care Equipment & Supplies - 0.4%
Hospira, Inc.
6.050%, 03/30/2017	150,000	134,078
Health Care Providers & Services - 0.9%
UnitedHealth Group, Inc.
6.000%, 02/15/2018	150,000	144,357
WellPoint, Inc.
5.875%, 06/15/2017	150,000	141,235
		285,592
Pharmaceuticals - 0.8%
Abbott Laboratories
5.600%, 11/30/2017	150,000	158,791
Wyeth
6.950%, 03/15/2011	100,000	106,565
		265,356
TOTAL HEALTH CARE		685,026

INDUSTRIALS - 1.9%
Building Products - 0.3%
Owens Corning, Inc.
6.500%, 12/01/2016	150,000	110,201
Commercial Services & Supplies - 0.4%
Waste Management, Inc.
6.100%, 03/15/2018	150,000	141,935
Industrial Conglomerates - 0.5%
Hutchison Whampoa International Ltd.
6.250%, 01/24/2014 (b)	150,000	151,979
Road & Rail - 0.7%
CSX Corp.
5.600%, 05/01/2017	150,000	126,374
ERAC USA Finance Co.
6.375%, 10/15/2017 (b)	150,000	96,725
		223,099
TOTAL INDUSTRIALS		627,214

INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.4%
Computer Sciences Corp.
6.500%, 03/15/2018 (b)	150,000	142,442
TOTAL INFORMATION TECHNOLOGY		142,442

TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.5%
AT&T Corp.
7.300%, 11/15/2011	100,000	107,515
Embarq Corp.
6.738%, 06/01/2013	150,000	139,998
Telecom Italia Capital SA
5.250%, 10/01/2015	100,000	84,427
Telefonos de Mexico S.A.B. de C.V.
5.500%, 01/27/2015	250,000	232,879
Verizon Florida LLC
6.125%, 01/15/2013	250,000	251,830
		816,649
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de C.V.
5.750%, 01/15/2015	100,000	96,410
Rogers Communications, Inc.
5.500%, 03/15/2014	150,000	146,804
		243,214
TOTAL TELECOMMUNICATION SERVICES		1,059,863

UTILITIES - 7.2%
Electric Utilities - 5.2%
Commonwealth Edison Co.
5.950%, 08/15/2016	150,000	143,856
Duke Energy Carolinas LLC
6.050%, 04/15/2038	150,000	151,124
Kansas City Power & Light Co.
5.850%, 06/15/2017	150,000	139,259
Nevada Power Co.
5.950%, 03/15/2016	150,000	140,963
Pennsylvania Electric Co.
6.050%, 09/01/2017	150,000	140,042
Potomac Power Co.
6.500%, 11/15/2037	150,000	143,527
PSEG Power LLC
5.000%, 04/01/2014	250,000	236,737
Southern Power Co.
4.875%, 07/15/2015	250,000	227,353
Union Electric Co.
6.400%, 06/15/2017	150,000	144,337
Virginia Electric and Power Co.
4.750%, 03/01/2013	250,000	252,629
		1,719,827
Gas Utilities - 0.8%
Spectra Energy Capital LLC
5.500%, 03/01/2014	250,000	240,070
Multi-Utilities - 0.8%
Consumers Energy Co.
6.000%, 02/15/2014	250,000	250,908
Water Utilities - 0.4%
American Water Capital Corp.
6.085%, 10/15/2017	150,000	140,238
TOTAL UTILITIES		2,351,043

Total Corporate Bonds (Cost $13,186,102)		$11,310,213

Money Market Funds - 6.0%	Shares	Fair Value
Federated Prime Cash Obligations Fund	338,000	$338,000
Institutional Class
Fidelity Institutional Money Market Funds	1,634,000	1,634,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $1,972,000)		$1,972,000

Total Investments - 100.1% (Cost $39,771,768) (d)		$32,936,127
Liabilities in Excess of Other Assets - (0.1)%		(30,882)
Net Assets - 100.0%		$32,905,245

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2009, the value of these securities totaled
$689,522 or 2.1% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Fixed-to-floating rate, callable, perpetual life trust preferred security. Interest rates stated are those in effect at March 31, 2009.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
International Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 87.6%	Shares	Fair Value
Japan - 17.1%
Ajinomoto Co., Inc. (b)	80,000	$567,139
Asahi Breweries Ltd. (b)	22,800	273,469
Chubu Electric Power Co., Inc. (b)	22,800	502,527
Chugai Pharmaceutical Co. Ltd. (b)	42,100	717,210
Gunze Ltd. (b)	88,100	254,446
Hokuhoku Financial Group, Inc. (b)	338,000	620,361
Honda Motor Co. Ltd. (b)	18,800	447,548
HOYA Corp. (b)	29,600	589,086
KDDI Corp. (b)	300	1,412,742
Keyence Corp. (b)	7,920	1,498,359
Komatsu Ltd. (b)	200,600	2,219,992
Kyowa Hakko Kirin Co. Ltd. (b)	54,000	460,561
Meiji Seika Kaisha Ltd. (b)	100,000	347,363
Mitsubishi UFJ Financial Group, Inc. (b)	73,000	359,651
Mizuho Financial Group, Inc. (b)	154,000	300,725
Nippon Telegraph & Telephone Corp. (b)	28,500	1,087,694
NTT DoCoMo, Inc. (b)	300	408,731
Panasonic Corp. (b)	160,000	1,766,211
Sharp Corp. (b)	92,000	736,204
Shimano, Inc. (b)	68,100	2,073,275
Shionogi & Co. Ltd. (b)	109,000	1,878,807
Shiseido Co. Ltd. (b)	27,000	395,848
Sumitomo Mitsui Financial Group, Inc. (b)	71,200	2,507,050
Terumo Corp. (b)	77,100	2,863,936
Toray Industries, Inc. (b)	111,000	447,500
Toyota Motor Corp. (b)	13,500	428,812
Yamada Denki Co. Ltd. (b)	39,100	1,543,078
		26,708,325
Germany - 13.9%
Adidas AG (b)	13,500	448,055
Allianz SE (b)	14,500	1,220,018
BASF SE (b)	47,700	1,452,938
Bayer AG (b)	23,300	1,131,746
Beiersdorf AG (b)	26,300	1,176,165
Daimler AG (a)	47,000	1,200,380
Deutsche Bank AG (b)	39,800	1,626,856
Deutsche Telekom AG (b)	217,100	2,694,749
E.ON AG (b)	73,100	2,040,936
Fresenius Medical Care AG & Co. KGaA (b)	19,100	740,406
MAN AG (b)	10,500	455,634
Muenchener Rueckversicherungs - Gesellschaft AG (b)	6,000	732,188
RWE AG (b)	31,200	2,197,364
SAP AG (b)	56,800	2,001,022
Siemens AG (b)	18,400	1,056,066
Suedzucker AG (b)	75,500	1,454,433
		21,628,956
Netherlands - 11.8%
Akzo Nobel NV (b)	30,700	1,162,648
ASML Holding NV (b)	45,100	794,119
European Aeronautic Defence and Space Co. NV (b)	38,200	443,878
Fugro NV (b)	16,100	511,301
Heineken NV (b)	70,900	2,014,071
ING Groep NV (b)	100,500	550,682
Koninklijke Ahold NV (b)	223,900	2,452,314
Koninklijke DSM NV (b)	41,800	1,099,868
Koninklijke KPN NV (b)	200,400	2,675,549
Koninklijke Philips Electronics NV (b)	88,400	1,308,510
QIAGEN NV (a)	110,900	1,769,964
Unilever NV (b)	151,500	2,984,725
Wolters Kluwer NV (b)	34,600	560,855
		18,328,484
South Korea - 11.1%
Hyundai Heavy Industries (b)	4,800	687,229
Hyundai Mipo Dockyard (b)	3,900	369,046
Hyundai Motor Co. (b)	16,600	671,718
KT Corp. - ADR	74,500	1,027,355
KT&G Corp. (b)	12,400	684,442
LG Electronics, Inc. (b)	29,000	1,929,454
LS Corp. (b)	11,800	670,687
POSCO - ADR	26,100	1,744,263
Samsung C&T Corp. (b)	8,400	243,789
Samsung Electro-Mechanics Co. Ltd. (b)	43,200	1,533,109
Samsung Electronics Co. Ltd. (b)	7,900	3,263,943
Samsung Fire & Marine Insurance Co. Ltd. (b)	5,700	663,825
Samsung Heavy Industries Co. Ltd. (b)	39,900	748,731
Samsung SDI Co. Ltd. (b)	16,600	792,037
SK Holdings Co. Ltd. (b)	8,100	635,337
SK Telecom Co. Ltd. (b)	5,000	695,481
S-Oil Corp. (b)	10,400	425,787
Woongjin Coway Co. Ltd. (b)	23,200	506,820
		17,293,053
Norway - 7.4%
DnB NOR ASA (b)	150,600	675,610
Fred Olsen Energy ASA (b)	36,300	995,878
Norsk Hydro ASA (b)	282,300	1,062,260
Orkla ASA (b)	152,800	1,048,209
Pronova BioPharma AS (a) (b)	157,400	418,501
StatoilHydro ASA (b)	206,900	3,620,895
Tandberg ASA (b)	25,400	373,348
Telenor ASA (b)	254,500	1,454,879
TGS Nopec Geophysical Co. ASA (a) (b)	57,500	446,959
Yara International ASA (b)	65,900	1,439,714
		11,536,253
Brazil - 4.7%
Brasil Telecom SA - ADR	22,000	364,760
Cia de Bebidas das Americas - ADR	16,700	797,425
Cia Energetica de Minas Gerais - ADR	46,400	685,792
Cia Vale do Rio Doce - ADR	187,100	2,110,488
Itau Unibanco Banco Multiplo SA - ADR	63,826	694,428
Petroleo Brasileiro SA - ADR	109,100	2,672,950
		7,325,843
Switzerland - 4.0%
ABB Ltd. (a) (b)	46,300	645,735
Kuehne + Nagel International AG (b)	8,200	478,466
Nestle SA (b)	55,100	1,861,519
Novartis AG (b)	38,300	1,449,025
Roche Holding AG - Genusschein (b)	10,100	1,386,227
Syngenta AG (b)	2,400	482,430
		6,303,402
Spain - 3.9%
Banco Santander SA (b)	297,700	2,052,577
Enagas (b)	56,500	800,015
Indra Sistemas SA (b)	75,267	1,451,295
Telefonica SA (b)	92,100	1,836,595
		6,140,482
Turkey - 3.8%
Akbank TAS (b)	466,000	1,369,255
Tupras Turkiye Petrol Refinerileri AS (b)	59,000	591,088
Turkcell Iletisim Hizmet AS - ADR	93,900	1,154,031
Turkiye Garanti Bankasi AS (a) (b)	852,700	1,206,878
Turkiye Is Bankasi (b)	679,400	1,524,515
		5,845,767
France - 3.1%
Atos Origin SA (b)	10,300	264,248
BNP Paribas (b)	13,900	573,466
Groupe Danone (b)	18,700	910,007
Sanofi-Aventis SA (b)	18,900	1,060,690
Technip SA (b)	16,600	585,175
Thales SA (b)	9,600	363,523
Total SA (b)	20,800	1,028,547
		4,785,656
Malaysia - 2.6%
AMMB Holdings BHD (b)	302,100	216,327
Berjaya Sports Toto BHD (b)	241,100	302,975
British American Tobacco Malaysia BHD (b)	24,200	302,227
Bumiputra-Commerce Holdings BHD (b)	282,000	530,448
Digi.Com BHD (b)	57,200	332,675
IOI Corp. BHD (b)	388,000	405,062
Kuala Lumpur Kepong BHD (b)	85,100	247,565
MISC BHD (b)	188,600	423,409
Petronas Dagangan BHD (b)	84,400	182,993
PPB Group BHD (b)	74,600	200,662
Sime Darby BHD (b)	273,500	428,053
Tenaga Nasional BHD (b)	175,100	293,062
YTL Corp. BHD (b)	109,300	208,588
		4,074,046
China - 2.0%
Anhui Conch Cement Co. Ltd. (a) (b)	28,000	154,668
Bank of China Ltd. (b)	1,257,400	416,873
China Citic Bank (b)	734,900	278,156
China Oilfield Services Ltd. (b)	270,000	213,982
Dongfeng Motor Group Co. Ltd. (b)	300,000	155,017
Jiangsu Expressway Co. Ltd. (b)	240,000	163,043
PetroChina Co. Ltd. (b)	457,300	364,831
PICC Property & Casualty Co. Ltd. (a) (b)	240,000	130,634
Ping An Insurance Group Co. of China Ltd. (b)	62,000	369,079
Tsingtao Brewery Co. Ltd. (b)	143,200	310,586
Zhejiang Expressway Co. Ltd. (b)	390,000	284,210
Zijin Mining Group Co. Ltd. (b)	390,000	277,664
		3,118,743
United Kingdom - 0.7%
Royal Dutch Shell PLC (b)	49,200	1,097,606

Hong Kong - 0.5%
China Mobile Ltd. (b)	31,000	270,038
CNOOC Ltd. (b)	428,800	430,884
		700,922
Bermuda - 0.5%
Frontline Ltd. (b)	44,600	792,808

Cayman Islands - 0.3%
Alibaba.com Ltd. (a) (b)	140,000	128,414
Hengan International Group Co. Ltd. (b)	80,000	321,801
		450,215
Luxembourg - 0.2%
Acergy SA (b)	56,900	355,180

Total Common Stocks (Cost $155,090,795)		$136,485,741

Preferred Stocks - 1.6%	Shares	Fair Value
Brazil - 1.6%
Itau Unibanco Banco Multiplo SA	233,300	$2,574,622
Total Preferred Stocks (Cost $3,796,029)		$2,574,622

Exchange Traded Funds - 3.5%	Shares	Fair Value
China - 2.0%
iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker (b)	2,255,600	$3,084,840
Japan - 1.5%
iShares MSCI Japan Index Fund	300,100	2,370,790
Total Exchange Traded Funds (Cost $5,191,367)		$5,455,630

Repurchase Agreements - 0.9%	Face Amount	Fair Value
State Street Bank 0.010% 04/01/2009	$1,360,000	$1,360,000
Repurchase price $1,360,000
Collateralized by:
Federal Home Loan Bank 2.730% 06/10/2009
Fair Value $1,387,399
Total Repurchase Agreements (Cost $1,360,000)		$1,360,000

Total Investments - 93.6% (Cost $165,438,191) (c)		$145,875,993
Other Assets in Excess of Liabilities - 6.4%		9,931,507
Net Assets - 100.0%		$155,807,500

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-Income producing security.
(b)
Security traded on a foreign exchange has been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $125,348,745 or 80.5% of the Portfolio's net assets. As discussed in Note 2 of the Notes to Schedules of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with holding is below the 75% threshold. The Portfolio's securities that are not subjected to fair value procedures are traded on exchanges whose local close times are consistent with the 4:00 pm Eastern Time U.S. market close.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedules of Investments.

Sector Classifications: (Common and Preferred Stocks)	% of Net Assets
Financials	13.6%
Consumer Staples	11.4%
Telecommunication Services	9.9%
Energy	9.2%
Health Care	8.9%
Consumer Discretionary	8.4%
Information Technology	8.1%
Industrials	8.1%
Materials	7.4%
Utilities	4.3%
89.3%

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Capital Appreciation Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 94.9%	Shares	Fair Value
CONSUMER DISCRETIONARY - 20.0%
Auto Components - 1.7%
Gentex Corp.	154,100	$1,534,836
Diversified Consumer Services - 3.8%
Career Education Corp. (a)	56,300	1,348,948
H&R Block, Inc.	77,800	1,415,182
Weight Watchers International, Inc.	38,700	717,885
		3,482,015
Hotels, Restaurants & Leisure - 3.5%
Bally Technologies, Inc. (a)	62,350	1,148,487
Pinnacle Entertainment, Inc. (a)	298,900	2,104,256
		3,252,743
Household Durables - 2.5%
Ryland Group, Inc.	90,700	1,511,062
Sony Corp. - ADR	37,500	773,625
		2,284,687
Internet & Catalog Retail - 0.8%
HSN, Inc. (a)	49,980	256,898
Ticketmaster Entertainment, Inc. (a)	120,580	444,940
		701,838
Media - 6.5%
Discovery Communications, Inc. Class A (a)	125,300	2,007,306
Liberty Global, Inc. Series C (a)	65,296	922,632
Time Warner Cable, Inc.	35,800	887,840
Viacom, Inc. Class B (a)	90,044	1,564,965
Warner Music Group Corp.	253,600	595,960
		5,978,703
Specialty Retail - 1.2%
Urban Outfitters, Inc. (a)	66,200	1,083,694
TOTAL CONSUMER DISCRETIONARY		18,318,516

CONSUMER STAPLES - 9.3%
Food & Staples Retailing - 1.9%
Wal-Mart Stores, Inc.	32,200	1,677,620
Food Products - 6.0%
Cadbury PLC (b)	235,435	1,775,880
ConAgra Foods, Inc.	146,400	2,469,768
Tyson Foods, Inc. Class A	131,900	1,238,541
		5,484,189
Household Products - 1.4%
Kimberly-Clark Corp.	28,300	1,304,913
TOTAL CONSUMER STAPLES		8,466,722

ENERGY - 11.2%
Energy Equipment & Services - 3.7%
Schlumberger Ltd.	37,400	1,519,188
Weatherford International Ltd. (a)	167,800	1,857,546
		3,376,734
Oil, Gas & Consumable Fuels - 7.5%
Newfield Exploration Co. (a)	56,200	1,275,740
Occidental Petroleum Corp.	32,500	1,808,625
Peabody Energy Corp.	30,400	761,216
Suncor Energy, Inc.	60,600	1,345,926
XTO Energy, Inc.	56,000	1,714,720
		6,906,227
TOTAL ENERGY		10,282,961

FINANCIALS - 10.8%
Capital Markets - 7.9%
Charles Schwab Corp. / The	138,600	2,148,300
Goldman Sachs Group, Inc. / The	23,000	2,438,460
KKR Private Equity Investors LP - RDU (a) (b) (c)	75,200	220,280
Lazard Ltd. Class A	38,700	1,137,780
Morgan Stanley	56,100	1,277,397
		7,222,217
Insurance - 2.9%
Axis Capital Holdings Ltd.	57,400	1,293,796
StanCorp Financial Group, Inc.	60,100	1,369,078
		2,662,874
TOTAL FINANCIALS		9,885,091

HEALTH CARE - 7.5%
Health Care Equipment & Supplies - 1.7%
Alcon, Inc.	16,700	1,518,197
Pharmaceuticals - 5.8%
Novartis AG - ADR	20,000	756,600
Pfizer, Inc.	49,200	670,104
Shire PLC - ADR	42,500	1,527,450
Watson Pharmaceuticals, Inc. (a)	39,700	1,235,067
Wyeth	25,800	1,110,432
		5,299,653
TOTAL HEALTH CARE		6,817,850

INDUSTRIALS - 11.9%
Aerospace & Defense - 1.1%
Honeywell International, Inc.	37,400	1,041,964
Airlines - 1.9%
Delta Air Lines, Inc. (a)	105,600	594,528
JetBlue Airways Corp. (a)	308,800	1,127,120
		1,721,648
Commercial Services & Supplies - 2.7%
Republic Services, Inc.	92,415	1,584,917
Waste Management, Inc.	36,100	924,160
		2,509,077
Machinery - 3.7%
Deere & Co.	40,600	1,334,522
Dover Corp.	38,000	1,002,440
IDEX Corp.	45,700	999,459
		3,336,421
Road & Rail - 0.6%
Ryder System, Inc.	19,800	560,538
Trading Companies & Distributors - 1.9%
Aircastle Ltd.	124,200	577,530
RSC Holdings, Inc. (a)	225,500	1,186,130
		1,763,660
TOTAL INDUSTRIALS		10,933,308

INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 4.7%
Cisco Systems, Inc. (a)	153,300	2,570,841
Nokia Corp. - ADR	148,800	1,736,496
		4,307,337
Computers & Peripherals - 0.5%
Diebold, Inc.	20,900	446,215
Internet Software & Services - 1.3%
IAC/InterActiveCorp (a)	78,450	1,194,793
IT Services - 1.5%
CACI International, Inc. Class A (a)	38,100	1,390,269
Semiconductors & Semiconductor Equipment - 1.7%
Intel Corp.	101,500	1,527,575
Software - 5.0%
Adobe Systems, Inc. (a)	48,500	1,037,415
Check Point Software Technologies Ltd. (a)	72,300	1,605,783
Symantec Corp. (a)	131,600	1,966,104
		4,609,302
TOTAL INFORMATION TECHNOLOGY		13,475,491

MATERIALS - 6.9%
Chemicals - 4.1%
Celanese Corp. Class A	125,400	1,676,598
Monsanto Co.	14,400	1,196,640
Nalco Holding Co.	66,500	869,155
		3,742,393
Metals & Mining - 2.8%
Alcoa, Inc.	60,300	442,602
Goldcorp, Inc.	64,200	2,139,144
		2,581,746
TOTAL MATERIALS		6,324,139

TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
Sprint Nextel Corp. (a)	308,900	1,102,773
TOTAL TELECOMMUNICATION SERVICES		1,102,773

UTILITIES - 1.4%
Independent Power Producers & Energy Traders - 1.4%
NRG Energy, Inc. (a)	71,600	1,260,160
TOTAL UTILITIES		1,260,160

Total Common Stocks (Cost $121,057,608)		$86,867,011

Money Market Funds - 4.7%	Shares	Fair Value
Fidelity Institutional Money Market Funds	4,316,000	$4,316,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $4,316,000)		$4,316,000

Total Investments - 99.6% (Cost $125,373,608) (d)		$91,183,011
Other Assets in Excess of Liabilities - 0.4%		356,432
Net Assets - 100.0%		$91,539,443

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
RDU: Restricted Depository Units
Footnotes:
(a) Non-income producing security.
(b) Security traded on a foreign exchange has been subjected to fair value procedures approved by the
Fund Board of Directors. These securities represent $1,996,160 or 2.2% of the Portfolio's net assets.
As discussed in Note 2 of the Notes of Schedules of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with holding is below the 75% threshold. The Portfolio's securities that are not subjected to fair value procedures are traded on exchanges whose local close times are consistent with the 4:00 pm Eastern Time U.S. market close.
(c) Security exempt from registration under Regulation D of the Securities Act of 1933. This security may be resold in transactions exempt fro registration, normally to qualified buyers. At March 31, 2009, the value of this security totaled $220,280 or 0.2% of the Portfolio's net assets. This security was deemed liquid pursuant to procedures approved by the Board of Directors.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Millennium Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 96.3%	Shares	Fair Value
CONSUMER DISCRETIONARY - 18.0%
Diversified Consumer Services - 1.5%
Strayer Education, Inc.	2,300	$413,701
Hotels, Restaurants & Leisure - 8.3%
Ameristar Casinos, Inc.	40,600	510,748
Brinker International, Inc.	31,200	471,120
Cracker Barrel Old Country Store, Inc.	10,900	312,176
Panera Bread Co. (a)	8,000	447,200
Penn National Gaming, Inc. (a)	26,900	649,635
		2,390,879
Media - 1.0%
Regal Entertainment Group	22,300	299,043
Multiline Retail - 1.3%
Nordstrom, Inc.	22,700	380,225
Specialty Retail - 4.6%
hhgregg, Inc. (a)	22,900	324,035
Monro Muffler, Inc.	11,500	314,295
Rent-A-Center, Inc. (a)	19,500	377,715
Tractor Supply Co. (a)	8,500	306,510
		1,322,555
Textiles, Apparel & Luxury Goods - 1.3%
Warnaco Group, Inc. / The (a)	15,600	374,400
TOTAL CONSUMER DISCRETIONARY		5,180,803

CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 1.5%
Whole Foods Market, Inc.	26,500	445,200
TOTAL CONSUMER STAPLES		445,200

ENERGY - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Arena Resources, Inc. (a)	21,500	547,820
Concho Resources, Inc. (a)	28,700	734,433
TOTAL ENERGY		1,282,253

FINANCIALS - 7.9%
Capital Markets - 6.1%
Greenhill & Co., Inc.	7,900	583,415
Janus Capital Group, Inc.	50,200	333,830
Stifel Financial Corp. (a)	12,500	541,375
Waddell & Reed Financial, Inc. Class A	16,600	299,962
		1,758,582
Commercial Banks - 1.8%
Signature Bank (a)	17,600	496,848
TOTAL FINANCIALS		2,255,430

HEALTH CARE - 20.2%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	9,700	365,302
Myriad Genetics, Inc. (a)	10,400	472,888
		838,190
Health Care Equipment & Supplies - 7.1%
Abaxis, Inc. (a)	15,400	265,496
ICU Medical, Inc. (a)	9,900	317,988
Immucor, Inc. (a)	11,600	291,740
Inverness Medical Innovations, Inc. (a)	16,000	426,080
Masimo Corp. (a)	13,200	382,536
Wright Medical Group, Inc. (a)	27,100	353,113
		2,036,953
Health Care Providers & Services - 6.2%
CardioNet, Inc. (a)	14,300	401,258
Emergency Medical Services Corp. (a)	11,100	348,429
IPC The Hospitalist Co. (a)	15,300	291,159
Kindred Healthcare, Inc. (a)	26,500	396,175
VCA Antech, Inc. (a)	15,000	338,250
		1,775,271
Health Care Technology - 1.3%
MedAssets, Inc. (a)	25,100	357,675
Life Sciences Tools & Services - 1.5%
Illumina, Inc. (a)	11,600	431,984
Pharmaceuticals - 1.2%
Optimer Pharmaceuticals, Inc. (a)	27,100	357,449
TOTAL HEALTH CARE		5,797,522

INDUSTRIALS - 13.8%
Aerospace & Defense - 1.0%
HEICO Corp.	11,300	274,590
Airlines - 2.1%
Allegiant Travel Co. (a)	13,000	590,980
Commercial Services & Supplies - 3.9%
Cornell Companies, Inc. (a)	21,400	350,318
GEO Group, Inc. / The (a)	29,400	389,550
Tetra Tech, Inc. (a)	18,300	372,954
		1,112,822
Professional Services - 3.0%
FTI Consulting, Inc. (a)	9,000	445,320
Watson Wyatt Worldwide, Inc.	8,800	434,456
		879,776
Road & Rail - 1.7%
Old Dominion Freight Line, Inc. (a)	21,300	500,337
Trading Companies & Distributors - 2.1%
Beacon Roofing Supply, Inc. (a)	45,400	607,906
TOTAL INDUSTRIALS		3,966,411

INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 5.3%
DG FastChannel, Inc. (a)	30,600	574,362
Riverbed Technology, Inc. (a)	21,000	274,680
Starent Networks Corp. (a)	19,700	311,457
Viasat, Inc. (a)	17,100	356,022
		1,516,521
Electronic Equipment & Instruments - 1.2%
Cogent, Inc. (a)	28,500	339,150
Internet Software & Services - 4.3%
Equinix, Inc. (a)	8,400	471,660
Omniture, Inc. (a)	25,600	337,664
VistaPrint Ltd. (a)	15,800	434,342
		1,243,666
Semiconductor & Semiconductor Equipment - 7.2%
Hittite Microwave Corp. (a)	9,600	299,520
Netlogic Microsystems, Inc. (a)	15,300	420,444
Semtech Corp. (a)	31,400	419,190
Silicon Laboratories, Inc. (a)	12,800	337,920
Varian Semiconductor Equipment Associates, Inc. (a)	27,500	595,650
		2,072,724
Software - 8.2%
Advent Software, Inc. (a)	9,900	329,769
Informatica Corp. (a)	21,400	283,764
Nuance Communications, Inc. (a)	32,900	357,294
Solera Holdings, Inc. (a)	13,200	327,096
Sybase, Inc. (a)	14,200	430,118
TeleCommunication Systems, Inc. (a)	39,500	362,215
Ultimate Software Group, Inc. (a)	15,900	274,434
		2,364,690
TOTAL INFORMATION TECHNOLOGY		7,536,751

MATERIALS - 1.3%
Chemicals - 1.3%
Calgon Carbon Corp. (a)	27,200	385,424
TOTAL MATERIALS		385,424

TELECOMMUNICATION SERVICES - 2.9%
Wireless Telecommunication Services - 2.9%
SBA Communications Corp. Class A (a)	35,800	834,140
TOTAL TELECOMMUNICATION SERVICES		834,140

Total Common Stocks (Cost $27,223,063)		$27,683,934

Money Market Funds - 4.3%	Shares	Fair Value
Fidelity Institutional Money Market Funds	1,222,000	$1,222,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $1,222,000)		$1,222,000

Total Investments - 100.6% (Cost $28,445,063) (b)		$28,905,934
Liabilities in Excess of Other Assets - (0.6)%		(174,022)
Net Assets - 100.0%		$28,731,912

Percentages are stated as a percent of net assets.
Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
International Small-Mid Company Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 91.2%	Shares	Fair Value
Japan - 16.5%
Air Water, Inc. (b)	65,000	$576,277
Bank of Yokohama Ltd. / The (b)	59,000	252,964
Capcom Co. Ltd. (b)	36,500	657,498
Hirose Electric Co. Ltd. (b)	3,800	367,586
Hogy Medical Co. Ltd. (b)	8,500	463,547
Isuzu Motors Ltd. (b)	313,000	384,435
Japan Steel Works Ltd. / The (b)	56,000	533,897
JGC Corp. (b)	41,000	473,415
NPC, Inc. (b)	16,900	804,950
Shimano, Inc. (b)	18,900	575,402
Shionogi & Co. Ltd. (b)	21,000	361,972
Square Enix Holdings Co. Ltd. (b)	36,200	686,536
Sumitomo Trust & Banking Co. Ltd. / The (b)	76,000	294,256
Suzuki Motor Corp. (b)	25,000	420,489
Yamada Denki Co. Ltd. (b)	10,800	426,221
		7,279,445
Canada - 11.4%
Agnico-Eagle Mines Ltd.	8,000	455,360
Agrium, Inc.	17,100	619,685
Eldorado Gold Corp. (a)	54,800	495,392
First Quantum Minerals Ltd.	9,000	253,411
Kinross Gold Corp.	23,400	418,158
Shoppers Drug Mart Corp.	22,400	770,000
SNC-Lavalin Group, Inc.	27,318	694,434
TMX Group, Inc.	17,600	499,048
Viterra, Inc. (a)	57,400	399,724
Yamana Gold, Inc.	48,200	445,850
		5,051,062
United Kingdom - 11.3%
Aggreko PLC (b)	58,966	415,206
AMEC PLC (b)	78,289	597,861
Autonomy Corp. PLC (a) (b)	47,467	886,190
Britvic PLC (b)	93,122	301,504
Cobham PLC (b)	175,570	432,108
Game Group PLC (b)	321,636	694,246
Inmarsat PLC (b)	63,382	443,892
John Wood Group PLC (b)	157,187	505,046
Rolls-Royce Group PLC (a) (b)	106,723	449,558
Wellstream Holdings PLC (b)	41,565	257,123
		4,982,734
Germany - 6.8%
Bauer AG (b)	9,793	287,179
Deutsche Postbank AG (b)	29,599	468,980
GEA Group AG (b)	43,892	466,628
Gildemeister AG (b)	39,325	306,563
Hochtief AG (b)	16,745	626,867
K+S AG (b)	18,553	863,072
		3,019,289
Spain - 5.4%
Abengoa SA (b)	9,833	130,681
Enagas (b)	35,600	504,080
Grifols SA (b)	58,165	837,748
Indra Sistemas SA (b)	46,796	902,319
		2,374,828
France - 4.6%
Ipsen SA (b)	9,175	353,249
Neopost SA (b)	6,798	527,189
Nexans SA (b)	4,651	176,362
Saft Groupe SA (b)	15,493	417,348
UBISOFT Entertainment SA (a) (b)	29,684	541,908
		2,016,056
Hong Kong - 4.2%
China Everbright International Ltd. (b)	2,878,000	575,988
Hong Kong Exchanges & Clearing Ltd. (b)	100,200	945,633
Techtronic Industries Co. (b)	694,000	322,040
		1,843,661
Switzerland - 3.6%
Actelion Ltd. (a) (b)	16,357	746,473
Givaudan SA (b)	703	363,868
Lindt & Spruengli AG (b)	343	458,842
		1,569,183
Netherlands - 3.5%
ASML Holding NV (b)	33,358	587,367
Fugro NV (b)	9,699	308,019
Imtech NV (b)	23,753	326,579
QIAGEN NV (a) (b)	21,126	342,892
		1,564,857
Australia - 3.0%
Computershare Ltd. (b)	115,009	701,255
CSL Ltd. (b)	26,702	603,372
		1,304,627
Cayman Islands - 2.8%
Anta Sports Products Ltd. (b)	559,000	368,664
China Medical Technologies, Inc. - ADR	24,900	342,873
Giant Interactive Group, Inc. - ADR	80,100	544,680
		1,256,217
Norway - 2.6%
Fred Olsen Energy ASA (b)	11,000	301,781
Yara International ASA (b)	39,050	853,123
		1,154,904
China - 2.5%
China South Locomotive and Rolling Stock Corp. (a) (b)	1,743,400	796,457
Zhuzhou CSR Times Electric Co. Ltd. (b)	286,800	291,712
		1,088,169
Israel - 2.1%
Nice Systems Ltd. - ADR (a)	37,900	942,194

Belgium - 2.0%
Fortis (b)	220,694	403,225
KBC Groep NV (b)	30,407	491,221
		894,446
Italy - 1.8%
Davide Campari - Milano SpA (b)	56,637	359,418
ERG SpA (b)	36,219	450,718
		810,136
Sweden - 1.6%
Getinge AB (b)	19,073	184,721
Swedish Match AB (b)	36,400	526,455
		711,176
Singapore - 1.5%
Singapore Exchange Ltd. (b)	191,000	641,783

Chile - 1.3%
Sociedad Quimica y Minera de Chile SA - ADR	21,000	557,760

Austria - 0.9%
Oesterreichische Post AG (b)	14,015	416,516

Finland - 0.8%
Konecranes Oyj (b)	22,350	373,350

Ireland - 0.7%
ICON PLC - ADR (a)	19,600	316,540

Malaysia - 0.3%
Mah Sing Group BHD (b)	311,900	136,036

Total Common Stocks (Cost $46,757,024)		$40,304,969

Exchange-Traded Funds - 1.1%	Shares	Fair Value
iShares MSCI Emerging Markets Index Fund	20,457	$507,538
Total Exchange-Traded Funds (Cost $497,665)		$507,538

Repurchase Agreements - 6.8%	Face Amount	Fair Value
State Street Bank 0.010% 04/01/2009	$3,003,000	$3,003,000
Repurchase price $3,003,001
Collateralized by:
Federal Home Loan Bank 2.730% 06/10/2009
Fair Value $3,063,418
Total Repurchase Agreements (Cost $3,003,000)		$3,003,000

Total Investments - 99.1% (Cost $50,257,689) (c)		$43,815,507
Other Assets in Excess of Liabilities - 0.9%		402,654
Net Assets - 100.0%		$44,218,161

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-Income producing security.
(b)
Security traded on a foreign exchange has been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $32,549,860 or 73.6% of the Portfolio's net assets. As discussed in Note 2 of the Notes to Schedules of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with holding is below the 75% threshold. The Portfolio's securities that are not subjected to fair value procedures are traded on exchanges whose local close times are consistent with the 4:00 pm Eastern Time U.S. market close.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedules of Investments.

Sector Classifications: (Common and Preferred Stocks)	% of Net Assets
Industrials	20.3%
Materials	13.4%
Information Technology	13.2%
Health Care	10.3%
Financials	9.4%
Consumer Discretionary	7.2%
Consumer Staples	6.4%
Energy	5.5%
Telecommunication Services	4.4%
Utilities	1.1%
91.2%

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Aggressive Growth Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 97.3%	Shares	Fair Value
CONSUMER DISCRETIONARY - 2.1%
Media - 1.2%
News Corp. Class A	31,765	$210,284
Multiline Retail - 0.9%
Kohl's Corp. (a)	3,420	144,735
TOTAL CONSUMER DISCRETIONARY		355,019

CONSUMER STAPLES - 17.8%
Beverages - 7.6%
Anheuser-Busch InBev (b)	28,347	780,542
Davide Campari-Milano SpA (b)	78,060	495,370
		1,275,912
Food & Staples Retailing - 6.0%
CVS/Caremark Corp.	36,970	1,016,305
Food Products - 2.9%
Bunge Ltd.	8,680	491,722
Household Products - 1.0%
Reckitt Benckiser Group PLC (b)	4,535	170,151
Personal Products - 0.3%
Mead Johnson Nutrition Co. (a)	1,555	44,893
TOTAL CONSUMER STAPLES		2,998,983

ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Petroleo Brasileiro S.A. - ADR	9,295	283,219
TOTAL ENERGY		283,219

FINANCIALS - 8.4%
Capital Markets - 2.1%
Goldman Sachs Group, Inc. / The	3,290	348,806
Commercial Banks - 0.3%
CapitalSource, Inc.	46,134	56,283
Diversified Financial Services - 5.1%
CME Group, Inc.	1,355	333,859
JPMorgan Chase & Co.	14,695	390,593
MarketAxess Holdings, Inc. (a)	16,755	128,008
		852,460
Insurance - 0.9%
ACE Ltd.	3,990	161,196
TOTAL FINANCIALS		1,418,745

HEALTH CARE - 19.3%
Biotechnology - 14.3%
Celgene Corp. (a)	21,765	966,366
Gilead Sciences, Inc. (a)	28,460	1,318,267
Vertex Pharmaceuticals, Inc. (a)	4,410	126,700
		2,411,333
Health Care Equipment & Supplies - 2.0%
Intuitive Surgical, Inc. (a)	3,514	335,095
Health Care Providers & Services - 1.3%
UnitedHealth Group, Inc.	10,875	227,614
Pharmaceuticals - 1.7%
Roche Holding AG (b)	2,032	278,892
TOTAL HEALTH CARE		3,252,934

INDUSTRIALS - 7.3%
Air Freight & Logistics - 1.5%
United Parcel Service, Inc. Class B	5,190	255,452
Electrical Equipment - 4.7%
ABB Ltd. (b)	56,963	794,449
Professional Services - 1.1%
CoStar Group, Inc. (a)	5,870	177,567
TOTAL INDUSTRIALS		1,227,468

INFORMATION TECHNOLOGY - 32.8%
Communications Equipment - 13.4%
Cisco Systems, Inc. (a)	37,405	627,282
Corning, Inc.	53,375	708,286
QUALCOMM, Inc.	10,065	391,629
Research In Motion Ltd. (a)	12,445	536,006
		2,263,203
Computers & Peripherals - 5.9%
Apple, Inc. (a)	9,545	1,003,370
Electronic Equipment, Instruments & Components - 2.2%
Trimble Navigation Ltd. (a)	23,870	364,734
Internet Software & Services - 5.2%
Equinix, Inc. (a)	4,595	258,009
Google, Inc. Class A (a)	1,130	393,308
VistaPrint Ltd. (a)	8,160	224,319
		875,636
Semiconductor & Semiconductor Equipment - 0.7%
Cypress Semiconductor Corp. (a)	16,490	111,637
Software - 5.4%
Electronic Arts, Inc. (a)	9,320	169,531
Oracle Corp. (a)	40,615	733,913
		903,444
TOTAL INFORMATION TECHNOLOGY		5,522,024

MATERIALS - 1.7%
Metals & Mining - 1.7%
Companhia Vale do Rio Doce - ADR	21,260	282,758
TOTAL MATERIALS		282,758

TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 1.1%
tw telecom, inc. (a)	22,005	192,543
Wireless Telecommunication Services - 5.1%
America Movil S.A.B. de C.V. - ADR	4,790	129,713
Cellcom Israel Ltd.	8,420	179,346
Crown Castle International Corp. (a)	26,860	548,213
		857,272
TOTAL TELECOMMUNICATION SERVICES		1,049,815

Total Common Stocks (Cost $21,548,424)		$16,390,965

VVPR Strips - 0.0% (c)	Quantity	Fair Value
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev (a)(b)	6,992	$28
Total VVPR Strips (Cost $0)		$28

Money Market Funds - 2.7%	Shares	Fair Value
Fidelity Institutional Money Market Funds	465,000	$465,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $465,000)		$465,000

Total Investments - 100.0% (Cost $22,013,424) (d)		$16,855,993
Liabilities in Excess of Other Assets - 0.0%		(3,441)
Net Assets - 100.0%		$16,852,552

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a)	Non-income producing security.
(b)	Security traded on a foreign exchange has been subjected to fair value procedures approved by the Fund Board of Directors.
These securities represent $2,519,432 or 14.9% of the Portfolio's net assets. As discussed in Note 2 of the Notes to Schedules of Investments, not all investments are valued at an estimate of fair value that is different from the local close price.
In some instances the independent fair valuation service uses the local close price because the confidence interval associated with holding is below the 75% threshold. The Portfolio's securities that are not subjected to fair value procedures are traded on exchanges whose local close times are consistent with the 4:00 pm Eastern Time U.S. market close.
(c)	A VVPR share is a security comprised of an ordinary share and an attached coupon known as VVPR strip offering tax advantages.
Such a security entitles its holder to reduced withholding tax rate (from 25% to 15%), so to a greater dividend. When stripped, each VVPR share is definitively divided into an ordinary share and a Strip VVPR, which are then separately traded.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Small Cap Growth Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 98.4%	Shares	Fair Value
CONSUMER DISCRETIONARY - 17.9%
Auto Components - 0.3%
Motorcar Parts of America, Inc. (a)	$10,070	$40,179
Diversified Consumer Services - 3.8%
American Public Education, Inc. (a)	5,685	239,111
Career Education Corp. (a)	5,490	131,540
Corinthian Colleges, Inc. (a)	4,820	93,749
		464,400
Hotels, Restaurants & Leisure - 1.4%
Great Canadian Gaming Corp. (a)	14,325	29,768
Kingdom Hotel Investments - GDR (a)(b)	30,180	72,432
Morgans Hotel Group Co. (a)	4,785	14,881
Orient-Express Hotels Ltd. Class A	9,135	37,454
PokerTek, Inc. (a)	7,139	7,139
		161,674
Household Durables - 1.8%
Jarden Corp. (a)	16,810	212,983
Leisure Equipment & Products - 3.0%
Smith & Wesson Holding Corp. (a)	25,330	152,487
Sturm, Ruger & Co, Inc. (a)	17,140	211,336
		363,823
Media - 6.5%
Genius Products, Inc. (a)	104,665	524
Lamar Advertising Co. Class A (a)	1,605	15,649
Lions Gate Entertainment Corp. (a)	54,580	275,629
Marvel Entertainment, Inc. (a)	8,995	238,817
MDC Partners, Inc. (a)	8,610	28,327
National CineMedia, Inc.	17,485	230,452
		789,398
Specialty Retail - 1.1%
Bebe Stores, Inc.	19,415	129,498
TOTAL CONSUMER DISCRETIONARY		2,161,955

CONSUMER STAPLES - 0.2%
Beverages - 0.2%
Heckmann Corp. (a)	4,975	23,979
TOTAL CONSUMER STAPLES		23,979

ENERGY - 4.8%
Energy Equipment & Services - 2.3%
Dresser-Rand Group, Inc. (a)	12,360	273,156
Oil, Gas & Consumable Fuels - 2.5%
World Fuel Services Corp.	9,625	304,439
TOTAL ENERGY		577,595

FINANCIALS - 4.0%
Capital Markets - 2.4%
Eaton Vance Corp.	3,985	91,057
optionsXpress Holdings, Inc.	6,185	70,323
Riskmetrics Group, Inc. (a)	8,775	125,395
		286,775
Diversified Financial Services - 1.6%
MarketAxess Holdings, Inc. (a)	20,690	158,072
MSCI, Inc. (a)	2,245	37,963
		196,035
TOTAL FINANCIALS		482,810

HEALTH CARE - 20.7%
Biotechnology - 3.3%
Acorda Therapeutics, Inc. (a)	7,440	147,386
Genomic Health, Inc. (a)	5,540	135,065
Myriad Genetics, Inc. (a)	2,510	114,130
		396,581
Health Care Equipment & Supplies - 1.6%
CONMED Corp. (a)	4,270	61,531
I-Flow Corp. (a)	15,780	57,597
Intuitive Surgical, Inc. (a)	115	10,966
TomoTherapy, Inc. (a)	22,950	60,818
		190,912
Health Care Providers & Services - 12.3%
Bio-Reference Labs, Inc. (a)	3,325	69,526
Catalyst Health Solutions, Inc. (a)	9,420	186,704
Genoptix, Inc. (a)	3,840	104,755
Health Grades, Inc. (a)	27,835	56,783
Healthways, Inc. (a)	7,170	62,881
HMS Holdings Corp. (a)	5,220	171,738
Hythiam, Inc. (a)	41,521	12,872
LHC Group, Inc. (a)	9,425	209,989
MEDNAX, Inc. (a)	3,960	116,701
MWI Veterinary Supply, Inc. (a)	3,795	108,082
Providence Service Corp. (a)	3,525	24,252
PSS World Medical, Inc. (a)	14,795	212,308
Psychiatric Solutions, Inc. (a)	4,405	69,291
RadNet, Inc. (a)	11,975	14,849
Skilled Healthcare Group, Inc. Class A (a)	7,880	64,695
		1,485,426
Health Care Technology - 3.3%
athenahealth, Inc. (a)	3,600	86,796
MedAssets, Inc. (a)	4,330	61,703
Phase Forward, Inc. (a)	2,805	35,876
SXC Health Solutions Corp. (a)	10,095	217,446
		401,821
Life Sciences Tools & Services - 0.2%
Sequenom, Inc. (a)	2,115	30,075
TOTAL HEALTH CARE		2,504,815

INDUSTRIALS - 13.1%
Air Freight & Logistics - 0.8%
Forward Air Corp.	5,945	96,487
Commercial Services & Supplies - 2.0%
GEO Group, Inc. / The (a)	6,520	86,390
Ritchie Bros. Auctioneers, Inc.	2,470	45,917
Standard Parking Corp. (a)	6,960	114,144
		246,451
Electrical Equipment - 0.9%
Fushi Copperweld, Inc. (a)	11,373	54,591
Harbin Electric, Inc. (a)	9,200	56,580
		111,171
Machinery - 0.5%
Barnes Group, Inc.	5,215	55,748
Marine - 0.8%
Horizon Lines, Inc.	31,060	94,112
Professional Services - 7.4%
CoStar Group, Inc. (a)	13,471	407,498
Huron Consulting Group, Inc. (a)	4,400	186,692
Odyssey Marine Exploration, Inc. (a)	25,775	87,377
Resources Connection, Inc. (a)	11,990	180,809
UTEK Corp. (a)	5,410	33,596
		895,972
Road & Rail - 0.7%
Old Dominion Freight Line, Inc. (a)	3,595	84,447
TOTAL INDUSTRIALS		1,584,388

INFORMATION TECHNOLOGY - 35.6%
Communications Equipment - 2.0%
ARRIS Group, Inc. (a)	11,710	86,303
CommScope, Inc. (a)	13,550	153,928
		240,231
Electronic Equipment, Instruments & Components - 3.5%
Amphenol Corp. Class A	4,390	125,071
DTS, Inc. (a)	9,350	224,961
L-1 Identity Solutions, Inc. (a)	14,080	71,949
		421,981
Internet Software & Services - 18.2%
Bankrate, Inc. (a)	4,050	101,047
Constant Contact, Inc. (a)	6,725	94,083
DealerTrack Holdings, Inc. (a)	10,605	138,925
Equinix, Inc. (a)	7,925	444,989
GSI Commerce, Inc. (a)	11,925	156,217
Kowabunga!, Inc. (a)	34,515	6,213
LivePerson, Inc. (a)	52,900	120,083
NaviSite, Inc. (a)	62,105	24,842
NIC, Inc.	11,200	58,240
Omniture, Inc. (a)	14,575	192,244
SAVVIS, Inc. (a)	8,560	52,986
Switch & Data Facilities Co., Inc. (a)	6,710	58,847
TechTarget, Inc. (a)	6,780	16,272
VistaPrint Limited (a)	21,850	600,657
Vocus, Inc. (a)	10,040	133,432
		2,199,077
IT Services - 3.3%
Euronet Worldwide, Inc. (a)	12,235	159,789
Information Services Group, Inc. (a)	40,135	123,215
Yucheng Technologies Ltd. (a)	17,760	113,131
		396,135
Semiconductors & Semiconductor Equipment - 0.1%
Monolithic Power Systems, Inc. (a)	1,250	19,375
Software - 8.5%
Concur Technologies, Inc. (a)	6,910	132,603
Monotype Imaging Holdings, Inc. (a)	16,720	62,533
Salary.com, Inc. (a)	3,550	4,970
Solera Holdings, Inc. (a)	16,960	420,268
Ultimate Software Group, Inc. (a)	24,050	415,103
		1,035,477
TOTAL INFORMATION TECHNOLOGY		4,312,276

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.5%
inContact, Inc. (a)	26,215	58,984
Wireless Telecommunication Services - 1.6%
SBA Communications Corp. Class A (a)	8,495	197,933
TOTAL TELECOMMUNICATION SERVICES		256,917

Total Common Stocks (Cost $18,208,655)		$11,904,735

Warrants - 0.0%	Underlying Shares	Fair Value
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
PokerTek, Inc. (Private Placement)
(Acquired 04/23/2007, Cost $10,537) (a)(c)(d)
Expiration: April, 2012, Exercise Price: $10.80	2,172	$—
Total Warrants (Cost $10,537)		$—

Money Market Funds - 1.7%	Shares	Fair Value
Fidelity Institutional Money Market Funds	210,000	$210,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $210,000)		$210,000

Total Investments - 100.1% (Cost $18,429,192) (e)		$12,114,735
Liabilities in Excess of Other Assets - (0.1)%		(10,401)
Net Assets - 100.0%		$12,104,334

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
GDR: Global Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Security traded on a foreign exchange has been subjected to fair value procedures approved by the Fund Board of Directors.
These securities represent $72,432 or 0.6% of the Portfolio's net assets. As discussed in Note 2 of the Notes to Schedules of Investments, not all investments are valued at an estimate of fair value that is different from the local close price.
In some instances the independent fair valuation service uses the local close price because the confidence interval associated with holding is below the 75% threshold. The Portfolio's securities that are not subjected to fair value procedures are traded on exchanges whose local close times are consistent with the 4:00 pm Eastern Time U.S. market close.
(c) Represents a security deemed to be illiquid. At March 31, 2009, the value of illiquid securities in the Portfolio totaled $0 or 0.0%
of the Portfolio's net assets.
(d) Market quotations for these investments were not readily available at March 31, 2009. As discussed in Note 2 of the
Notes to Schedules of Investments, prices for theses issues were derived from estimates of fair market value using methods determined in good faith by the Fund's Pricing Committee under the supervision of the Board. At March 31, 2009, the value of these securities totaled $0 or 0.0% of the Portfolio's net assets.
(e) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Mid Cap Opportunity Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 92.8%	Shares	Fair Value
CONSUMER DISCRETIONARY - 13.6%
Diversified Consumer Services - 1.8%
Strayer Education, Inc.	8,060	$1,449,752
Hotels, Restaurants & Leisure - 1.3%
Burger King Holdings, Inc.	46,050	1,056,848
Internet & Catalog Retail - 3.2%
NetFlix, Inc. (a)	21,340	915,913
priceline.com, Inc. (a)	21,200	1,670,136
		2,586,049
Specialty Retail - 7.3%
Advance Auto Parts, Inc.	14,420	592,373
Aeropostale, Inc. (a)	46,696	1,240,246
Ross Stores, Inc.	63,380	2,274,074
Urban Outfitters, Inc. (a)	115,380	1,888,771
		5,995,464
TOTAL CONSUMER DISCRETIONARY		11,088,113

CONSUMER STAPLES - 1.3%
Personal Products - 1.3%
Mead Johnson Nutrition Co. (a)	36,560	1,055,487
TOTAL CONSUMER STAPLES		1,055,487

ENERGY - 11.1%
Energy Equipment & Services - 6.6%
Core Laboratories N.V.	19,650	1,437,594
FMC Technologies, Inc. (a)	67,530	2,118,416
Oceaneering International, Inc. (a)	15,910	586,602
Smith International, Inc.	58,920	1,265,601
		5,408,213
Oil, Gas & Consumable Fuels - 4.5%
Comstock Resources, Inc. (a)	19,540	582,292
Range Resources Corp.	37,750	1,553,790
Southwestern Energy Co. (a)	51,800	1,537,942
		3,674,024
TOTAL ENERGY		9,082,237

FINANCIALS - 3.4%
Capital Markets - 1.4%
Northern Trust Corp.	20,130	1,204,177
Diversified Financial Services - 2.0%
CME Group, Inc.	3,180	783,520
IntercontinentalExchange Inc. (a)	11,210	834,809
		1,618,329
TOTAL FINANCIALS		2,822,506

HEALTH CARE - 17.9%
Biotechnology - 5.9%
Celgene Corp. (a)	23,000	1,021,200
Cephalon, Inc. (a)	16,810	1,144,761
Myriad Genetics, Inc. (a)	21,040	956,689
OSI Pharmaceuticals, Inc. (a)	15,800	604,508
United Therapeutics Corp. (a)	9,920	655,613
Vertex Pharmaceuticals, Inc. (a)	13,990	401,932
		4,784,703
Health Care Equipment & Supplies - 5.5%
Inverness Medical Innovations, Inc. (a)	34,210	911,012
ResMed, Inc. (a)	34,350	1,213,929
St. Jude Medical, Inc. (a)	65,020	2,362,177
		4,487,118
Health Care Providers & Services - 1.8%
Quest Diagnostics, Inc.	31,340	1,488,023
Life Sciences Tools & Services - 3.9%
Covance, Inc. (a)	38,000	1,353,940
Illumina, Inc. (a)	48,250	1,796,830
		3,150,770
Pharmaceuticals - 0.8%
Mylan, Inc. (a)	49,570	664,734
TOTAL HEALTH CARE		14,575,348

INDUSTRIALS - 8.5%
Aerospace & Defense - 1.2%
Precision Castparts Corp.	16,340	978,766
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	20,850	950,969
Commercial Services & Supplies - 1.0%
Ritchie Bros. Auctioneers, Inc.	42,160	783,754
Electrical Equipment - 0.7%
AMETEK, Inc.	18,640	582,873
Machinery - 2.3%
Flowserve Corp.	21,010	1,179,081
IDEX Corp.	31,370	686,062
		1,865,143
Professional Services - 2.1%
FTI Consulting, Inc. (a)	35,490	1,756,045
TOTAL INDUSTRIALS		6,917,550

INFORMATION TECHNOLOGY - 32.1%
Communications Equipment - 2.4%
Corning, Inc.	145,500	1,930,785
Computers & Peripherals - 1.1%
EMC Corp. (a)	80,120	913,368
Electronic Equipment, Instruments & Components - 3.1%
Amphenol Corp. Class A	63,910	1,820,796
FLIR Systems, Inc. (a)	33,890	694,067
		2,514,863
Internet Software & Services - 5.0%
Akamai Technologies, Inc. (a)	163,460	3,171,124
VeriSign, Inc. (a)	50,120	945,764
		4,116,888
IT Services - 3.6%
Global Payments, Inc.	44,100	1,473,381
Mastercard, Inc. Class A	8,770	1,468,800
		2,942,181
Semiconductors & Semiconductor Equipment - 10.2%
Broadcom Corp. Class A (a)	130,560	2,608,589
Lam Research Corp. (a)	58,120	1,323,392
Marvell Technology Group Ltd. (a)	190,880	1,748,461
Microchip Technology, Inc.	83,120	1,761,313
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	94,980	850,071
		8,291,826
Software - 6.7%
Activision Blizzard, Inc. (a)	222,420	2,326,513
FactSet Research Systems, Inc.	18,320	915,817
McAfee, Inc. (a)	66,280	2,220,380
		5,462,710
TOTAL INFORMATION TECHNOLOGY		26,172,621

MATERIALS - 3.6%
Chemicals - 1.5%
FMC Corp.	27,530	1,187,644
Metals & Mining - 2.1%
Compass Minerals International, Inc.	30,680	1,729,432
TOTAL MATERIALS		2,917,076

TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
NII Holdings, Inc. (a)	70,610	1,059,150
TOTAL TELECOMMUNICATION SERVICES		1,059,150

Total Common Stocks (Cost $76,601,109)		$75,690,088

Money Market Funds - 8.5%	Shares	Fair Value
Federated Prime Cash Obligations Fund	2,774,000	$2,774,000
Institutional Class
Fidelity Institutional Money Market Funds	4,154,000	4,154,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $6,928,000)		$6,928,000

Total Investments - 101.3% (Cost $83,529,109) (b)	$82,618,088
Liabilities in Excess of Other Assets - (1.3)%	(1,053,843)
Net Assets - 100.0%	$81,564,245

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
S&P 500® Index Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 95.1%	Shares	Fair Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.1%
Goodyear Tire & Rubber Co. / The (a)	3,200	$20,032
Johnson Controls, Inc.	8,000	96,000
		116,032
Automobiles - 0.1%
Ford Motor Co. (a)	32,187	84,652
General Motors Corp.	8,200	15,908
Harley-Davidson, Inc.	3,100	41,509
		142,069
Distributors - 0.1%
Genuine Parts Co.	2,100	62,706
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (a)	1,400	109,662
H&R Block, Inc.	4,600	83,674
		193,336
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	5,900	127,440
Darden Restaurants, Inc.	1,800	61,668
International Game Technology	4,000	36,880
Marriott International, Inc. Class A	3,900	63,804
McDonald's Corp.	15,000	818,550
Starbucks Corp. (a)	9,900	109,989
Starwood Hotels & Resorts Worldwide, Inc.	2,500	31,750
Wyndham Worldwide Corp.	2,360	9,912
Wynn Resorts Ltd. (a)	900	17,973
Yum! Brands, Inc.	6,200	170,376
		1,448,342
Household Durables - 0.3%
Black & Decker Corp. / The	800	25,248
Centex Corp.	1,700	12,750
D.R. Horton, Inc.	3,700	35,890
Fortune Brands, Inc.	2,000	49,100
Harman International Industries, Inc.	800	10,824
KB Home	1,000	13,180
Leggett & Platt, Inc.	2,100	27,279
Lennar Corp. Class A	1,900	14,269
Newell Rubbermaid, Inc.	3,700	23,606
Pulte Homes, Inc.	2,900	31,697
Snap-On, Inc.	800	20,080
Stanley Works / The	1,100	32,032
Whirlpool Corp.	955	28,258
		324,213
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	4,300	315,792
Expedia, Inc. (a)	2,800	25,424
		341,216
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	3,600	13,680
Hasbro, Inc.	1,700	42,619
Mattel, Inc.	4,800	55,344
		111,643
Media - 2.3%
CBS Corp. Class B	9,150	35,136
Comcast Corp. Class A	38,753	528,591
DIRECTV Group, Inc. / The (a)	7,100	161,809
Gannett Co., Inc.	3,100	6,820
Interpublic Group of Companies, Inc. (a)	6,423	26,463
McGraw-Hill Companies, Inc. / The	4,200	96,054
Meredith Corp.	500	8,320
New York Times Co. Class A / The	1,600	7,232
News Corp. Class A	30,900	204,558
Omnicom Group, Inc.	4,200	98,280
Scripps Networks Interactive, Inc.	1,200	27,012
Time Warner Cable, Inc.	4,033	100,016
Time Warner, Inc.	16,067	310,086
Viacom, Inc. Class B (a)	8,150	141,647
Walt Disney Co. / The	24,900	452,184
Washington Post Co. Class B / The	50	17,855
		2,222,063
Multiline Retail - 0.8%
Big Lots, Inc. (a)	1,100	22,858
Family Dollar Stores, Inc.	1,900	63,403
J.C. Penney Co., Inc.	3,000	60,210
Kohl's Corp. (a)	4,100	173,512
Macy's, Inc.	5,676	50,516
Nordstrom, Inc.	2,100	35,175
Sears Holdings Corp. (a)	701	32,043
Target Corp.	10,100	347,339
		785,056
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A	1,200	28,560
AutoNation, Inc. (a)	1,400	19,432
AutoZone, Inc. (a)	500	81,310
Bed Bath & Beyond, Inc. (a)	3,500	86,625
Best Buy Co., Inc.	4,575	173,667
GameStop Corp. Class A (a)	2,200	61,644
Gap, Inc. / The	6,250	81,188
Home Depot, Inc. / The	22,800	537,168
Limited Brands, Inc.	3,600	31,320
Lowe's Companies, Inc.	19,700	359,525
Office Depot, Inc. (a)	3,700	4,847
O'Reilly Automotive, Inc. (a)	1,800	63,018
RadioShack Corp.	1,700	14,569
Sherwin-Williams Co. / The	1,300	67,561
Staples, Inc.	9,600	173,856
Tiffany & Co.	1,700	36,652
TJX Cos., Inc. / The	5,600	143,584
		1,964,526
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	4,300	71,810
NIKE, Inc. Class B	5,200	243,828
Polo Ralph Lauren Corp.	800	33,800
V.F. Corp.	1,200	68,532
		417,970
TOTAL CONSUMER DISCRETIONARY		8,129,172

CONSUMER STAPLES - 12.2%
Beverages - 2.6%
Brown-Forman Corp. Class B	1,350	52,420
Coca-Cola Co. / The	26,800	1,177,860
Coca-Cola Enterprises, Inc.	4,300	56,717
Constellation Brands, Inc. Class A (a)	2,600	30,940
Dr Pepper Snapple Group, Inc. (a)	3,400	57,494
Molson Coors Brewing Co. Class B	2,000	68,560
Pepsi Bottling Group, Inc. / The	1,800	39,852
PepsiCo, Inc.	20,900	1,075,932
		2,559,775
Food & Staples Retailing - 3.3%
Costco Wholesale Corp.	5,800	268,656
CVS Caremark Corp.	19,520	536,605
Kroger Co. / The	8,800	186,736
Safeway, Inc.	5,800	117,102
SUPERVALU, Inc.	2,819	40,255
Sysco Corp.	7,900	180,120
Walgreen Co.	13,300	345,268
Wal-Mart Stores, Inc.	30,000	1,563,000
Whole Foods Market, Inc.	1,900	31,920
		3,269,662
Food Products - 1.7%
Archer-Daniels-Midland Co.	8,650	240,297
Campbell Soup Co.	2,800	76,608
ConAgra Foods, Inc.	6,000	101,220
Dean Foods Co. (a)	2,100	37,968
General Mills, Inc.	4,400	219,472
H.J. Heinz Co.	4,200	138,852
Hershey Company / The	2,200	76,450
Hormel Foods Corp.	900	28,539
J.M. Smucker Co. / The	1,600	59,632
Kellogg Co.	3,400	124,542
Kraft Foods, Inc. Class A	19,776	440,807
McCormick & Co., Inc.	1,700	50,269
Sara Lee Corp.	9,300	75,144
Tyson Foods, Inc. Class A	4,100	38,499
		1,708,299
Household Products - 2.7%
Clorox Co. / The	1,900	97,812
Colgate-Palmolive Co.	6,700	395,166
Kimberly-Clark Corp.	5,600	258,216
Procter & Gamble Co. / The	39,422	1,856,382
		2,607,576
Personal Products - 0.2%
Avon Products, Inc.	5,700	109,611
Estee Lauder Cos. Inc. Class A / The	1,600	39,440
		149,051
Tobacco - 1.7%
Altria Group, Inc.	27,800	445,356
Lorillard, Inc.	2,297	141,817
Philip Morris International, Inc.	26,900	957,102
Reynolds American, Inc.	2,300	82,432
		1,626,707
TOTAL CONSUMER STAPLES		11,921,070

ENERGY - 12.4%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	4,200	119,910
BJ Services Co.	3,900	38,805
Cameron International Corp. (a)	2,900	63,597
Diamond Offshore Drilling, Inc.	900	56,574
ENSCO International, Inc.	1,900	50,160
Halliburton Co.	12,100	187,187
Nabors Industries Ltd. (a)	3,800	37,962
National Oilwell Varco, Inc. (a)	5,600	160,776
Rowan Cos., Inc.	1,500	17,955
Schlumberger Ltd.	16,100	653,982
Smith International, Inc.	2,900	62,292
		1,449,200
Oil, Gas & Consumable Fuels - 10.9%
Anadarko Petroleum Corp.	6,200	241,118
Apache Corp.	4,522	289,815
Cabot Oil & Gas Corp.	1,400	32,998
Chesapeake Energy Corp.	7,600	129,656
Chevron Corp.	26,938	1,811,311
ConocoPhillips	19,900	779,284
CONSOL Energy, Inc.	2,400	60,576
Devon Energy Corp.	6,000	268,140
El Paso Corp.	9,400	58,750
EOG Resources, Inc.	3,400	186,184
Exxon Mobil Corp.	66,400	4,521,840
Hess Corp.	3,800	205,960
Marathon Oil Corp.	9,520	250,281
Massey Energy Co.	1,100	11,132
Murphy Oil Corp.	2,600	116,402
Noble Energy, Inc.	2,300	123,924
Occidental Petroleum Corp.	10,900	606,585
Peabody Energy Corp.	3,600	90,144
Pioneer Natural Resources Co.	1,600	26,352
Range Resources Corp.	2,100	86,436
Southwestern Energy Co. (a)	4,600	136,574
Spectra Energy Corp.	8,618	121,858
Sunoco, Inc.	1,600	42,368
Tesoro Corp.	1,900	25,593
Valero Energy Corp.	6,900	123,510
Williams Cos., Inc.	7,800	88,764
XTO Energy, Inc.	7,766	237,795
		10,673,350
TOTAL ENERGY		12,122,550

FINANCIALS - 10.3%
Capital Markets - 2.4%
Ameriprise Financial, Inc.	2,980	61,060
Bank Of New York Mellon Corp. / The	15,411	435,361
Charles Schwab Corp. / The	12,600	195,300
E*TRADE Financial Corp. (a)	7,700	9,856
Federated Investors, Inc. Class B	1,200	26,712
Franklin Resources, Inc.	2,000	107,740
Goldman Sachs Group, Inc. / The	6,200	657,324
Invesco Ltd.	5,100	70,686
Janus Capital Group, Inc.	2,100	13,965
Legg Mason, Inc.	1,900	30,210
Morgan Stanley	14,400	327,888
Northern Trust Corp.	3,000	179,460
State Street Corp.	5,800	178,524
T. Rowe Price Group, Inc.	3,400	98,124
		2,392,210
Commercial Banks - 1.8%
BB&T Corp.	7,500	126,900
Comerica, Inc.	2,000	36,620
Fifth Third Bancorp	7,750	22,630
First Horizon National Corp.	2,795	30,014
Huntington Bancshares, Inc.	4,900	8,134
KeyCorp	6,600	51,942
M&T Bank Corp.	1,000	45,240
Marshall & Ilsley Corp.	3,600	20,268
PNC Financial Services Group, Inc.	5,742	168,183
Regions Financial Corp.	9,375	39,938
SunTrust Banks, Inc.	4,800	56,352
U.S. Bancorp	23,590	344,650
Wells Fargo & Co.	56,913	810,441
Zions Bancorporation	1,600	15,728
		1,777,040
Consumer Finance - 0.4%
American Express Co.	15,700	213,991
Capital One Financial Corp.	5,273	64,542
Discover Financial Services	6,450	40,699
SLM Corp. (a)	6,300	31,185
		350,417
Diversified Financial Services - 2.7%
Bank of America Corp.	86,027	586,704
CIT Group, Inc.	5,200	14,820
Citigroup, Inc.	73,569	186,130
CME Group, Inc.	850	209,431
IntercontinentalExchange, Inc. (a)	1,000	74,470
JPMorgan Chase & Co.	50,543	1,343,433
Leucadia National Corp. (a)	2,400	35,736
Moody's Corp.	2,600	59,592
NASDAQ OMX Group, Inc. (a)	1,800	35,244
NYSE Euronext, Inc.	3,500	62,650
		2,608,210
Insurance - 2.0%
Aflac, Inc.	6,300	121,968
Allstate Corp. / The	7,200	137,880
American International Group, Inc.	36,200	36,200
AON Corp.	3,700	151,034
Assurant, Inc.	1,600	34,848
Chubb Corp. / The	4,700	198,904
Cincinnati Financial Corp.	2,166	49,536
Genworth Financial, Inc. Class A	5,800	11,020
Hartford Financial Services Group, Inc. / The	4,400	34,540
Lincoln National Corp.	3,486	23,321
Loews Corp.	4,861	107,428
Marsh & McLennan Companies, Inc.	6,900	139,725
MBIA, Inc. (a)	2,300	10,534
MetLife, Inc.	11,000	250,470
Principal Financial Group, Inc.	3,500	28,630
Progressive Corp. / The (a)	9,100	122,304
Prudential Financial, Inc.	5,700	108,414
Torchmark Corp.	1,100	28,853
Travelers Companies, Inc.	7,859	319,390
Unum Group	4,500	56,250
XL Capital Ltd. Class A	4,600	25,116
		1,996,365
Real Estate Investment Trusts - 0.8%
Apartment Investment & Management Co. Class A	1,573	8,620
AvalonBay Communities, Inc.	1,031	48,519
Boston Properties, Inc.	1,600	56,048
Equity Residential	3,700	67,895
HCP, Inc.	3,400	60,690
Health Care REIT, Inc.	1,500	45,885
Host Hotels & Resorts, Inc.	7,100	27,832
Kimco Realty Corp.	3,100	23,622
Plum Creek Timber Co. Inc.	2,200	63,954
ProLogis	3,600	23,400
Public Storage	1,700	93,925
Simon Property Group, Inc.	3,470	120,201
Ventas, Inc.	1,900	42,959
Vornado Realty Trust	1,930	64,153
		747,703
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. (a)	3,000	12,090
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	7,000	81,830
Peoples United Financial, Inc.	4,700	84,459
		166,289
TOTAL FINANCIALS		10,050,324

HEALTH CARE - 14.5%
Biotechnology - 2.1%
Amgen, Inc. (a)	13,906	688,625
Biogen Idec, Inc. (a)	4,045	212,039
Celgene Corp. (a)	6,200	275,280
Cephalon, Inc. (a)	900	61,290
Genzyme Corp. (a)	3,600	213,804
Gilead Sciences, Inc. (a)	12,200	565,104
		2,016,142
Health Care Equipment & Supplies - 2.2%
Baxter International, Inc.	8,300	425,126
Becton, Dickinson & Co.	3,200	215,168
Boston Scientific Corp. (a)	20,203	160,614
C.R. Bard, Inc.	1,300	103,636
Covidien Ltd.	6,750	224,370
DENTSPLY International, Inc.	2,000	53,700
Hospira, Inc. (a)	2,110	65,114
Intuitive Surgical, Inc. (a)	500	47,680
Medtronic, Inc.	15,000	442,050
St. Jude Medical, Inc. (a)	4,700	170,751
Stryker Corp.	3,200	108,928
Varian Medical Systems, Inc. (a)	1,700	51,748
Zimmer Holdings, Inc. (a)	2,970	108,405
		2,177,290
Health Care Providers & Services - 2.0%
Aetna, Inc.	6,100	148,413
AmerisourceBergen Corp.	2,000	65,320
Cardinal Health, Inc.	4,800	151,104
CIGNA Corp.	3,600	63,324
Coventry Health Care, Inc. (a)	2,000	25,880
DaVita, Inc. (a)	1,400	61,530
Express Scripts, Inc. (a)	3,300	152,361
Humana, Inc. (a)	2,300	59,984
Laboratory Corp. of America Holdings (a)	1,500	87,735
McKesson Corp.	3,700	129,648
Medco Health Solutions, Inc. (a)	6,576	271,852
Patterson Cos., Inc. (a)	1,200	22,632
Quest Diagnostics, Inc.	2,100	99,708
Tenet Healthcare Corp. (a)	5,550	6,438
UnitedHealth Group, Inc.	16,300	341,159
WellPoint, Inc. (a)	6,700	254,399
		1,941,487
Health Care Technology - 0.0%
IMS Health, Inc.	2,400	29,928
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	2,317	75,256
Millipore Corp. (a)	700	40,187
PerkinElmer, Inc.	1,600	20,432
Thermo Fisher Scientific, Inc. (a)	5,600	199,752
Waters Corp. (a)	1,300	48,035
		383,662
Pharmaceuticals - 7.8%
Abbott Laboratories	20,800	992,160
Allergan, Inc.	4,100	195,816
Bristol-Myers Squibb Co.	26,600	583,072
Eli Lilly & Co.	13,600	454,376
Forest Laboratories, Inc. (a)	4,100	90,036
Johnson & Johnson	37,200	1,956,720
King Pharmaceuticals, Inc. (a)	3,300	23,331
Merck & Co., Inc.	28,300	757,025
Mylan, Inc. (a)	4,100	54,981
Pfizer, Inc.	90,630	1,234,381
Schering-Plough Corp.	21,900	515,745
Watson Pharmaceuticals, Inc. (a)	1,400	43,554
Wyeth	17,900	770,416
		7,671,613
TOTAL HEALTH CARE		14,220,122

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.6%
Boeing Co. / The	9,800	348,684
General Dynamics Corp.	5,200	216,268
Goodrich Corp.	1,700	64,413
Honeywell International, Inc.	9,900	275,814
ITT Corp.	2,400	92,328
L-3 Communications Holdings, Inc.	1,600	108,480
Lockheed Martin Corp.	4,500	310,635
Northrop Grumman Corp.	4,400	192,016
Precision Castparts Corp.	1,900	113,810
Raytheon Co.	5,400	210,276
Rockwell Collins, Inc.	2,100	68,544
United Technologies Corp.	12,700	545,846
		2,547,114
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	2,300	104,903
Expeditors International of Washington, Inc.	2,900	82,041
FedEx Corp.	4,200	186,858
United Parcel Service, Inc. Class B	13,400	659,548
		1,033,350
Airlines - 0.1%
Southwest Airlines Co.	9,900	62,667
Building Products - 0.0%
Masco Corp.	4,800	33,504
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	1,500	33,510
Cintas Corp.	1,800	44,496
Iron Mountain, Inc. (a)	2,400	53,208
Pitney Bowes, Inc.	2,800	65,380
R.R. Donnelley & Sons Co.	2,800	20,524
Republic Services, Inc.	4,280	73,402
Stericycle, Inc. (a)	1,100	52,503
Waste Management, Inc.	6,600	168,960
		511,983
Construction & Engineering - 0.2%
Fluor Corp.	2,400	82,920
Jacobs Engineering Group, Inc. (a)	1,700	65,722
		148,642
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	2,200	56,892
Emerson Electric Co.	10,100	288,658
Rockwell Automation, Inc.	1,900	41,496
		387,046
Industrial Conglomerates - 2.0%
3M Co.	9,300	462,396
General Electric Co.	141,900	1,434,609
Textron, Inc.	3,300	18,942
		1,915,947
Machinery - 1.3%
Caterpillar, Inc.	8,100	226,476
Cummins, Inc.	2,700	68,715
Danaher Corp.	3,400	184,348
Deere & Co.	5,700	187,359
Dover Corp.	2,500	65,950
Eaton Corp.	2,200	81,092
Flowserve Corp.	800	44,896
Illinois Tool Works, Inc.	5,200	160,420
Ingersoll-Rand Co. Ltd. Class A	4,329	59,740
Manitowoc Co., Inc.	1,800	5,886
PACCAR, Inc.	4,912	126,533
Pall Corp.	1,600	32,688
Parker Hannifin Corp.	2,200	74,756
		1,318,859
Professional Services - 0.1%
Dun & Bradstreet Corp.	700	53,900
Equifax, Inc.	1,700	41,565
Monster Worldwide, Inc. (a)	1,700	13,855
Robert Half International, Inc.	2,000	35,660
		144,980
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	3,700	222,555
CSX Corp.	5,400	139,590
Norfolk Southern Corp.	4,900	165,375
Ryder System, Inc.	700	19,817
Union Pacific Corp.	6,800	279,548
		826,885
Trading Companies & Distributors - 0.1%
Fastenal Co.	1,700	54,664
W.W. Grainger, Inc.	900	63,162
		117,826
TOTAL INDUSTRIALS		9,048,803

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 2.8%
Ciena Corp. (a)	1,242	9,663
Cisco Systems, Inc. (a)	78,400	1,314,768
Corning, Inc.	20,900	277,343
Harris Corp.	1,800	52,092
JDS Uniphase Corp. (a)	2,875	9,344
Juniper Networks, Inc. (a)	7,000	105,420
Motorola, Inc.	30,600	129,438
QUALCOMM, Inc.	22,200	863,802
Tellabs, Inc. (a)	5,300	24,274
		2,786,144
Computers & Peripherals - 4.9%
Apple, Inc. (a)	12,000	1,261,440
Dell, Inc. (a)	23,300	220,884
EMC Corp. (a)	27,000	307,800
Hewlett-Packard Co.	32,200	1,032,332
International Business Machines Corp.	18,000	1,744,020
Lexmark International, Inc. Class A (a)	1,000	16,870
NetApp, Inc. (a)	4,400	65,296
QLogic Corp. (a)	1,600	17,792
SanDisk Corp. (a)	3,000	37,950
Sun Microsystems, Inc. (a)	10,050	73,566
Teradata Corp. (a)	2,300	37,306
		4,815,256
Electronic Equipment, Instruments & Components - 0.3%
Agilent Technologies, Inc. (a)	4,700	72,239
Amphenol Corp. Class A	2,300	65,527
FLIR Systems, Inc. (a)	2,000	40,960
Jabil Circuit, Inc.	2,900	16,124
Molex, Inc.	1,900	26,106
Tyco Electronics Ltd.	6,150	67,896
		288,852
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)	2,300	44,620
eBay, Inc. (a)	14,500	182,120
Google, Inc. Class A (a)	3,225	1,122,494
VeriSign, Inc. (a)	2,600	49,062
Yahoo!, Inc. (a)	18,700	239,547
		1,637,843
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	1,300	62,257
Automatic Data Processing, Inc.	6,800	239,088
Cognizant Technology Solutions Corp. Class A (a)	3,900	81,081
Computer Sciences Corp. (a)	2,000	73,680
Convergys Corp. (a)	1,600	12,928
Fidelity National Information Services, Inc.	2,600	47,320
Fiserv, Inc. (a)	2,100	76,566
Mastercard, Inc. Class A	1,000	167,480
Paychex, Inc.	4,300	110,381
Total System Services, Inc.	2,677	36,969
Western Union Co. / The	9,547	120,006
		1,027,756
Office Electronics - 0.1%
Xerox Corp.	11,600	52,780
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)	7,500	22,875
Altera Corp.	3,900	68,445
Analog Devices, Inc.	3,900	75,153
Applied Materials, Inc.	17,900	192,425
Broadcom Corp. Class A (a)	5,750	114,885
Intel Corp.	74,800	1,125,740
KLA-Tencor Corp.	2,300	46,000
Linear Technology Corp.	3,000	68,940
LSI Corp. (a)	8,700	26,448
MEMC Electronic Materials, Inc. (a)	3,000	49,470
Microchip Technology, Inc.	2,400	50,856
Micron Technology, Inc. (a)	10,300	41,818
National Semiconductor Corp.	2,600	26,702
Novellus Systems, Inc. (a)	1,300	21,619
NVIDIA Corp. (a)	7,200	70,992
Teradyne, Inc. (a)	2,300	10,074
Texas Instruments, Inc.	17,200	283,972
Xilinx, Inc.	3,700	70,892
		2,367,306
Software - 3.8%
Adobe Systems, Inc. (a)	7,000	149,730
Autodesk, Inc. (a)	3,000	50,430
BMC Software, Inc. (a)	2,500	82,500
CA, Inc.	5,300	93,333
Citrix Systems, Inc. (a)	2,400	54,336
Compuware Corp. (a)	3,300	21,747
Electronic Arts, Inc. (a)	4,300	78,217
Intuit, Inc. (a)	4,300	116,100
McAfee, Inc. (a)	2,100	70,350
Microsoft Corp.	102,800	1,888,436
Novell, Inc. (a)	4,600	19,596
Oracle Corp. (a)	51,500	930,605
Salesforce.com, Inc. (a)	1,400	45,822
Symantec Corp. (a)	10,994	164,250
		3,765,452
TOTAL INFORMATION TECHNOLOGY		16,741,389

MATERIALS - 3.2%
Chemicals - 1.9%
Air Products and Chemicals, Inc.	2,800	157,500
CF Industries Holdings, Inc.	700	49,791
Dow Chemical Co. / The	12,400	104,532
E.I. du Pont de Nemours & Co.	12,100	270,193
Eastman Chemical Co.	1,000	26,800
Ecolab, Inc.	2,300	79,879
International Flavors & Fragrances, Inc.	1,100	33,506
Monsanto Co.	7,386	613,777
PPG Industries, Inc.	2,200	81,180
Praxair, Inc.	4,100	275,889
Rohm & Haas Co.	1,700	134,028
Sigma-Aldrich Corp.	1,600	60,464
		1,887,539
Construction Materials - 0.1%
Vulcan Materials Co.	1,500	66,435
Containers & Packaging - 0.2%
Ball Corp.	1,300	56,420
Bemis Co., Inc	1,300	27,261
Owens-Illinois, Inc. (a)	2,200	31,768
Pactiv Corp. (a)	1,800	26,262
Sealed Air Corp.	2,100	28,980
		170,691
Metals & Mining - 0.9%
AK Steel Holding Corp.	1,500	10,680
Alcoa, Inc.	12,800	93,952
Allegheny Technologies, Inc.	1,300	28,509
Freeport-McMoRan Copper & Gold, Inc.	5,576	212,501
Newmont Mining Corp.	6,600	295,416
Nucor Corp.	4,200	160,314
Titanium Metals Corp.	1,100	6,017
United States Steel Corp.	1,600	33,808
		841,197
Paper & Forest Products - 0.1%
International Paper Co.	5,700	40,128
MeadWestvaco Corp.	2,300	27,577
Weyerhaeuser Co.	2,800	77,196
		144,901
TOTAL MATERIALS		3,110,763

TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	79,178	1,995,286
CenturyTel, Inc.	1,300	36,556
Embarq Corp.	1,951	73,845
Frontier Communications Corp.	4,200	30,156
Qwest Communications International, Inc.	19,800	67,716
Verizon Communications, Inc.	38,200	1,153,640
Windstream Corp.	5,896	47,522
		3,404,721
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	5,300	161,279
Sprint Nextel Corp. (a)	38,532	137,559
		298,838
TOTAL TELECOMMUNICATION SERVICES		3,703,559

UTILITIES - 4.1%
Electric Utilities - 2.3%
Allegheny Energy, Inc.	2,300	53,291
American Electric Power Co., Inc.	5,500	138,930
Duke Energy Corp.	17,236	246,820
Edison International	4,400	126,764
Entergy Corp.	2,500	170,225
Exelon Corp.	8,800	399,432
FirstEnergy Corp.	4,100	158,260
FPL Group, Inc.	5,500	279,015
Northeast Utilities	2,300	49,657
Pepco Holdings, Inc.	2,900	36,192
Pinnacle West Capital Corp.	1,400	37,184
PPL Corp.	5,000	143,550
Progress Energy, Inc.	3,700	134,162
Southern Co. / The	10,500	321,510
		2,294,992
Gas Utilities - 0.2%
EQT Corp.	1,800	56,394
Nicor, Inc.	600	19,938
Questar Corp.	2,300	67,689
		144,021
Independent Power Producers & Energy Traders - 0.1%
AES Corp. / The (a)	9,000	52,290
Constellation Energy Group, Inc.	2,700	55,782
Dynegy Inc. Class A (a)	6,799	9,587
		117,659
Multi-Utilities - 1.5%
Ameren Corp.	2,900	67,251
CenterPoint Energy, Inc.	4,700	49,021
CMS Energy Corp.	3,000	35,520
Consolidated Edison, Inc.	3,700	146,557
Dominion Resources Inc.	7,800	241,722
DTE Energy Co.	2,200	60,940
Integrys Energy Group, Inc.	1,012	26,352
NiSource, Inc.	3,700	36,260
PG&E Corp.	4,900	187,278
Public Service Enterprise Group, Inc.	6,800	200,396
SCANA Corp.	1,600	49,424
Sempra Energy	3,300	152,592
TECO Energy, Inc.	2,900	32,335
Wisconsin Energy Corp.	1,600	65,872
Xcel Energy, Inc.	6,100	113,643
		1,465,163
TOTAL UTILITIES		4,021,835

Total Common Stocks (Cost $131,831,217)		$93,069,587

Exchange-Traded Funds - 3.8%	Shares	Fair Value
Standard & Poor's Depository Receipts (SPDRs)	47,125	$3,743,610
Total Exchange-Traded Funds (Cost $3,683,675)		$3,743,610

Short-Term Notes - 1.1%	Face Amount	Fair Value
American Express Co.	$1,055,000	$1,055,000
0.101%, 04/01/2009
Total Short-Term Notes (Cost $1,055,000)		$1,055,000

Total Investments - 100.0% (Cost $136,569,892) (b)		$97,868,197
Other Assets in Excess of Liabilities - 0.0%		47,450
Net Assets - 100.0%		$97,915,647

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Strategic Value Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 94.4%	Shares	Fair Value
CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	2,060	$112,414
TOTAL CONSUMER DISCRETIONARY		112,414

CONSUMER STAPLES - 27.4%
Beverages - 4.7%
Coca-Cola Co. / The	6,515	286,334
Diageo PLC (a)	16,910	188,831
PepsiCo, Inc.	1,070	55,083
		530,248
Food Products - 11.2%
ConAgra Foods, Inc.	3,980	67,143
H.J. Heinz Co.	12,975	428,953
Kellogg Co.	1,340	49,084
Kraft Foods, Inc. Class A	16,775	373,915
Sara Lee Corp.	17,120	138,330
Unilever PLC (a)	11,710	221,432
		1,278,857
Household Products - 4.1%
Kimberly-Clark Corp.	7,805	359,889
Procter & Gamble Co. / The	2,210	104,069
		463,958
Personal Products - 0.5%
Avon Products, Inc.	2,840	54,613
Tobacco - 6.9%
Altria Group, Inc.	13,220	211,785
Philip Morris International, Inc.	9,385	333,918
Reynolds American, Inc.	6,710	240,486
		786,189
TOTAL CONSUMER STAPLES		3,113,865

ENERGY - 12.7%
Oil, Gas & Consumable Fuels - 12.7%
BP PLC - ADR	6,130	245,813
Chevron Corp.	1,660	111,618
ConocoPhillips	7,205	282,148
ENI SpA (a)	18,225	352,878
Royal Dutch Shell PLC - B Shares (a)	16,095	350,143
Total S.A. (a)	1,965	97,168
TOTAL ENERGY		1,439,768

HEALTH CARE - 16.2%
Pharmaceuticals - 16.2%
Abbott Laboratories	2,330	111,141
Bristol-Myers Squibb Co.	19,775	433,468
Eli Lilly & Co.	9,300	310,713
GlaxoSmithKline PLC (a)	24,805	386,329
Johnson & Johnson	7,360	387,136
Merck & Co., Inc.	7,620	203,835
TOTAL HEALTH CARE		1,832,622

TELECOMMUNICATION SERVICES - 20.2%
Diversified Telecommunication Services - 17.2%
AT&T, Inc.	14,100	355,320
BCE, Inc.	14,180	282,520
CenturyTel, Inc.	4,425	124,431
Deutsche Telekom AG (a)	21,795	269,953
France Telecom SA (a)	11,545	263,194
Frontier Communications Corp.	11,150	80,057
Verizon Communications, Inc.	13,320	402,264
Windstream Corp.	21,405	172,525
		1,950,264
Wireless Telecommunication Services - 3.0%
Vodafone Group PLC - ADR	19,770	344,393
TOTAL TELECOMMUNICATION SERVICES		2,294,657

UTILITIES - 16.9%
Electric Utilities - 9.5%
Duke Energy Corp.	26,720	382,631
Progress Energy, Inc.	11,690	423,879
Southern Co. / The	9,010	275,886
		1,082,396
Gas Utilities - 2.0%
AGL Resources, Inc.	8,310	220,464
Multi-Utilities - 5.4%
Dominion Resources Inc.	11,225	347,863
SCANA Corp.	8,575	264,882
		612,745
TOTAL UTILITIES		1,915,605

Total Common Stocks (Cost $14,175,363)		$10,708,931

Money Market Funds - 4.6%	Shares	Fair Value
Fidelity Institutional Money Market Funds	526,000	$526,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $526,000)		$526,000

Total Investments - 99.0% (Cost $14,701,363) (b)		$11,234,931
Other Assets in Excess of Liabilities - 1.0%		116,367
Net Assets - 100.0%		$11,351,298

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Security traded on a foreign exchange has been subjected to fair value procedures approved by the Fund Board of Directors.
These securities represent $2,129,928 or 18.8% of the Portfolio's net assets. As discussed in Note 2 of the Notes to Schedules of Investments, not all investments are valued at an estimate of fair value that is different from the local close price.
In some instances the independent fair valuation service uses the local close price because the confidence interval associated with holding is below the 75% threshold. The Portfolio's securities that are not subjected to fair value procedures are traded on exchanges whose local close times are consistent with the 4:00 pm Eastern Time U.S. market close.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
High Income Bond Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Corporate Bonds - 96.1%	Face Amount	Fair Value
CONSUMER DISCRETIONARY - 25.1%
Auto Components - 0.5%
Cooper-Standard Automotive, Inc.
8.375%, 12/15/2014	$250,000	$18,750
Hawk Corp.
8.750%, 11/01/2014	100,000	101,250
Tenneco, Inc.
8.625%, 11/15/2014	325,000	61,750
United Components, Inc.
9.375%, 06/15/2013	575,000	227,125
		408,875
Automobiles - 0.4%
Ford Motor Co.
7.450%, 07/16/2031	350,000	112,875
General Motors Corp.
7.400%, 09/01/2025	1,150,000	138,000
8.375%, 07/15/2033	275,000	34,375
		285,250
Distributors - 0.1%
Baker & Taylor, Inc.
11.500%, 07/01/2013 (b)	400,000	98,000
Diversified Consumer Services - 1.5%
Education Management LLC / Education Management Finance Corp.
10.250%, 06/01/2016	575,000	540,500
KAR Holdings, Inc.
10.000%, 05/01/2015	675,000	297,000
Knowledge Learning Corp.
7.750%, 02/01/2015 (b)	425,000	344,250
		1,181,750
Hotels, Restaurants & Leisure - 5.2%
Dave & Busters, Inc.
11.250%, 03/15/2014	225,000	122,625
Fontainebleau Las Vegas Holdings LLC / Fontainebleau Las Vegas Capital Corp.
11.000%, 06/15/2015 (b)	375,000	13,125
Great Canadian Gaming Corp.
7.250%, 02/15/2015 (b)	400,000	290,000
Herbst Gaming, Inc.
7.000%, 11/15/2014 (Acquired 11/05/2004 through 01/03/2008, Cost, $352,676) (a) (c) (d)	375,000	2,344
Indianapolis Downs LLC & Indiana Downs Capital Corp.
11.000%, 11/01/2012 (b)	500,000	270,000
15.500%, 11/01/2013 (b)	87,109	30,923
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	450,000	268,875
Mandalay Resort Group
9.375%, 02/15/2010	190,000	36,100
MGM Mirage, Inc.
8.500%, 09/15/2010	75,000	31,125
8.375%, 02/01/2011	200,000	22,000
13.000%, 11/15/2013 (b)	75,000	56,250
5.875%, 02/27/2014	700,000	248,500
7.500%, 06/01/2016	325,000	115,375
NPC International, Inc.
9.500%, 05/01/2014	550,000	431,750
Penn National Gaming, Inc.
6.750%, 03/01/2015	425,000	363,375
Royal Caribbean Cruises Ltd.
7.000%, 06/15/2013	175,000	99,094
7.250%, 06/15/2016	275,000	130,625
San Pasqual Casino Development Group
8.000%, 09/15/2013 (b)	350,000	261,625
Seminole Hard Rock International Inc. / Seminole Hard Rock International LLC
3.820%, 03/15/2014 (b) (e)	400,000	210,000
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/2015 (b)	400,000	168,000
Tunica-Biloxi Gaming Authority
9.000%, 11/15/2015 (b)	200,000	163,000
Universal City Development Partners, Ltd. / UCDP Finance, Inc.
11.750%, 04/01/2010	250,000	215,000
Universal City Florida Holding Co. I / II
5.920%, 05/01/2010 (e)	525,000	186,375
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
6.625%, 12/01/2014	500,000	380,000
		4,116,086
Household Durables - 1.3%
Da-Lite Screen Co., Inc.
9.500%, 05/15/2011	150,000	129,750
Jarden Corp.
7.500%, 05/01/2017	725,000	587,250
Norcraft Companies LP / Norcraft Capital Corp.
9.750%, 09/01/2012	150,000	119,250
Sealy Mattress Co.
8.250%, 06/15/2014	525,000	195,563
		1,031,813
Leisure Equipment & Products - 2.5%
True Temper Sports, Inc.
8.375%, 09/15/2011 (c) (d)	275,000	39,875
Visant Holding Corp.
7.625%, 10/01/2012	875,000	833,438
8.750%, 12/01/2013	800,000	732,000
10.250%, 12/01/2013	425,000	397,375
		2,002,688
Media - 11.3%
AAC Group Holding Corp.
10.250%, 10/01/2012 (b)	500,000	285,000
16.750%, 10/01/2012	137,284	21,279
Affinity Group Holding, Inc.
9.000%, 02/15/2012	175,000	98,000
10.875%, 02/15/2012	225,490	101,470
American Achievement Corp.
8.250%, 04/01/2012 (b)	375,000	273,750
CCH II LLC / CCH II Capital Corp.
10.250%, 09/15/2010 (Acquired 11/19/2003 through 09/17/2007, Cost $580,207) (a) (c)	575,000	520,375
CCO Holdings LLC / CCO Holdings Capital
8.750%, 11/15/2013 (Acquired 03/16/2009, Cost $103,237) (a) (c)	125,000	105,000
CSC Holdings, Inc.
8.500%, 04/15/2014 (b)	125,000	123,750
Cinemark, Inc.
9.750%, 03/15/2014	500,000	473,750
Dex Media West LLC / Dex Media Finance Co.
9.875%, 08/15/2013	422,000	85,455
Dex Media, Inc.
9.000%, 11/15/2013	275,000	35,750
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
8.375%, 03/15/2013	425,000	431,906
6.375%, 06/15/2015	200,000	189,500
EchoStar DBS Corp.
6.625%, 10/01/2014	650,000	583,375
FoxCo Acquisition Sub. LLC
13.375%, 07/15/2016 (b)	350,000	85,750
Idearc, Inc.
8.000%, 11/15/2016 (Acquired 11/01/2006 through 06/08/2007, Cost $631,081) (a) (c)	625,000	19,531
Intelsat Intermediate Holding Co. Ltd
0.000% to 02/01/2010 then 9.500%, 02/01/2015 (b)	875,000	730,625
Intelsat Jackson Holdings Ltd.
11.250%, 06/15/2016	1,275,000	1,243,125
Kabel Deutschland GmbH
10.625%, 07/01/2014	475,000	482,125
Lamar Media Corp.
7.250%, 01/01/2013	50,000	43,312
9.750%, 04/01/2014 (b)	50,000	48,938
6.625%, 08/15/2015	750,000	546,000
MediMedia USA, Inc.
11.375%, 11/15/2014 (b)	700,000	458,500
Newport Television LLC / NTV Finance Corp.
13.000%, 03/15/2017 (b)	400,000	16,000
Nexstar Broadcasting, Inc.
7.000%, 01/15/2014	93,000	40,920
7.000%, 01/15/2014 (b)	279,487	122,974
Nielsen Finance LLC / Nielsen Finance Co.
11.625%, 02/01/2014 (b)	450,000	407,812
Quebecor Media, Inc.
7.750%, 03/15/2016	450,000	344,250
R.H. Donnelley Corp.
6.875%, 01/15/2013	375,000	22,500
8.875%, 01/15/2016	150,000	9,375
8.875%, 10/15/2017	450,000	27,000
Rainbow National Services LLC
10.375%, 09/01/2014 (b)	414,000	424,350
Readers Digest Association, Inc. / The
9.000%, 02/15/2017	725,000	45,313
TruVo Subsidiary Corp.
8.375%, 12/01/2014 (b) (d)	500,000	72,500
Univision Communications Inc.
9.750%, 03/15/2015 (b)	375,000	39,375
Videotron Ltee
6.375%, 12/15/2015	100,000	91,125
9.125%, 04/15/2018 (b)	150,000	153,469
XM Satellite Radio Holdings, Inc.
13.000%, 08/01/2014 (b)	300,000	138,750
		8,941,979
Multiline Retail - 0.7%
Dollar General Corp.
11.875%, 07/15/2017	600,000	592,500
Specialty Retail - 1.4%
NBC Acquisition Corp.
11.000%, 03/15/2013	350,000	178,500
Nebraska Book Co., Inc.
8.625%, 03/15/2012	675,000	381,375
Penske Auto Group, Inc.
7.750%, 12/15/2016	275,000	138,875
Sally Holdings LLC
10.500%, 11/15/2016	450,000	396,000
		1,094,750
Textiles, Apparel & Luxury Goods - 0.2%
Phillips-Van Heusen Corp.
8.125%, 05/01/2013	150,000	143,250
TOTAL CONSUMER DISCRETIONARY		19,896,941

CONSUMER STAPLES - 7.0%
Beverages - 0.6%
Constellation Brands, Inc.
8.375%, 12/15/2014	150,000	151,500
7.250%, 09/01/2016	175,000	167,125
7.250%, 05/15/2017	150,000	143,250
		461,875
Food & Staples Retailing - 0.9%
Couche-Tard U.S. LP / Couche-Tard Finance Corp.
7.500%, 12/15/2013	250,000	246,875
General Nutrition Centers, Inc.
6.404%, 03/15/2014 (e)	700,000	434,000
		680,875
Food Products - 4.9%
ASG Consolidated LLC / ASG Finance, Inc.
11.500%, 11/01/2011	600,000	504,000
B&G Foods, Inc.
8.000%, 10/01/2011	650,000	611,000
Dean Foods Co.
7.000%, 06/01/2016	550,000	525,250
Eurofresh, Inc.
11.500%, 01/15/2013 (b) (c)	125,000	28,125
Michael Foods, Inc.
8.000%, 11/15/2013	550,000	492,250
Pilgrims Pride Corp.
7.625%, 05/01/2015 (Acquired 10/02/2008, Cost $61,743) (a) (c)	125,000	80,937
8.375%, 05/01/2017 (Acquired 05/04/2007 through 07/15/2008, Cost $564,329) (a) (c)	575,000	218,500
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
9.250%, 04/01/2015	350,000	280,000
10.625%, 04/01/2017	300,000	211,500
Reddy Ice Holdings, Inc.
10.500%, 11/01/2012	550,000	266,750
Smithfield Foods, Inc.
7.750%, 05/15/2013	350,000	236,250
7.750%, 07/01/2017	325,000	203,125
Tyson Foods, Inc.
10.500%, 03/01/2014 (b)	250,000	260,165
		3,917,852
Household Products - 0.3%
Central Garden and Pet Co.
9.125%, 02/01/2013	300,000	238,500
Tobacco - 0.3%
Reynolds American, Inc.
7.750%, 06/01/2018	325,000	286,765
TOTAL CONSUMER STAPLES		5,585,867

ENERGY - 9.8%
Energy Equipment & Services - 0.8%
Basic Energy Services, Inc.
7.125%, 04/15/2016	375,000	219,375
CGG-Veritas
7.750%, 05/15/2017	375,000	288,750
Complete Production Services, Inc.
8.000%, 12/15/2016	225,000	144,000
		652,125
Oil, Gas & Consumable Fuels - 9.0%
Chesapeake Energy Corp.
7.500%, 09/15/2013	325,000	299,000
9.500%, 02/15/2015	325,000	317,687
6.875%, 01/15/2016	250,000	211,250
6.875%, 11/15/2020	425,000	334,687
Forest Oil Corp.
7.250%, 06/15/2019	450,000	357,750
Hilcorp Energy I LP/Hilcorp Finance Co.
7.750%, 11/01/2015 (b)	400,000	294,000
Holly Energy Partners LP
6.250%, 03/01/2015	475,000	353,875
Inergy LP / Inergy Finance Corp.
6.875%, 12/15/2014	625,000	581,250
8.750%, 03/01/2015 (b)	150,000	145,500
MarkWest Energy Partners LP / MarkWest Energy Finance
8.750%, 04/15/2018	600,000	421,500
Pacific Energy Partners LP / Pacific Energy Finance Corp.
7.125%, 06/15/2014	100,000	92,740
6.250%, 09/15/2015	100,000	85,953
Petroplus Finance Ltd.
6.750%, 05/01/2014 (b)	200,000	149,000
7.000%, 05/01/2017 (b)	225,000	163,125
Pioneer Natural Resources Co.
6.875%, 05/01/2018	300,000	222,004
Plains Exploration & Production Co.
7.750%, 06/15/2015	450,000	389,250
7.000%, 03/15/2017	125,000	100,000
Range Resources Corp.
7.375%, 07/15/2013	125,000	119,063
6.375%, 03/15/2015	100,000	89,250
7.500%, 05/15/2016	150,000	139,125
Regency Energy Partners LP / Regency Energy Finance Corp.
8.375%, 12/15/2013	475,000	406,125
SandRidge Energy, Inc.
8.000%, 06/01/2018 (b)	250,000	185,000
Southern Star Central Corp.
6.750%, 03/01/2016	225,000	189,000
Southwestern Energy Co.
7.500%, 02/01/2018 (b)	150,000	145,500
Tennessee Gas Pipeline Co.
8.000%, 02/01/2016 (b)	100,000	100,500
8.375%, 06/15/2032	560,000	535,599
Williams Cos., Inc.
7.625%, 07/15/2019	450,000	421,477
7.875%, 09/01/2021	250,000	231,691
		7,080,901
TOTAL ENERGY		7,733,026

FINANCIALS - 6.2%
Capital Markets - 0.2%
Nuveen Investments, Inc.
10.500%, 11/15/2015 (b)	675,000	192,375
Consumer Finance - 3.8%
Ford Motor Credit Co. LLC
9.875%, 08/10/2011	450,000	340,799
7.250%, 10/25/2011	675,000	480,824
4.010%, 01/13/2012 (e)	550,000	347,188
8.000%, 12/15/2016	650,000	427,736
GMAC LLC
6.875%, 09/15/2011 (b)	1,522,000	1,082,112
7.000%, 02/01/2012 (b)	332,000	229,452
8.000%, 11/01/2031 (b)	260,000	125,291
		3,033,402
Real Estate Investment Trusts - 2.0%
Host Hotels & Resorts LP
7.125%, 11/01/2013	200,000	162,500
6.875%, 11/01/2014	250,000	193,750
6.375%, 03/15/2015	175,000	130,375
6.750%, 06/01/2016	100,000	73,500
Ventas Realty LP / Ventas Capital Corp.
9.000%, 05/01/2012	125,000	125,312
6.625%, 10/15/2014	475,000	425,125
7.125%, 06/01/2015	175,000	158,375
6.500%, 06/01/2016	75,000	65,250
6.750%, 04/01/2017	275,000	236,500
		1,570,687
Real Estate Management & Development - 0.2%
HRP Myrtle Beach Operations LLC / HRP Myrtle Beach Capital Corp.
7.383%, 04/01/2012 (Acquired 03/23/2006, Cost $150,000) (a) (b) (c) (d) (e)	275,000	4,125
lcahn Enterprises LP / lcahn Enterprises Finance Corp.
7.125%, 02/15/2013	250,000	200,000
		204,125
TOTAL FINANCIALS		5,000,589

HEALTH CARE - 10.1%
Health Care Equipment & Supplies - 2.6%
Accellent, Inc.
10.500%, 12/01/2013	375,000	278,438
Bausch & Lomb, Inc.
9.875%, 11/01/2015 (b)	350,000	279,125
Biomet, Inc.
10.375%, 10/15/2017	75,000	63,750
11.625%, 10/15/2017	950,000	843,125
VWR Funding, Inc.
10.250%, 07/15/2015	850,000	582,250
		2,046,688
Health Care Providers & Services - 7.2%
AMR HoldCo, Inc. / EmCare HoldCo, Inc.
10.000%, 02/15/2015	375,000	375,000
CRC Health Corp.
10.750%, 02/01/2016	425,000	269,875
Fresenius US Finance II
9.000%, 07/15/2015 (b)	250,000	261,250
HCA, Inc.
9.250%, 11/15/2016	550,000	501,875
9.625%, 11/15/2016	1,475,000	1,180,000
9.875%, 02/15/2017 (b)	225,000	213,750
7.500%, 11/06/2033	225,000	113,625
National Mentor Holdings, Inc.
11.250%, 07/01/2014	475,000	396,625
Omnicare, Inc.
6.875%, 12/15/2015	450,000	405,000
United Surgical Partners International, Inc.
9.250%, 05/01/2017	625,000	434,375
Universal Hospital Services, Inc.
5.943%, 06/01/2015 (e)	150,000	109,500
8.500%, 06/01/2015	325,000	290,875
Vanguard Health Holding Co. I LLC
9.000%, 10/01/2014	425,000	377,187
0.000% to 10/01/2009 then 11.250%, 10/01/2015	150,000	125,250
Viant Holdings, Inc.
10.125%, 07/15/2017 (b)	525,000	259,875
Yankee Acquisition Corp.
8.500%, 02/15/2015	125,000	69,375
9.750%, 02/15/2017	650,000	315,250
		5,698,687
Life Sciences Tools & Services - 0.3%
Bio-Rad Laboratories, Inc.
6.125%, 12/15/2014	275,000	239,250
TOTAL HEALTH CARE		7,984,625

INDUSTRIALS - 13.5%
Aerospace & Defense - 2.4%
Alliant Techsystems, Inc.
6.750%, 04/01/2016	350,000	334,250
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.
8.875%, 04/01/2015	150,000	17,625
9.750%, 04/01/2017	200,000	35,000
L-3 Communications Corp.
6.125%, 07/15/2013	175,000	168,875
6.125%, 01/15/2014	600,000	570,000
5.875%, 01/15/2015	100,000	93,250
6.375%, 10/15/2015	225,000	213,188
Sequa Corporation
11.750%, 12/01/2015 (b)	300,000	46,500
13.500%, 12/01/2015 (b)	165,705	19,056
TransDigm, Inc.
7.750%, 07/15/2014	450,000	421,875
		1,919,619
Air Freight & Logistics - 0.2%
CEVA Group PLC
10.000%, 09/01/2014 (b)	450,000	174,375
Building Products - 0.3%
Nortek, Inc.
10.000%, 12/01/2013	125,000	52,813
8.500%, 09/01/2014	250,000	26,250
Panolam Industries International, Inc.
10.750%, 10/01/2013	225,000	30,375
Ply Gem Industries, Inc.
11.750%, 06/15/2013	250,000	112,500
		221,938
Commercial Services & Supplies - 5.0%
Allied Waste North America, Inc.
7.125%, 05/15/2016	375,000	350,163
ARAMARK Corp.
4.670%, 02/01/2015 (e)	250,000	191,875
8.500%, 02/01/2015	750,000	693,750
Browning-Ferris Industries, Inc.
9.250%, 05/01/2021	225,000	226,675
Global Cash Access LLC / Global Cash Finance Corp.
8.750%, 03/15/2012	431,000	355,575
RSC Equipment Rental, Inc. / RSC Holdings III, LLC
9.500%, 12/01/2014	600,000	297,000
SGS International, Inc.
12.000%, 12/15/2013	700,000	386,750
U.S. Investigations Services, Inc.
10.500%, 11/01/2015 (b)	225,000	172,687
11.750%, 05/01/2016 (b)	275,000	198,000
West Corp.
9.500%, 10/15/2014	775,000	543,469
11.000%, 10/15/2016	750,000	502,500
		3,918,444
Electrical Equipment - 1.9%
Baldor Electric Co.
8.625%, 02/15/2017	400,000	319,000
Belden, Inc.
7.000%, 03/15/2017	450,000	371,250
General Cable Corp.
3.583%, 04/01/2015 (e)	325,000	231,562
7.125%, 04/01/2017	350,000	288,750
Sensus Metering Systems, Inc.
8.625%, 12/15/2013	350,000	294,875
		1,505,437
Machinery - 1.8%
ALH Finance LLC / ALH Finance Corp.
8.500%, 01/15/2013	500,000	425,000
Esco Corp.
5.195%, 12/15/2013 (b) (e)	75,000	47,625
8.625%, 12/15/2013 (b)	250,000	191,250
Mueller Water Products, Inc.
7.375%, 06/01/2017	250,000	130,000
SPX Corp.
7.625%, 12/15/2014	325,000	313,625
Valmont Industries, Inc.
6.875%, 05/01/2014	375,000	346,875
		1,454,375
Marine - 0.3%
Stena AB
7.500%, 11/01/2013	100,000	75,500
7.000%, 12/01/2016	275,000	193,875
		269,375
Road & Rail - 0.9%
Hertz Corp.
8.875%, 01/01/2014	475,000	290,344
10.500%, 01/01/2016	300,000	132,000
Kansas City Southern Railway Co.
13.000%, 12/15/2013	100,000	102,500
8.000%, 06/01/2015	250,000	208,125
		732,969
Trading Companies & Distributors - 0.7%
American Tire Distributors Holdings, Inc.
10.750%, 04/01/2013	175,000	124,250
Interline Brands, Inc.
8.125%, 06/15/2014	475,000	427,500
		551,750
TOTAL INDUSTRIALS		10,748,282

INFORMATION TECHNOLOGY - 5.8%
Computers & Peripherals - 0.3%
Seagate Technology HDD Holdings
6.800%, 10/01/2016	450,000	263,250
Electronic Equipment, Instruments, & Components - 0.1%
Smart Modular Technologies WWH, Inc.
6.708%, 04/01/2012 (e)	114,000	90,630
IT Services - 3.8%
Ceridian Corp.
11.250%, 11/15/2015	550,000	233,750
CompuCom Systems, Inc.
12.500%, 10/01/2015 (b)	500,000	292,500
First Data Corp.
9.875%, 09/24/2015	575,000	339,250
Intergen NV
9.000%, 06/30/2017 (b)	475,000	432,250
iPayment, Inc.
9.750%, 05/15/2014	350,000	183,750
Lender Processing Services, Inc.
8.125%, 07/01/2016	325,000	324,187
SunGard Data Systems, Inc.
9.125%, 08/15/2013	350,000	306,250
10.625%, 05/15/2015 (b)	250,000	220,000
10.250%, 08/15/2015	800,000	564,000
Unisys Corp.
12.500%, 01/15/2016	350,000	93,188
		2,989,125
Office Electronics - 0.1%
Xerox Corp.
7.625%, 06/15/2013	100,000	89,314
Semiconductor & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	375,000	80,625
9.125%, 12/15/2014	475,000	38,000
		118,625
Software - 1.3%
Activant Solutions, Inc.
9.500%, 05/01/2016	400,000	247,000
Open Solutions, Inc.
9.750%, 02/01/2015 (b)	375,000	58,594
Serena Software, Inc.
10.375%, 03/15/2016	450,000	270,000
SS&C Technologies, Inc.
11.750%, 12/01/2013	500,000	427,500
		1,003,094
TOTAL INFORMATION TECHNOLOGY		4,554,038

MATERIALS - 7.3%
Chemicals - 3.1%
Airgas, Inc.
7.125%, 10/01/2018 (b)	100,000	96,250
Chemtura Corp.
6.875%, 06/01/2016 (Acquired 04/19/2006 and 04/11/2007, Cost $346,755) (a) (c) (d)	350,000	159,250
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
9.750%, 11/15/2014	375,000	84,375
Invista
9.250%, 05/01/2012 (b)	275,000	247,500
Koppers, Inc.
9.875%, 10/15/2013	200,000	184,000
Mosaic Co. / The
7.625%, 12/01/2016 (b)	175,000	171,745
Nalco Finance Holdings LLC / Nalco Finance Holdings, Inc.
9.000%, 02/01/2014	66,000	59,730
Nalco Co.
7.750%, 11/15/2011	125,000	123,750
8.875%, 11/15/2013	750,000	723,750
Terra Capital, Inc.
7.000%, 02/01/2017	525,000	485,625
Union Carbide Corp.
7.875%, 04/01/2023	100,000	69,207
7.500%, 06/01/2025	50,000	31,444
		2,436,626
Containers & Packaging - 3.0%
Ball Corp.
6.625%, 03/15/2018	250,000	243,750
Berry Plastic Holdings Corp.
8.875%, 09/15/2014	375,000	211,875
Crown Americas LLC / Crown Americas Capital Corp.
7.750%, 11/15/2015	600,000	606,000
Graphic Packaging International Corp.
9.500%, 08/15/2013	775,000	558,000
Owens-Brockway Glass Container, Inc.
8.250%, 05/15/2013	500,000	505,000
Rock-Tenn Co.
9.250%, 03/15/2016	250,000	250,625
Russell-Stanley Holdings, Inc.
9.000%, 11/30/2008 (Acquired 11/20/2001 and 05/30/2005, Cost $4,325) (a) (b) (c) (d) (f)	3,643	423
		2,375,673
Metals & Mining - 0.9%
Aleris International, Inc.
9.000%, 12/15/2014 (Acquired 12/13/2006, Cost $175,000) (a) (c)	175,000	997
10.000%, 12/15/2016 (Acquired 12/13/2006 and 05/30/2007, Cost $256,970) (a) (c)	250,000	1,425
Compass Minerals International, Inc.
12.000%, 06/01/2013	249,000	258,960
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	400,000	374,528
Novelis, Inc.
7.250%, 02/15/2015	209,000	84,645
		720,555
Paper & Forest Products - 0.3%
NewPage Corp.
10.000%, 05/01/2012	300,000	105,750
12.000%, 05/01/2013	425,000	91,375
		197,125
TOTAL MATERIALS		5,729,979

TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 1.3%
Fairpoint Communications, Inc.
13.125%, 04/01/2018 (b)	200,000	39,000
Qwest Corp.
8.875%, 03/15/2012	800,000	794,000
Valor Telecommunications Enterprises, LLC / Valor Telecommunications Finance Corp.
7.750%, 02/15/2015	100,000	97,330
Windstream Corp.
8.625%, 08/01/2016	75,000	74,062
		1,004,392
Wireless Telecommunication Services - 5.6%
Centennial Communications Corp.
7.185%, 01/01/2013 (e)	275,000	276,375
10.000%, 01/01/2013	175,000	186,812
8.125%, 02/01/2014	100,000	103,500
Crown Castle International Corp.
9.000%, 01/15/2015	75,000	75,563
Digicel Group Ltd
8.875%, 01/15/2015 (b)	275,000	178,750
9.125%, 01/15/2015 (b)	487,000	299,505
Digicel Ltd
9.250%, 09/01/2012 (b)	200,000	177,500
12.000%, 04/11/2014 (b)	175,000	165,170
MetroPCS Wireless, Inc.
9.250%, 11/01/2014 (b)	125,000	121,250
9.250%, 11/01/2014	575,000	560,625
Nextel Communications, Inc.
7.375%, 08/01/2015	650,000	347,750
Rogers Communications, Inc.
8.000%, 12/15/2012	675,000	684,281
Sprint Capital Corp.
6.900%, 05/01/2019	1,025,000	727,750
Sprint Nextel Corp.
6.000%, 12/01/2016	725,000	522,000
		4,426,831
TOTAL TELECOMMUNICATION SERVICES		5,431,223

UTILITIES - 4.4%
Electric Utilities - 2.0%
Edison Mission Energy
7.750%, 06/15/2016	425,000	325,125
7.000%, 05/15/2017	500,000	367,500
NV Energy, Inc.
6.750%, 08/15/2017	425,000	339,420
Texas Competitive Electric Holdings Co. LLC
10.250%, 11/01/2015	1,100,000	555,500
		1,587,545
Gas Utilities - 0.6%
AmeriGas Partners LP
7.250%, 05/20/2015	150,000	141,750
7.125%, 05/20/2016	400,000	378,000
		519,750
Independent Power Producers & Energy Traders - 1.7%
Dynegy Holdings, Inc.
7.750%, 06/01/2019	675,000	442,125
Energy Future Competitive Holdings Co.
10.875%, 11/01/2017	100,000	65,000
NRG Energy, Inc.
7.250%, 02/01/2014	375,000	353,437
7.375%, 02/01/2016	300,000	279,750
7.375%, 01/15/2017	200,000	186,500
		1,326,812
Multi-Utilities - 0.1%
FPL Energy National Wind Portfolio
6.125%, 03/25/2019 (b)	71,459	63,109
Teco Finance, Inc.
6.750%, 05/01/2015	50,000	42,101
		105,210
TOTAL UTILITIES		3,539,317

Total Corporate Bonds (Cost $105,674,036)		$76,203,887

Convertible Bonds - 0.6%	Face Amount	Fair Value
INDUSTRIALS - 0.6%
Professional Services - 0.6%
School Specialty, Inc.
3.750%, 08/01/2023	$550,000	$467,500
Total Convertible Bonds (Cost $448,372)		$467,500

Preferred Stocks - 0.1%	Shares	Fair Value
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Preferred Blocker, Inc.
7.000%, cumulative (a) (b)	346	$68,908
Total Preferred Stocks (Cost $0)		$68,908

Common Stocks - 0.0%	Shares	Fair Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Virgin Media, Inc.	507	$2,434
Total Common Stocks (Cost $3,640)		$2,434

Warrants - 0.0%	Contracts	Fair Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Sirius XM Radio, Inc.
Expiration: March 2010, Exercise Price: $9.83 (a)	50	$22
Total Warrants (Cost $0)		$22

Money Market Funds - 3.4%	Shares	Fair Value
Fidelity Instiututional Money Market Funds
Money Market Portfolio - Class I	2,660,000	$2,660,000
Total Money Market Funds (Cost $2,660,000)		$2,660,000

Total Investments - 100.2% (Cost $108,786,048) (g)		$79,402,751
Liabilities in Excess of Other Assets - (0.2)%		(155,980)
Net Assets - 100.0%		$79,246,771

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2009, the value of these securities totaled $12,886,933 or 16.3% of the Portfolio's net assets. Unless otherwise noted by (d) below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Represents a security that is in default.
(d) Represents a security deemed to be illiquid. At March 31, 2009, the value of illiquid securities in the Portfolio totaled $278,517 or 0.4% of the Portfolio's net assets.
(e) Security is a variable rate instrument in which the coupon rate is adjusted quarterly or semi-annually in concert with U.S. LIBOR.
Interest rates stated are those in effect at March 31, 2009.
(f) Market quotations for these investments were not readily available at March 31, 2009. As discussed in Note 2 of the
Notes to Schedules of Investments, prices for theses issues were derived from estimates of fair market value using Board approved pricing policies or other methods determined in good faith by the Fund's Pricing Committee under the supervision of the Board. At March 31, 2009, the value of these securities totaled $423 or 0.0% of the Portfolio's net assets.
(g) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Capital Growth Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 99.2%	Shares	Fair Value
CONSUMER DISCRETIONARY - 15.7%
Diversified Consumer Services - 0.6%
American Public Education, Inc. (a)	3,285	$138,167
Hotels, Restaurants & Leisure - 7.0%
Bally Technologies, Inc. (a)	31,445	579,217
BJ's Restaurants, Inc. (a)	34,410	478,643
Penn National Gaming, Inc. (a)	8,460	204,309
Shuffle Master, Inc. (a)	63,185	181,341
WMS Industries, Inc. (a)	13,160	275,175
		1,718,685
Household Durables - 2.8%
Universal Electronics, Inc. (a)	37,200	673,320
Internet & Catalog Retail - 2.3%
NetFlix, Inc. (a)	13,315	571,480
Specialty Retail - 3.0%
Genesco, Inc. (a)	38,225	719,777
TOTAL CONSUMER DISCRETIONARY		3,821,429

CONSUMER STAPLES - 1.0%
Personal Products - 1.0%
Herbalife Ltd.	16,015	239,905
TOTAL CONSUMER STAPLES		239,905

ENERGY - 7.7%
Energy Equipment & Services - 6.4%
Core Laboratories N.V.	4,465	326,659
Lufkin Industries, Inc.	16,545	626,725
Oceaneering International, Inc. (a)	9,825	362,248
OYO Geospace Corp. (a)	18,715	244,418
		1,560,050
Oil, Gas & Consumable Fuels - 1.3%
Alpha Natural Resources, Inc. (a)	17,695	314,086
TOTAL ENERGY		1,874,136

FINANCIALS - 4.9%
Capital Markets - 1.3%
Investment Technology Group, Inc. (a)	12,550	320,276
Commercial Banks - 1.6%
First Commonwealth Financial Corp.	27,510	244,014
S&T Bancorp, Inc.	7,310	155,045
		399,059
Consumer Finance - 2.0%
Cash America International, Inc.	31,025	485,851
TOTAL FINANCIALS		1,205,186

HEALTH CARE - 25.8%
Biotechnology - 4.4%
BioMarin Pharmaceutical, Inc. (a)	26,435	326,472
Cubist Pharmaceuticals, Inc. (a)	14,445	236,320
Myriad Genetics, Inc. (a)	6,940	315,562
Onyx Pharmaceuticals, Inc. (a)	6,610	188,716
		1,067,070
Health Care Equipment & Supplies - 8.1%
American Medical Systems Holdings, Inc. (a)	61,670	687,620
Cutera, Inc. (a)	34,190	218,474
Hansen Medical, Inc. (a)	7,185	28,884
Thoratec Corp. (a)	40,340	1,036,335
		1,971,313
Health Care Providers & Services - 6.6%
Amedisys, Inc. (a)	6,325	173,874
Centene Corp. (a)	31,035	559,251
Genoptix, Inc. (a)	11,005	300,216
Lincare Holdings, Inc. (a)	19,630	427,934
MWI Veterinary Supply, Inc. (a)	5,560	158,349
		1,619,624
Health Care Technology - 3.4%
Eclipsys Corp. (a)	62,598	634,744
Vital Images, Inc. (a)	16,815	189,505
		824,249
Life Sciences Tools & Services - 2.4%
Bio-Rad Laboratories, Inc. (a)	1,295	85,340
ICON PLC - ADR (a)	30,590	494,029
		579,369
Pharmaceuticals - 0.9%
Perrigo Co.	9,430	234,147
TOTAL HEALTH CARE		6,295,772

INDUSTRIALS - 13.3%
Aerospace & Defense - 0.8%
Hexcel Corp. (a)	28,480	187,114
Commercial Services & Supplies - 5.9%
Copart, Inc. (a)	8,035	238,318
GEO Group, Inc. / The (a)	29,900	396,175
Ritchie Bros. Auctioneers, Inc.	16,845	313,148
Waste Connections, Inc. (a)	19,408	498,786
		1,446,427
Construction & Engineering - 1.7%
Northwest Pipe Co. (a)	14,155	402,993
Professional Services - 3.7%
FTI Consulting, Inc. (a)	14,810	732,799
Monster Worldwide, Inc. (a)	22,250	181,337
		914,136
Road & Rail - 1.2%
Landstar System, Inc.	8,650	289,516
TOTAL INDUSTRIALS		3,240,186

INFORMATION TECHNOLOGY - 25.6%
Communications Equipment - 2.5%
EMS Technologies, Inc. (a)	34,985	610,838
Computers & Peripherals - 3.4%
Compellent Technologies, Inc. (a)	50,155	544,182
Netezza Corp. (a)	42,655	290,054
		834,236
Electronic Equipment, Instruments & Components - 3.6%
Coherent, Inc. (a)	28,615	493,609
Dolby Laboratories, Inc. Class A (a)	7,815	266,569
DTS, Inc. (a)	4,935	118,736
		878,914
Internet Software & Services - 0.4%
Internet Capital Group, Inc. (a)	24,445	98,513
IT Services - 1.1%
Lender Processing Services, Inc.	9,190	281,306
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc. (a)	17,865	134,524
Varian Semiconductor Equipment Associates, Inc. (a)	22,935	496,772
		631,296
Software - 12.0%
ANSYS, Inc. (a)	17,940	450,294
FactSet Research Systems, Inc.	5,452	272,546
Informatica Corp. (a)	15,905	210,900
Macrovision Solutions Corp. (a)	33,585	597,477
Novell, Inc. (a)	46,800	199,368
Quality Systems, Inc.	12,620	571,055
TIBCO Software, Inc. (a)	106,160	623,159
		2,924,799
TOTAL INFORMATION TECHNOLOGY		6,259,902

MATERIALS - 5.2%
Chemicals - 5.2%
CF Industries Holdings, Inc.	4,335	308,349
Huntsman Corp.	110,150	344,769
Quaker Chemical Corp.	9,385	74,517
Terra Industries, Inc.	19,115	536,940
TOTAL MATERIALS		1,264,575

Total Common Stocks (Cost $29,276,737)		$24,201,091

Warrants - 0.0%	Underlying Shares	Fair Value
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Lantronix, Inc. Warrant
Expiration: February, 2011, Exercise Price: $1.00 (a)(b)	305	$—

Total Warrants (Cost $0)		$—

Money Market Funds - 1.1%	Shares	Fair Value
Fidelity Institutional Money Market Funds	264,000	$264,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $264,000)		$264,000

Total Investments - 100.3% (Cost $29,540,737) (c)		$24,465,091
Liabilities in Excess of Other Assets - (0.3)%		(84,506)
Net Assets - 100.0%		$24,380,585

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Market quotations for these investments were not readily available at March 31, 2009. As discussed in Note 2 of the
Notes to Schedule of Investments, prices for theses issues were derived from estimates of fair market value using methods determined in good faith by the Fund's Pricing Committee under the supervision of the Board. At March 31, 2009, the value of these securities totaled $0 or 0.0% of the Portfolio's net assets.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Nasdaq-100® Index Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 100.3%	Shares	Fair Value
CONSUMER DISCRETIONARY - 12.8%
Diversified Consumer Services - 1.1%
Apollo Group, Inc. Class A (a)	3,925	$307,445
Hotels, Restaurants & Leisure - 1.3%
Starbucks Corp. (a)	24,875	276,361
Wynn Resorts Ltd. (a)	3,250	64,903
		341,264
Household Durables - 0.3%
Garmin Ltd.	4,525	95,975
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (a)	6,925	508,572
Expedia, Inc. (a)	6,875	62,425
Liberty Media Corp. - Interactive (a)	13,250	38,425
		609,422
Media - 4.6%
Comcast Corp. Class A	35,147	479,405
DIRECTV Group, Inc. / The (a)	18,050	411,359
DISH Network Corp. (a)	5,260	58,439
Liberty Global, Inc. Class A (a)	3,500	50,960
News Corp. Class A	34,575	228,887
		1,229,050
Multiline Retail - 0.5%
Sears Holdings Corp. (a)	3,100	141,701
Specialty Retail - 2.7%
Bed Bath & Beyond, Inc. (a)	8,500	210,375
O'Reilly Automotive, Inc. (a)	3,275	114,658
Ross Stores, Inc.	3,200	114,816
Staples, Inc.	11,675	211,434
Urban Outfitters, Inc. (a)	4,050	66,298
		717,581
TOTAL CONSUMER DISCRETIONARY		3,442,438

CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Hansen Natural Corp. (a)	2,175	78,300
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	5,560	257,539
TOTAL CONSUMER STAPLES		335,839

HEALTH CARE - 18.7%
Biotechnology - 12.0%
Amgen, Inc. (a)	11,747	581,711
Biogen Idec, Inc. (a)	7,875	412,807
Celgene Corp. (a)	11,100	492,840
Cephalon, Inc. (a)	1,625	110,663
Genzyme Corp. (a)	8,275	491,452
Gilead Sciences, Inc. (a)	21,850	1,012,092
Vertex Pharmaceuticals, Inc. (a)	4,375	125,694
		3,227,259
Health Care Equipment & Supplies - 1.0%
DENTSPLY International, Inc.	3,475	93,303
Hologic, Inc. (a)	6,575	86,067
Intuitive Surgical, Inc. (a)	950	90,592
		269,962
Health Care Providers & Services - 1.4%
Express Scripts, Inc. (a)	5,375	248,164
Henry Schein, Inc. (a)	2,175	87,022
Patterson Cos., Inc. (a)	2,855	53,845
		389,031
Life Sciences Tools & Services - 1.2%
Illumina, Inc. (a)	2,900	107,996
Life Technologies Corp. (a)	4,275	138,852
Pharmaceutical Product Development, Inc.	2,800	66,416
		313,264
Pharmaceuticals - 3.1%
Teva Pharmaceutical Industries, Ltd. - ADR	17,435	785,447
Warner Chilcott Ltd. Class A (a)	6,100	64,172
		849,619
TOTAL HEALTH CARE		5,049,135

INDUSTRIALS - 5.2%
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	4,100	187,001
Expeditors International of Washington, Inc.	5,075	143,572
		330,573
Airlines - 0.3%
Ryanair Holdings PLC - ADR (a)	2,825	65,286
Commercial Services & Supplies - 0.8%
Cintas Corp.	4,475	110,622
Stericycle, Inc. (a)	2,175	103,813
		214,435
Construction & Engineering - 0.2%
Foster Wheeler AG (a)	3,225	56,341
Electrical Equipment - 0.9%
First Solar, Inc. (a)	1,750	232,225
Machinery - 1.1%
Joy Global, Inc.	2,450	52,185
PACCAR, Inc.	9,914	255,384
		307,569
Road & Rail - 0.3%
J.B. Hunt Transport Services, Inc.	3,075	74,138
Trading Companies & Distributors - 0.4%
Fastenal Co.	3,450	110,935
TOTAL INDUSTRIALS		1,391,502

INFORMATION TECHNOLOGY - 61.3%
Communications Equipment - 12.8%
Cisco Systems, Inc. (a)	50,800	851,916
Juniper Networks, Inc. (a)	8,350	125,751
QUALCOMM, Inc.	48,470	1,885,968
Research In Motion Ltd. (a)	13,800	594,366
		3,458,001
Computers & Peripherals - 13.5%
Apple, Inc. (a)	30,270	3,181,982
Dell, Inc. (a)	17,425	165,189
Logitech International SA (a)	4,250	43,690
NetApp, Inc. (a)	8,435	125,176
Seagate Technology	11,925	71,669
Sun Microsystems, Inc. (a)	7,880	57,682
		3,645,388
Electronic Equipment, Instruments & Components - 0.5%
Flextronics International Ltd. (a)	21,400	61,846
Flir Systems, Inc. (a)	3,625	74,240
		136,086
Internet Software & Services - 7.7%
Akamai Technologies, Inc. (a)	3,975	77,115
Baidu, Inc. - ADR (a)	650	114,790
eBay, Inc. (a)	23,310	292,774
Google, Inc. Class A (a)	3,550	1,235,613
IAC/InterActiveCorp (a)	3,576	54,463
VeriSign, Inc. (a)	4,405	83,122
Yahoo!, Inc. (a)	16,335	209,251
		2,067,128
IT Services - 3.4%
Automatic Data Processing, Inc.	8,700	305,892
Cognizant Technology Solutions Corp. Class A (a)	6,925	143,971
Fiserv, Inc. (a)	4,762	173,622
Infosys Technologies Ltd. - ADR	2,725	72,567
Paychex, Inc.	8,345	214,216
		910,268
Semiconductors & Semiconductor Equipment - 8.1%
Altera Corp.	10,050	176,377
Applied Materials, Inc.	16,750	180,062
Broadcom Corp. Class A (a)	9,475	189,311
Intel Corp.	47,445	714,047
KLA-Tencor Corp.	5,025	100,500
Lam Research Corp. (a)	3,150	71,726
Linear Technology Corp.	7,230	166,145
Marvell Technology Group Ltd. (a)	14,250	130,530
Maxim Integrated Products, Inc.	7,300	96,433
Microchip Technology, Inc.	3,700	78,403
NVIDIA Corp. (a)	12,837	126,573
Xilinx, Inc.	8,855	169,662
		2,199,769
Software - 15.3%
Activision Blizzard, Inc. (a)	28,425	297,325
Adobe Systems, Inc. (a)	12,505	267,482
Autodesk, Inc. (a)	5,750	96,658
CA, Inc.	12,150	213,962
Check Point Software Technologies Ltd. (a)	5,045	112,049
Citrix Systems, Inc. (a)	5,225	118,294
Electronic Arts, Inc. (a)	7,905	143,792
Intuit, Inc. (a)	9,855	266,085
Microsoft Corp.	74,525	1,369,024
Oracle Corp. (a)	51,260	926,268
Symantec Corp. (a)	20,923	312,590
		4,123,529
TOTAL INFORMATION TECHNOLOGY		16,540,169

MATERIALS - 0.5%
Chemicals - 0.4%
Sigma-Aldrich Corp.	2,850	107,701
Metals & Mining - 0.1%
Steel Dynamics, Inc.	4,575	40,306
TOTAL MATERIALS		148,007

TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Millicom International Cellular S.A.	2,550	94,452
NII Holdings, Inc. (a)	3,925	58,875
TOTAL TELECOMMUNICATION SERVICES		153,327

Total Common Stocks (Cost $32,589,676)		$27,060,417

Exchange-Traded Funds - 2.7%	Shares	Fair Value
PowerShares QQQ	24,065	$729,651
Total Exchange-Traded Funds (Cost $701,809)		$729,651

Short-Term Notes - 0.6%	Face Amount	Fair Value
American Express Co.	$157,000	$157,000
0.102%, 04/01/2009
Total Short-Term Notes (Cost $157,000)		$157,000

Total Investments - 103.6% (Cost $33,448,485) (b)		$27,947,068
Liabilities in Excess of Other Assets - (3.6)%		(980,443)
Net Assets - 100.0%		$26,966,625

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Bristol Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 98.1%	Shares	Fair Value
CONSUMER DISCRETIONARY - 7.3%
Hotels, Restaurants & Leisure - 1.0%
Yum! Brands, Inc.	30,200	$829,896
Media - 1.2%
Walt Disney Co. / The	53,100	964,296
Multiline Retail - 1.0%
Target Corp.	22,800	784,092
Specialty Retail - 1.7%
Lowe's Companies, Inc.	32,800	598,600
Staples, Inc.	43,000	778,730
		1,377,330
Textiles, Apparel & Luxury Goods - 2.4%
NIKE, Inc. Class B	30,300	1,420,767
VF Corp.	9,700	553,967
		1,974,734
TOTAL CONSUMER DISCRETIONARY		5,930,348

CONSUMER STAPLES - 9.0%
Beverages - 4.4%
Coca-Cola Co. / The	44,100	1,938,195
PepsiCo, Inc.	31,400	1,616,472
		3,554,667
Food & Staples Retailing - 3.4%
CVS/Caremark Corp.	56,900	1,564,181
Wal-Mart Stores, Inc.	22,500	1,172,250
		2,736,431
Household Products - 1.2%
Procter & Gamble Co. / The	20,200	951,218
TOTAL CONSUMER STAPLES		7,242,316

ENERGY - 10.4%
Energy Equipment & Services - 1.9%
Transocean Ltd. (a)	26,700	1,571,028
Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corp.	37,100	1,442,819
Apache Corp.	17,400	1,115,166
Chesapeake Energy Corp.	10,600	180,836
Exxon Mobil Corp.	38,900	2,649,090
XTO Energy, Inc.	48,100	1,472,822
		6,860,733
TOTAL ENERGY		8,431,761

FINANCIALS - 11.3%
Capital Markets - 1.7%
Morgan Stanley	61,600	1,402,632
Commercial Banks - 2.0%
Wells Fargo & Co.	113,600	1,617,664
Diversified Financial Services - 3.5%
Bank of America Corp.	135,800	926,156
JPMorgan Chase & Co.	70,700	1,879,206
		2,805,362
Insurance - 4.1%
MetLife, Inc.	35,200	801,504
Prudential Financial, Inc.	44,500	846,390
Travelers Companies, Inc.	40,300	1,637,792
		3,285,686
TOTAL FINANCIALS		9,111,344

HEALTH CARE - 12.3%
Health Care Equipment & Supplies - 1.4%
Becton, Dickinson and Co.	17,100	1,149,804
Health Care Providers & Services - 2.3%
Aetna, Inc.	38,900	946,437
Laboratory Corp. of America Holdings (a)	15,800	924,142
		1,870,579
Life Sciences Tools & Services - 4.1%
Life Technologies Corp. (a)	51,000	1,656,480
Thermo Fisher Scientific, Inc. (a)	45,100	1,608,717
		3,265,197
Pharmaceuticals - 4.5%
Merck & Co. Inc.	28,300	757,025
Mylan, Inc. (a)	116,200	1,558,242
Pfizer, Inc.	95,100	1,295,262
		3,610,529
TOTAL HEALTH CARE		9,896,109

INDUSTRIALS - 14.7%
Aerospace & Defense - 8.8%
Honeywell International, Inc.	55,000	1,532,300
Lockheed Martin Corp.	19,300	1,332,279
Precision Castparts Corp.	24,000	1,437,600
Raytheon Co.	33,800	1,316,172
United Technologies Corp.	34,450	1,480,661
		7,099,012
Construction & Engineering - 1.0%
Quanta Services, Inc. (a)	37,100	795,795
Electrical Equipment - 1.3%
SunPower Corp. (a)	56,153	1,111,829
Industrial Conglomerates - 3.0%
General Electric Co.	104,400	1,055,484
Tyco International Ltd.	69,000	1,349,640
		2,405,124
Machinery - 0.6%
SPX Corp.	10,100	474,801
TOTAL INDUSTRIALS		11,886,561

INFORMATION TECHNOLOGY - 27.2%
Communications Equipment - 6.3%
Cisco Systems, Inc. (a)	108,300	1,816,191
Corning, Inc.	123,800	1,642,826
QUALCOMM, Inc.	41,300	1,606,983
		5,066,000
Computers & Peripherals - 7.4%
Apple, Inc. (a)	15,200	1,597,824
Dell, Inc. (a)	82,200	779,256
Hewlett-Packard Co.	54,500	1,747,270
International Business Machines Corp.	19,100	1,850,599
		5,974,949
Internet Software & Services - 1.9%
Google, Inc. Class A (a)	4,500	1,566,270
IT Services - 2.1%
Accenture Ltd. Class A	42,300	1,162,827
Mastercard, Inc. Class A	3,300	552,684
		1,715,511
Semiconductors & Semiconductor Equipment - 5.7%
Applied Materials, Inc.	144,200	1,550,150
Intel Corp.	101,600	1,529,080
Maxim Integrated Products, Inc.	112,400	1,484,804
		4,564,034
Software - 3.8%
Electronic Arts, Inc. (a)	83,600	1,520,684
Microsoft Corp.	85,300	1,566,961
		3,087,645
TOTAL INFORMATION TECHNOLOGY		21,974,409

MATERIALS - 5.0%
Chemicals - 5.0%
Air Products and Chemicals, Inc.	28,400	1,597,500
Celanese Corp. Class A	109,900	1,469,363
Monsanto Co.	12,000	997,200
TOTAL MATERIALS		4,064,063

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T Inc.	30,200	761,040
TOTAL TELECOMMUNICATION SERVICES		761,040

Total Common Stocks (Cost $95,909,890)		$79,297,951

Money Market Funds - 4.4%	Shares	Fair Value
Fidelity Institutional Money Market Funds	3,533,000	$3,533,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $3,533,000)		$3,533,000

Total Investments - 102.5% (Cost $99,442,890) (b)		$82,830,951
Liabilities in Excess of Other Assets - (2.5)%		(2,035,690)
Net Assets - 100.0%		$80,795,261

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Bryton Growth Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 96.1%	Shares	Fair Value
CONSUMER DISCRETIONARY - 12.6%
Distributors - 1.5%
LKQ Corp. (a)	63,100	$900,437
Hotels, Restaurants & Leisure - 3.2%
Burger King Holdings, Inc.	35,000	803,250
P.F. Chang's China Bistro, Inc. (a)	30,000	686,400
WMS Industries, Inc. (a)	20,000	418,200
		1,907,850
Specialty Retail - 6.5%
Aeropostale, Inc. (a)	20,000	531,200
Charlotte Russe Holding, Inc. (a)	70,000	570,500
Childrens Place Retail Stores, Inc. / The (a)	35,000	766,150
Finish Line, Inc. Class A / The	135,000	893,700
Genesco, Inc. (a)	35,000	659,050
Gymboree Corp. / The (a)	20,000	427,000
		3,847,600
Textiles, Apparel & Luxury Goods - 1.4%
Warnaco Group, Inc. / The (a)	35,000	840,000
TOTAL CONSUMER DISCRETIONARY		7,495,887

CONSUMER STAPLES - 2.6%
Beverages - 0.2%
Central European Distribution Corp. (a)	10,000	107,600
Food & Staples Retailing - 1.4%
BJ's Wholesale Club, Inc. (a)	26,000	831,740
Personal Products - 1.0%
Chattem, Inc. (a)	10,500	588,525
TOTAL CONSUMER STAPLES		1,527,865

ENERGY - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Arena Resources, Inc. (a)	30,000	764,400
Comstock Resources, Inc. (a)	20,000	596,000
Concho Resources, Inc. (a)	35,000	895,650
TOTAL ENERGY		2,256,050

FINANCIALS - 3.3%
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (a)	15,000	625,650
Jefferies Group, Inc.	50,000	690,000
		1,315,650
Diversified Financial Services - 1.1%
Portfolio Recovery Associates, Inc. (a)	25,000	671,000
TOTAL FINANCIALS		1,986,650

HEALTH CARE - 19.8%
Biotechnology - 5.9%
Alexion Pharmaceuticals, Inc. (a)	14,000	527,240
Celera Corp. (a)	65,000	495,950
Incyte Corp. (a)	90,000	210,600
Isis Pharmaceuticals, Inc. (a)	45,000	675,450
Myriad Genetics, Inc. (a)	14,000	636,580
Onyx Pharmaceuticals, Inc. (a)	10,000	285,500
OSI Pharmaceuticals, Inc. (a)	18,000	688,680
		3,520,000
Health Care Equipment & Supplies - 8.4%
Align Technology, Inc. (a)	85,000	674,050
American Medical Systems Holdings, Inc. (a)	78,000	869,700
Conceptus, Inc. (a)	30,000	352,500
Hansen Medical, Inc. (a)	29,000	116,580
Hologic, Inc. (a)	50,000	654,500
Integra LifeSciences Holdings Corp. (a)	30,000	741,900
Micrus Endovascular Corp. (a)	53,000	316,410
NuVasive, Inc. (a)	19,500	611,910
Wright Medical Group, Inc. (a)	50,000	651,500
		4,989,050
Health Care Providers & Services - 3.1%
CardioNet, Inc. (a)	31,000	869,860
MWI Veterinary Supply, Inc. (a)	22,000	626,560
PSS World Medical, Inc. (a)	25,000	358,750
		1,855,170
Health Care Technology - 1.4%
Eclipsys Corp. (a)	80,000	811,200
Life Sciences Tools & Services - 1.0%
Exelixis, Inc. (a)	65,000	299,000
Luminex Corp. (a)	17,000	308,040
		607,040
TOTAL HEALTH CARE		11,782,460

INDUSTRIALS - 15.4%
Commercial Services & Supplies - 3.3%
Clean Harbors, Inc. (a)	13,500	648,000
Copart, Inc. (a)	25,000	741,500
GEO Group, Inc. / The (a)	45,000	596,250
		1,985,750
Construction & Engineering - 0.7%
Quanta Services, Inc. (a)	17,700	379,665
Electrical Equipment - 1.9%
Baldor Electric Co.	40,000	579,600
Energy Conversion Devices, Inc. (a)	40,000	530,800
		1,110,400
Machinery - 8.6%
Astec Industries, Inc. (a)	26,000	681,980
Columbus McKinnon Corp. (a)	70,000	610,400
Dynamic Materials Corp.	25,000	229,000
Energy Recovery, Inc. (a)	110,000	836,000
ESCO Technologies, Inc. (a)	20,000	774,000
Kaydon Corp.	22,000	601,260
Lincoln Electric Holdings, Inc.	8,000	253,520
Middleby Corp. / The (a)	13,000	421,590
Westinghouse Air Brake Technologies Corp.	28,000	738,640
		5,146,390
Marine - 0.9%
Genco Shipping & Trading Ltd. (a)	45,000	555,300
TOTAL INDUSTRIALS		9,177,505

INFORMATION TECHNOLOGY - 36.3%
Communications Equipment - 5.5%
Harmonic, Inc. (a)	115,000	747,500
Infinera Corporation (a)	110,000	814,000
Riverbed Technology, Inc. (a)	85,000	1,111,800
Starent Networks Corp. (a)	40,000	632,400
		3,305,700
Computers & Peripherals - 1.1%
Data Domain, Inc. (a)	50,000	628,500
Electronic Equipment, Instruments & Components - 1.4%
China Security & Surveillance Technology, Inc. (a)	60,000	230,400
FLIR Systems, Inc. (a)	30,000	614,400
		844,800
Internet Software & Services - 9.6%
Bankrate, Inc. (a)	30,000	748,500
comScore, Inc. (a)	65,000	785,850
Equinix, Inc. (a)	15,000	842,250
MercadoLibre, Inc. (a)	43,000	797,650
Sohu.com, Inc. (a)	18,000	743,580
Switch & Data Facilities Co., Inc. (a)	80,000	701,600
ValueClick, Inc. (a)	130,000	1,106,300
		5,725,730
IT Services - 1.3%
Sapient Corp. (a)	180,000	804,600
Semiconductors & Semiconductor Equipment - 14.5%
Advanced Energy Industries, Inc. (a)	100,000	753,000
Applied Micro Circuits Corp. (a)	170,000	826,200
Atheros Communications, Inc. (a)	54,000	791,640
Micrel, Inc.	120,000	844,800
Microsemi Corp. (a)	48,000	556,800
PMC - Sierra, Inc. (a)	180,000	1,148,400
Semtech Corp. (a)	75,000	1,001,250
Silicon Laboratories, Inc. (a)	33,000	871,200
Skyworks Solutions, Inc. (a)	140,000	1,128,400
Varian Semiconductor Equipment Associates, Inc. (a)	32,000	693,120
		8,614,810
Software - 2.9%
Informatica Corp. (a)	65,000	861,900
Quest Software, Inc. (a)	55,000	697,400
TIBCO Software, Inc. (a)	30,000	176,100
		1,735,400
TOTAL INFORMATION TECHNOLOGY		21,659,540

MATERIALS - 2.3%
Chemicals - 1.0%
Calgon Carbon Corp. (a)	42,500	602,225
Containers & Packaging - 1.3%
Silgan Holdings, Inc.	15,000	788,100
TOTAL MATERIALS		1,390,325

Total Common Stocks (Cost $72,664,551)		$57,276,282

Money Market Funds - 4.3%	Shares	Fair Value
Fidelity Institutional Money Market Funds	2,526,000	$2,526,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $2,526,000)		$2,526,000

Total Investments - 100.4% (Cost $75,190,551) (b)		$59,802,282
Liabilities in Excess of Other Assets - (0.4)%		(216,018)
Net Assets - 100.0%		$59,586,264

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
U.S. Equity Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 95.3%	Shares	Fair Value
CONSUMER DISCRETIONARY - 14.9%
Hotels, Restaurants & Leisure - 1.7%
CEC Entertainment, Inc. (a)	6,920	$179,090
Household Durables - 3.1%
Helen of Troy Ltd. (a)	4,030	55,413
Ryland Group, Inc.	5,180	86,299
Snap-On, Inc.	1,620	40,662
Stanley Works / The	4,970	144,726
		327,100
Media - 2.0%
Comcast Corp. Class A	11,650	158,906
DIRECTV Group, Inc. / The (a)	2,450	55,835
		214,741
Specialty Retail - 3.6%
Guess?, Inc.	5,750	121,210
TJX Cos., Inc. / The	6,200	158,968
Urban Outfitters, Inc. (a)	5,910	96,747
		376,925
Textiles, Apparel & Luxury Goods - 4.5%
Deckers Outdoor Corp. (a)	2,420	128,357
V.F. Corp.	3,600	205,596
Wolverine World Wide, Inc.	9,160	142,712
		476,665
TOTAL CONSUMER DISCRETIONARY		1,574,521

ENERGY - 15.2%
Energy Equipment & Services - 2.8%
Diamond Offshore Drilling, Inc.	2,380	149,607
Noble Corp.	5,950	143,335
		292,942
Oil, Gas & Consumable Fuels - 12.4%
Arch Coal, Inc.	15,290	204,427
Chevron Corp.	4,540	305,269
CONSOL Energy, Inc.	9,090	229,432
Exxon Mobil Corp.	4,170	283,977
Murphy Oil Corp.	2,280	102,076
Peabody Energy Corp.	4,370	109,425
StatoilHydro ASA - ADR	4,290	74,818
		1,309,424
TOTAL ENERGY		1,602,366

FINANCIALS - 11.7%
Capital Markets - 7.6%
Bank Of New York Mellon Corp. / The	4,010	113,282
Federated Investors, Inc. Class B	3,660	81,472
Goldman Sachs Group, Inc. / The	2,970	314,879
Morgan Stanley	12,770	290,773
		800,406
Commercial Banks - 0.8%
Comerica, Inc.	4,450	81,479
Diversified Financial Services - 1.3%
JPMorgan Chase & Co.	5,210	138,482
Real Estate Investment Trusts - 2.0%
Annaly Capital Management, Inc.	7,370	102,222
MFA Financial, Inc.	19,710	115,895
		218,117
TOTAL FINANCIALS		1,238,484

HEALTH CARE - 8.7%
Health Care Providers & Services - 4.4%
CIGNA Corp.	7,560	132,980
Health Net, Inc. (a)	6,620	95,858
Henry Schein, Inc. (a)	3,940	157,639
UnitedHealth Group, Inc.	3,840	80,371
		466,848
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	5,320	116,614
Eli Lilly & Co.	3,100	103,571
Merck & Co., Inc.	4,770	127,598
Pfizer, Inc.	7,340	99,971
		447,754
TOTAL HEALTH CARE		914,602

INDUSTRIALS - 12.1%
Aerospace & Defense - 3.8%
Honeywell International, Inc.	7,110	198,085
Northrop Grumman Corp.	4,610	201,180
		399,265
Building Products - 0.7%
Apogee Enterprises, Inc.	7,200	79,056
Construction & Engineering - 3.3%
Foster Wheeler AG (a)	7,350	128,404
Jacobs Engineering Group, Inc. (a)	5,630	217,656
		346,060
Machinery - 1.8%
Middleby Corp. / The (a)	3,270	106,046
Parker Hannifin Corp.	2,400	81,552
		187,598
Marine - 2.5%
Genco Shipping & Trading Ltd.	11,540	142,404
Navios Maritime Holdings, Inc.	52,130	119,899
		262,303
TOTAL INDUSTRIALS		1,274,282

INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 4.1%
Cisco Systems, Inc. (a)	16,450	275,867
Research In Motion Ltd. (a)	3,630	156,344
		432,211
Computers & Peripherals - 4.3%
Hewlett-Packard Co.	4,840	155,170
International Business Machines Corp.	3,100	300,359
		455,529
Electronic Equipment, Instruments & Components - 3.3%
Arrow Electronics, Inc. (a)	6,500	123,890
Avnet, Inc. (a)	7,050	123,446
Tech Data Corp. (a)	4,590	99,970
		347,306
Internet Software & Services - 1.9%
Google, Inc. Class A (a)	590	205,355
IT Services - 4.5%
Accenture Ltd.	5,210	143,223
Automatic Data Processing, Inc.	5,190	182,481
Computer Sciences Corp. (a)	4,180	153,991
		479,695
Software - 3.1%
MICROS Systems, Inc. (a)	2,700	50,625
Microsoft Corp.	9,110	167,351
Oracle Corp. (a)	5,980	108,058
		326,034
TOTAL INFORMATION TECHNOLOGY		2,246,130

MATERIALS - 8.2%
Chemicals - 5.0%
Monsanto Co.	1,800	149,580
Potash Corp. of Saskatchewan, Inc.	2,560	206,874
Syngenta AG - ADR	4,430	177,687
		534,141
Metals & Mining - 3.2%
Carpenter Technology Corp.	5,190	73,283
Commercial Metals Co.	9,980	115,269
Companhia Vale do Rio Doce - ADR	4,000	53,200
Rio Tinto PLC - ADR	700	93,842
		335,594
TOTAL MATERIALS		869,735

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	11,800	297,360
Wireless Telecommunication Services - 0.5%
China Mobile Ltd. - ADR	1,240	53,965
TOTAL TELECOMMUNICATION SERVICES		351,325

Total Common Stocks (Cost $11,148,556)		$10,071,445

Money Market Funds - 5.8%	Shares	Fair Value
Federated Prime Cash Obligations Fund	89,000	$89,000
Institutional Class
Fidelity Institutional Money Market Funds	521,000	521,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $610,000)		$610,000

Total Investments - 101.1% (Cost $11,758,556) (b)		$10,681,445
Liabilities in Excess of Other Assets - (1.1)%		(112,975)
Net Assets - 100.0%		$10,568,470

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Balanced Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 60.8%	Shares	Fair Value
CONSUMER DISCRETIONARY - 3.8%
Multiline Retail - 1.3%
Target Corp.	3,500	$120,365
Specialty Retail - 1.7%
TJX Cos., Inc. / The	6,000	153,840
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	1,500	70,335
TOTAL CONSUMER DISCRETIONARY		344,540

CONSUMER STAPLES - 4.9%
Beverages - 1.9%
Coca-Cola Co. / The	3,000	131,850
PepsiAmericas, Inc.	2,500	43,125
		174,975
Food & Staples Retailing - 2.4%
CVS/Caremark Corp.	5,000	137,450
Kroger Co. / The	4,000	84,880
		222,330
Household Products - 0.6%
Energizer Holdings, Inc. (a)	1,000	49,690
TOTAL CONSUMER STAPLES		446,995

ENERGY - 9.6%
Energy Equipment & Services - 4.8%
Diamond Offshore Drilling, Inc.	2,000	125,720
National Oilwell Varco, Inc. (a)	3,500	100,485
Tidewater, Inc.	2,500	92,825
Transocean Ltd. (a)	2,000	117,680
		436,710
Oil, Gas & Consumable Fuels - 4.8%
Apache Corp.	750	48,068
Chevron Corp.	2,500	168,100
Exxon Mobil Corp.	3,250	221,325
		437,493
TOTAL ENERGY		874,203

FINANCIALS - 6.8%
Commercial Banks - 0.5%
U.S. Bancorp	3,000	43,830
Consumer Finance - 3.0%
Ezcorp, Inc. (a)	12,500	144,625
World Acceptance Corp. (a)	7,500	128,250
		272,875
Diversified Financial Services - 0.6%
JPMorgan Chase & Co.	2,250	59,805
Insurance - 1.2%
Reinsurance Group America, Inc.	1,000	32,390
Willis Group Holdings Ltd.	3,500	77,000
		109,390
Real Estate Investment Trusts - 1.5%
Annaly Capital Management, Inc.	10,000	138,700
TOTAL FINANCIALS		624,600

HEALTH CARE - 7.1%
Health Care Providers & Services - 1.6%
Aetna, Inc.	3,000	72,990
McKesson Corp.	2,000	70,080
		143,070
Pharmaceuticals - 5.5%
Abbott Laboratories	2,500	119,250
Eli Lilly & Co.	3,000	100,230
Johnson & Johnson	2,000	105,200
Merck & Co., Inc.	3,500	93,625
Pfizer, Inc.	6,470	88,121
		506,426
TOTAL HEALTH CARE		649,496

INDUSTRIALS - 8.0%
Aerospace & Defense - 3.1%
Boeing Co. / The	2,500	88,950
Lockheed Martin Corp.	1,500	103,545
Northrop Grumman Corp.	2,000	87,280
		279,775
Commercial Services & Supplies - 0.8%
Pitney Bowes, Inc.	3,000	70,050
Electrical Equipment - 0.6%
Hubbell, Inc.	2,000	53,920
Machinery - 0.5%
Parker Hannifin Corp.	1,500	50,970
Road & Rail - 3.0%
Burlington Northern Santa Fe Corp.	2,500	150,375
Union Pacific Corp.	3,000	123,330
		273,705
TOTAL INDUSTRIALS		728,420

INFORMATION TECHNOLOGY - 11.1%
Computers & Peripherals - 1.7%
International Business Machines Corp.	1,600	155,024
Electronic Equipment, Instruments & Components - 2.4%
Avnet, Inc. (a)	2,500	43,775
Ingram Micro, Inc. Class A (a)	7,500	94,800
Tech Data Corp. (a)	3,500	76,230
		214,805
Internet Software & Services - 1.5%
Google, Inc. Class A (a)	400	139,224
IT Services - 4.5%
Accenture Ltd.	3,380	92,916
Automatic Data Processing, Inc.	2,500	87,900
Cognizant Technology Solutions Corp. Class A (a)	3,810	79,210
Lender Processing Services, Inc.	2,000	61,220
Mastercard, Inc. Class A	520	87,090
		408,336
Software - 1.0%
Microsoft Corp.	5,020	92,217
TOTAL INFORMATION TECHNOLOGY		1,009,606

MATERIALS - 3.1%
Chemicals - 1.9%
Ashland, Inc.	5,000	51,650
Potash Corp. of Saskatchewan, Inc.	1,500	121,215
		172,865
Metals & Mining - 1.2%
Carpenter Technology Corp.	7,500	105,900
TOTAL MATERIALS		278,765

TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	6,700	168,840
Premiere Global Services, Inc. (a)	10,000	88,200
Telefonica SA - ADR	1,520	90,623
		347,663
Wireless Telecommunication Services - 1.2%
China Mobile Ltd. - ADR	2,500	108,800
TOTAL TELECOMMUNICATION SERVICES		456,463

UTILITIES - 1.4%
Electric Utilities - 0.6%
Edison International	2,000	57,620
Multi-Utilities - 0.8%
Public Service Enterprise Group, Inc.	2,500	73,675
TOTAL UTILITIES		131,295

Total Common Stocks (Cost $6,976,445)		$5,544,383

Preferred Stocks - 3.4%	Shares	Fair Value
FINANCIALS - 3.4%
Capital Markets - 1.7%
Morgan Stanley Capital Trust VI
6.600%, cumulative	10,000	$154,900
Commercial Banks - 1.7%
Wells Fargo Capital XI
6.250%, cumulative	10,000	152,700
Total Preferred Stocks (Cost $357,211)		$307,600

Corporate Bonds - 28.5%	Face Amount	Fair Value
CONSUMER DISCRETIONARY - 7.0%
Automobiles - 3.0%
Daimler Finance North America LLC
8.000%, 06/15/2010	$250,000	$248,861
6.500%, 11/15/2013	30,000	27,208
		276,069
Household Durables - 0.5%
Fortune Brands, Inc.
4.875%, 12/01/2013	50,000	45,359
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.
7.250%, 11/15/2013	50,000	28,500
Multiline Retail - 0.5%
Dillard's, Inc.
9.500%, 09/01/2009	15,000	14,738
9.125%, 08/01/2011	46,000	32,430
		47,168
Specialty Retail - 2.7%
Rent-A-Center, Inc.
7.500%, 05/01/2010	250,000	245,625
TOTAL CONSUMER DISCRETIONARY		642,721

CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
SUPERVALU, Inc.
7.875%, 08/01/2009	50,000	50,313
TOTAL CONSUMER STAPLES		50,313

ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
El Paso Corp.
6.750%, 05/15/2009	50,000	50,108
Petrobras International Finance Co.
7.750%, 09/15/2014	50,000	55,765
Williams Companies, Inc.
7.125%, 09/01/2011	50,000	49,777
TOTAL ENERGY		155,650

FINANCIALS - 10.2%
Capital Markets - 4.4%
Goldman Sachs Group, Inc. / The
5.125%, 01/15/2015	100,000	90,223
Merrill Lynch & Co., Inc.
5.000%, 02/03/2014	10,000	7,717
2.140%, 05/05/2014 (b)	150,000	116,664
Morgan Stanley
1.374%, 01/15/2010 (b)	100,000	95,666
5.375%, 10/15/2015	100,000	90,463
		400,733
Consumer Finance - 3.3%
American Express Credit Corp.
0.641%, 02/24/2012 (b)	200,000	163,562
HSBC Finance Corp.
7.000%, 05/15/2012	50,000	40,161
6.375%, 11/27/2012	50,000	40,403
2.230%, 11/10/2013 (b)	100,000	56,125
		300,251
Diversified Financial Services - 1.9%
Bank of America NA
1.620%, 06/15/2017 (b)	50,000	30,048
Caterpillar Financial Services Corp.
4.000%, 07/15/2009	10,000	9,954
CIT Group, Inc.
5.850%, 09/15/2016	100,000	56,633
Citigroup, Inc.
5.125%, 05/05/2014	40,000	34,124
General Electric Capital Corp.
1.620%, 02/01/2011 (b)	50,000	45,310
		176,069
Insurance - 0.6%
GE Insurance Solutions Corp.
7.000%, 02/15/2026	40,000	30,406
Unum Group
7.190%, 02/01/2028	30,000	18,854
		49,260
TOTAL FINANCIALS		926,313

INDUSTRIALS - 1.3%
Industrial Conglomerates - 0.2%
General Electric Co.
5.000%, 02/01/2013	15,000	15,015
Machinery - 1.1%
Case New Holland, Inc.
6.000%, 06/01/2009	100,000	99,750
TOTAL INDUSTRIALS		114,765

INFORMATION TECHNOLOGY - 1.8%
Computers & Peripherals - 0.7%
International Business Machines Corp.
8.375%, 11/01/2019	50,000	59,872
IT Services - 1.1%
Western Union Co.
5.400%, 11/17/2011	100,000	102,029
TOTAL INFORMATION TECHNOLOGY		161,901

MATERIALS - 0.6%
Chemicals - 0.6%
E.I. Du Pont de Nemours & Co.
5.000%, 07/15/2013	50,000	51,838
TOTAL MATERIALS		51,838

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.
4.125%, 09/15/2009	50,000	50,465
TOTAL TELECOMMUNICATION SERVICES		50,465

UTILITIES - 4.9%
Electric Utilities - 2.5%
Arizona Public Service Co.
6.375%, 10/15/2011	50,000	49,360
DPL, Inc.
6.875%, 09/01/2011	150,000	153,627
PSEG Energy Holdings
8.500%, 06/15/2011	25,000	24,726
		227,713
Independent Power Producers & Energy Traders - 2.4%
PPL Energy Supply LLC
6.500%, 05/01/2018	250,000	220,064
TOTAL UTILITIES		447,777

Total Corporate Bonds (Cost $2,860,704)		$2,601,743

U.S. Government Agency Issues - 4.6%	Face Amount	Fair Value
Federal Home Loan Bank
4.500%, 09/16/2013	$20,000	$21,769
5.375%, 08/15/2018	20,000	22,274
Federal Home Loan Mortgage Corporation
5.000%, 09/09/2016	15,000	15,006
Federal National Mortgage Association
4.875%, 04/15/2009	100,000	100,164
5.500%, 03/15/2011	100,000	107,915
5.250%, 08/01/2012	100,000	104,779
5.000%, 07/09/2018	25,000	25,023
5.250%, 04/15/2019	20,000	20,020
TOTAL U.S. Government Agency Issues (Cost $399,979)		$416,950

Money Market Funds - 2.1%	Shares	Fair Value
Fidelity Institutional Money Market Funds	196,000	$196,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $196,000)		$196,000

Total Investments - 99.4% (Cost $10,790,339) (c)		$9,066,676
Other Assets in Excess of Liabilities - 0.6%		52,937
Net Assets - 100.0%		$9,119,613

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a)	Non-income producing security.
(b)	Security is a variable rate instrument in which the coupon rate is adjusted quarterly or semi-annually in concert with U.S. LIBOR.
Interest rates stated are those in effect at March 31, 2009.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Income Opportunity Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 94.6%	Shares	Fair Value
CONSUMER DISCRETIONARY - 8.1%)
Hotels, Restaurants & Leisure - 0.7%
CEC Entertainment, Inc. (a) (b)	1,300	$33,644
Household Durables - 1.5%
Garmin Ltd.	1,100	23,331
KB Home	1,300	17,134
Ryland Group, Inc.	1,900	31,654
		72,119
Media - 0.4%
Comcast Corp. Class A	1,400	19,096
Multiline Retail - 0.4%
Nordstrom, Inc.	1,300	21,775
Specialty Retail - 3.7%
Abercrombie & Fitch Co. Class A (b)	2,400	57,120
Guess?, Inc.	1,400	29,512
Home Depot, Inc. / The	1,300	30,628
Jos. A Bank Clothiers, Inc. (a)	800	22,248
O'Reilly Automotive, Inc. (a)	300	10,503
TJX Cos., Inc. / The	1,300	33,332
		183,343
Textiles, Apparel & Luxury Goods - 1.4%
V.F. Corp. (b)	1,200	68,532
TOTAL CONSUMER DISCRETIONARY		398,509

CONSUMER STAPLES - 8.0%
Beverages - 2.6%
Coca-Cola Co. / The	1,000	43,950
Pepsi Bottling Group, Inc. / The (b)	900	19,926
PepsiAmericas, Inc.	800	13,800
PepsiCo, Inc. (b)	1,000	51,480
		129,156
Food & Staples Retailing - 2.7%
Sysco Corp. (b)	2,000	45,600
Wal-Mart Stores, Inc. (b)	1,700	88,570
		134,170
Food Products - 2.0%
Archer-Daniels-Midland Co.	2,400	66,672
Bunge Ltd. (b)	500	28,325
		94,997
Tobacco - 0.7%
Altria Group, Inc.	2,200	35,244
TOTAL CONSUMER STAPLES		393,567

ENERGY - 13.2%
Energy Equipment & Services - 1.2%
Diamond Offshore Drilling, Inc.	500	31,430
Transocean Ltd. (a)	500	29,420
		60,850
Oil, Gas & Consumable Fuels - 12.0%
Alliance Resource Partners, LP (b)	1,200	34,920
Chevron Corp. (b)	1,500	100,860
CONSOL Energy, Inc. (b)	1,600	40,384
Exxon Mobil Corp. (b)	2,100	143,010
Hess Corp.	700	37,940
Murphy Oil Corp. (b)	700	31,339
Occidental Petroleum Corp. (b)	1,600	89,040
Sasol Ltd. - ADR	900	26,055
Southwestern Energy Co. (a)	500	14,845
Sunoco, Inc. (b)	1,400	37,072
Teekay LNG Partners LP	2,100	35,259
		590,724
TOTAL ENERGY		651,574

FINANCIALS - 8.9%
Capital Markets - 3.9%
Deutsche Bank AG	400	16,260
Goldman Sachs Group, Inc. / The (b)	1,100	116,622
Morgan Stanley (b)	1,600	36,432
Northern Trust Corp. (b)	400	23,928
		193,242
Diversified Financial Services - 1.5%
JPMorgan Chase & Co. (b)	2,800	74,424
Insurance - 2.5%
Everest Re Group Ltd.	300	21,240
PartnerRe Ltd.	500	31,035
Tower Group, Inc.	1,900	46,797
Willis Group Holdings Ltd.	1,000	22,000
		121,072
Real Estate Investment Trusts - 1.0%
Annaly Capital Management, Inc. (b)	1,700	23,579
Anworth Mortgage Asset Corp.	4,000	24,520
		48,099
TOTAL FINANCIALS		436,837

HEALTH CARE- 11.3%
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc. (b)	800	40,976
Health Care Providers & Services - 2.5%
Aetna, Inc. (b)	1,000	24,330
Cardinal Health, Inc. (b)	1,000	31,480
Quest Diagnostics, Inc.	900	42,732
UnitedHealth Group, Inc. (b)	1,200	25,116
		123,658
Pharmaceuticals - 7.9%
Allergan, Inc. (b)	1,100	52,536
Bristol-Myers Squibb Co. (b)	7,100	155,632
Eli Lilly & Co.	1,938	64,749
Merck & Co., Inc. (b)	2,444	65,377
Pfizer, Inc.	3,700	50,394
		388,688
TOTAL HEALTH CARE		553,322

INDUSTRIALS - 9.2%
Aerospace & Defense - 1.9%
Lockheed Martin Corp. (b)	500	34,515
United Technologies Corp. (b)	1,400	60,172
		94,687
Building Products - 1.0%
Lennox International, Inc. (b)	1,900	50,274
Commercial Services & Supplies - 1.6%
Cintas Corp.	1,400	34,608
Consolidated Graphics, Inc. (a)	1,400	17,808
SYKES Enterprises, Inc. (a)	1,600	26,608
		79,024
Construction & Engineering - 1.4%
EMCOR Group, Inc. (a)	1,100	18,887
Jacobs Engineering Group, Inc. (a) (b)	1,200	46,392
		65,279
Electrical Equipment - 2.3%
Cooper Industries Ltd. Class A	1,300	33,618
First Solar, Inc. (a)	400	53,080
Hubbell, Inc. (b)	1,000	26,960
		113,658
Marine - 0.6%
Diana Shipping, Inc. (a)	800	9,432
Genco Shipping & Trading Ltd.	1,650	20,361
		29,793
Road & Rail - 0.4%
Arkansas Best Corp. (b)	1,100	20,922
TOTAL INDUSTRIALS		453,637

INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 1.2%
Harris Corp. (b)	2,100	60,774
Computers & Peripherals - 3.6%
International Business Machines Corp. (b)	1,800	174,402
Electronic Equipment & Instruments - 1.3%
Arrow Electronics, Inc. (a) (b)	3,300	62,898
Internet Software & Services - 2.8%
Google, Inc. Class A (a) (b)	400	139,224
IT Services - 8.5%
Accenture Ltd. (b)	2,500	68,725
Cognizant Technology Solutions Corp. Class A (a) (b)	4,000	83,160
Computer Sciences Corp. (a) (b)	1,800	66,312
Fiserv, Inc. (a)	1,900	69,274
Mastercard, Inc. Class A (b)	300	50,244
Visa, Inc. Class A	1,400	77,840
		415,555
Semiconductors & Semiconductor Equipment - 3.5%
Intel Corp.	11,500	173,075
Software - 1.2%
Microsoft Corp. (b)	3,200	58,784
TOTAL INFORMATION TECHNOLOGY		1,084,712

MATERIALS - 5.2%
Chemicals - 3.7%
Albemarle Corp.	1,400	30,478
Mosaic Co.	1,800	75,564
Potash Corp. of Saskatchewan, Inc.	400	32,324
Valspar Corp. (b)	2,200	43,934
		182,300
Containers & Packaging - 0.6%
Bemis Co., Inc	700	14,679
Sonoco Products Co.	600	12,588
		27,267
Metals & Mining - 0.9%
Schnitzer Steel Industries, Inc. (b)	1,400	43,946
TOTAL MATERIALS		253,513

TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.9%
AT&T, Inc. (b)	4,100	103,320
Verizon Communications, Inc.	2,900	87,580
TOTAL TELECOMMUNICATION SERVICES		190,900

UTILITIES - 4.7%
Electric Utilities - 3.5%
DPL, Inc.	4,800	108,192
Pinnacle West Capital Corp.	2,300	61,088
		169,280
Gas Utilities - 1.2%
AGL Resources, Inc.	2,300	61,019
TOTAL UTILITIES		230,299

Total Common Stocks (Cost $4,845,976)		$4,646,870
Exchange-Traded Funds - 1.6%	Shares	Fair Value
iShares S&P U.S. Preferred Stock Index Fund	2,100	$47,859
PowerShares Financial Preferred Portfolio	3,000	28,230
Total Exchange-Traded Funds (Cost $75,876)		$76,089

Purchased Options - 0.4%	Contracts	Fair Value
S&P 500 Put Option
Expiration: May 2009, Exercise Price: $680.00	17	$22,015
Total Purchased Options (Cost $27,771)		$22,015

Money Market Funds - 9.6%	Shares	Fair Value
Federated Prime Cash Obligations Fund	154,000	$154,000
Institutional Class
Fidelity Institutional Money Market Funds	161,000	161,000
Money Market Portfolio - Class I
Fidelity Institutional Money Market Funds	145,000	145,000
Prime Money Market Portfolio - Class I
Goldman Sachs Trust	12,000	12,000
Financial Square Prime Obligations Fund - FST Shares
Total Money Market Funds (Cost $472,000)		$472,000

Total Investments - 106.2% (Cost $5,421,623) (c)		$5,216,974
Total Written Options Outstanding - (2.7%) (see following schedule)		(130,050)
Liabilities in Excess of Other Assets - (3.5)%		(172,492)
Net Assets - 100.0%		$4,914,432

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Security is fully or partially pledged as collateral for written call options outstanding at March 31, 2009. Outstanding written call options are presented in the following schedule.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Income Opportunity Portfolio

Schedule of Options Written	March 31, 2009 (Unaudited)

	Contracts	Fair Value
S&P 500 Call Option
Expiration: May, 2009, Exercise Price: $835.00	51	$130,050
Total Options Written (Premiums received $126,309)		$130,050

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Target Equity/Income Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 99.1%	Shares	Fair Value
CONSUMER DISCRETIONARY - 29.1%
Diversified Consumer Services - 8.9%
Apollo Group, Inc. Class A (a)	11,818	$925,704
DeVry, Inc.	5,881	283,347
ITT Educational Services, Inc. (a)	3,145	381,866
Strayer Education, Inc.	1,082	194,619
		1,785,536
Hotels, Restaurants & Leisure - 9.1%
McDonald's Corp.	28,911	1,577,673
Panera Bread Co. (a)	4,571	255,519
		1,833,192
Internet & Catalog Retail - 1.7%
NetFlix, Inc. (a)	8,010	343,789
Multiline Retail - 3.2%
Dollar Tree, Inc. (a)	7,532	335,551
Family Dollar Stores, Inc.	8,999	300,297
		635,848
Specialty Retail - 6.2%
AutoZone, Inc. (a)	4,634	753,581
Jos. A Bank Clothiers, Inc. (a)	9,272	257,854
Tractor Supply Co. (a)	6,780	244,487
		1,255,922
TOTAL CONSUMER DISCRETIONARY		5,854,287

CONSUMER STAPLES - 5.6%
Food & Staples Retailing - 1.5%
Nash Finch Co.	5,176	145,394
Spartan Stores, Inc.	9,938	153,144
		298,538
Food Products - 1.2%
TreeHouse Foods, Inc. (a)	8,430	242,700
Tobacco - 2.9%
Universal Corp.	19,733	590,411
TOTAL CONSUMER STAPLES		1,131,649

FINANCIALS - 13.0%
Commercial Banks - 11.0%
BB&T Corp.	22,509	380,852
First Bancorp/Puerto Rico	54,379	231,655
F.N.B. Corp.	46,847	359,317
Fulton Financial Corp.	64,657	428,676
Regions Financial Corp.	75,883	323,262
SunTrust Banks, Inc.	20,745	243,546
Zions Bancorporation	26,156	257,113
		2,224,421
Thrifts & Mortgage Finance - 2.0%
First Niagara Financial Group, Inc.	37,326	406,853
TOTAL FINANCIALS		2,631,274

HEALTH CARE - 18.7%
Biotechnology - 8.4%
Amgen, Inc. (a)	27,711	1,372,248
Myriad Genetics, Inc. (a)	6,966	316,744
		1,688,992
Health Care Equipment & Supplies - 0.8%
Greatbatch, Inc. (a)	8,880	171,828
Health Care Technology - 1.4%
Computer Programs & Systems, Inc.	8,666	288,318
Pharmaceuticals - 8.1%
Johnson & Johnson	30,913	1,626,024
TOTAL HEALTH CARE		3,775,162

INDUSTRIALS - 9.0%
Aerospace & Defense - 1.0%
Axsys Technologies, Inc. (a)	4,494	188,928
Commercial Services & Supplies - 1.6%
R.R. Donnelley & Sons Co.	44,416	325,569
Industrial Conglomerates - 1.3%
Textron, Inc.	46,448	266,612
Machinery - 5.1%
Briggs & Stratton Corp.	35,723	589,430
Timken Co. / The	31,363	437,827
		1,027,257
TOTAL INDUSTRIALS		1,808,366

INFORMATION TECHNOLOGY - 2.4%
IT Services - 2.4%
ManTech International Corp. Class A (a)	4,295	179,961
SAIC, Inc. (a)	16,621	310,314
TOTAL INFORMATION TECHNOLOGY		490,275

MATERIALS - 11.0%
Chemicals - 5.7%
Eastman Chemical Co.	19,623	525,896
Sensient Technologies Corp.	26,008	611,188
		1,137,084
Containers & Packaging - 0.9%
Rock-Tenn Co. - Class A	6,625	179,206
Metals & Mining - 1.1%
Compass Minerals International, Inc.	3,958	223,113
Paper & Forest Products - 3.3%
MeadWestvaco Corp.	56,006	671,512
TOTAL MATERIALS		2,210,915

UTILITIES - 10.3%
Electric Utilities - 4.8%
American Electric Power Co., Inc.	18,681	471,882
Pinnacle West Capital Corp.	18,734	497,575
		969,457
Multi-Utilities - 5.5%
NiSource, Inc.	54,727	536,324
TECO Energy, Inc.	50,524	563,343
		1,099,667
TOTAL UTILITIES		2,069,124

Total Common Stocks (Cost $25,447,300)		$19,971,052

Money Market Funds - 0.7%	Shares	Fair Value
Fidelity Institutional Money Market Funds	138,000	$138,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $138,000)		$138,000

Total Investments - 99.8% (Cost $25,585,300) (b)		$20,109,052
Other Assets in Excess of Liabilities - 0.2%		32,459
Net Assets - 100.0%		$20,141,511

Percentages are stated as a percent of net assets.
Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Target VIP Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 95.3%	Shares	Fair Value
CONSUMER DISCRETIONARY - 16.4%
Automobiles - 0.9%
Daimler AG	5,793	$147,953
Diversified Consumer Services - 3.7%
Apollo Group, Inc. Class A (a)	5,355	419,457
DeVry, Inc.	1,268	61,092
ITT Educational Services, Inc. (a)	678	82,323
Strayer Education, Inc.	233	41,910
		604,782
Hotels, Restaurants & Leisure - 4.5%
McDonald's Corp.	12,361	674,540
Panera Bread Co. (a)	986	55,117
		729,657
Internet & Catalog Retail - 0.7%
NetFlix, Inc. (a)	1,727	74,123
PetMed Express, Inc. (a)	2,379	39,206
		113,329
Media - 2.2%
DIRECTV Group, Inc. / The (a)	16,026	365,232
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	1,624	72,349
Family Dollar Stores, Inc.	1,939	64,705
		137,054
Specialty Retail - 3.5%
AutoZone, Inc. (a)	1,210	196,770
Bed Bath & Beyond, Inc. (a)	4,048	100,188
Hot Topic, Inc. (a)	4,490	50,243
Jos. A. Bank Clothiers, Inc. (a)	1,998	55,564
Ross Stores, Inc.	2,019	72,442
Tractor Supply Co. (a)	1,461	52,684
Wet Seal, Inc. / The (a)	10,485	35,230
		563,121
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc. (a)	1,211	20,224
TOTAL CONSUMER DISCRETIONARY		2,681,352

CONSUMER STAPLES - 4.5%
Beverages - 2.2%
Hansen Natural Corp. (a)	1,160	41,760
PepsiCo, Inc.	6,308	324,736
		366,496
Food & Staples Retailing - 0.4%
Nash Finch Co.	1,116	31,348
Spartan Stores, Inc.	2,142	33,008
		64,356
Food Products - 1.2%
Campbell Soup Co.	1,443	39,481
TreeHouse Foods, Inc. (a)	5,132	147,750
		187,231
Household Products - 0.7%
Colgate-Palmolive Co.	2,062	121,617
TOTAL CONSUMER STAPLES		739,700

ENERGY - 11.6%
Energy Equipment & Services - 0.1%
ENSCO International, Inc.	416	10,982
Oil, Gas & Consumable Fuels - 11.5%
BP PLC - ADR	4,811	192,921
Chevron Corp.	5,868	394,564
Clayton Williams Energy, Inc. (a)	1,203	35,176
Eni S.p.A. - ADR	4,628	177,345
EOG Resources, Inc.	742	40,632
Exxon Mobil Corp.	8,966	610,585
Goodrich Petroleum Corp. (a)	3,841	74,362
StatoilHydro ASA - ADR	13,417	233,993
Vaalco Energy, Inc. (a)	5,910	31,264
World Fuel Services Corp.	2,961	93,656
		1,884,498
TOTAL ENERGY		1,895,480

FINANCIALS - 15.3%
Capital Markets - 3.8%
Credit Suisse Group AG - ADR	8,010	244,225
Deutsche Bank AG	5,441	221,177
Stifel Financial Corp. (a)	2,607	112,909
SWS Group, Inc.	2,795	43,406
		621,717
Commercial Banks - 5.8%
Banco Bilbao Vizcaya Argentaria SA - ADR	17,921	145,698
Banco Santander S.A. - ADR	23,059	159,107
BNP Paribas - ADR	10,344	214,121
Community Bank System, Inc.	3,418	57,251
First Financial Bankshares, Inc.	2,208	106,359
HSBC Holdings PLC - ADR	4,682	132,126
Old National Bancorp	6,778	75,710
S&T Bancorp, Inc.	2,912	61,764
		952,136
Consumer Finance - 0.6%
Ezcorp, Inc. (a)	4,212	48,733
First Cash Financial Services, Inc. (a)	3,181	47,460
		96,193
Diversified Financial Services - 0.4%
Moody's Corp.	2,636	60,417
Insurance - 4.1%
Allianz AG - ADR	20,564	171,915
AXA SA - ADR	9,894	118,530
Infinity Property & Casualty Corp.	1,557	52,829
Swiss Reinsurance - ADR	4,677	77,638
Travelers Companies, Inc.	6,307	256,317
		677,229
Real Estate Investment Trusts - 0.6%
Public Storage, Inc.	1,803	99,616
TOTAL FINANCIALS		2,507,308

HEALTH CARE - 16.6%
Biotechnology - 8.9%
Amgen, Inc. (a)	13,006	644,057
Cephalon, Inc. (a)	1,102	75,046
Gilead Sciences, Inc. (a)	14,525	672,798
Myriad Genetics, Inc. (a)	1,502	68,296
		1,460,197
Health Care Equipment & Supplies - 1.0%
Cyberonics, Inc. (a)	2,889	38,337
Greatbatch, Inc. (a)	4,352	84,211
Merit Medical Systems, Inc. (a)	3,010	36,752
		159,300
Health Care Providers & Services - 0.8%
Gentiva Health Services, Inc. (a)	3,039	46,193
Hanger Orthopedic Group, Inc. (a)	3,354	44,440
LHC Group, Inc. (a)	1,939	43,201
		133,834
Health Care Technology - 0.4%
Computer Programs & Systems, Inc.	1,867	62,115
Life Sciences Tools & Services - 0.5%
Luminex Corp. (a)	4,493	81,413
Pharmaceuticals - 5.0%
Forest Laboratories, Inc. (a)	1,405	30,854
Johnson & Johnson	13,452	707,575
Questcor Pharmaceuticals, Inc. (a)	6,589	32,418
Viropharma, Inc. (a)	8,426	44,237
		815,084
TOTAL HEALTH CARE		2,711,943

INDUSTRIALS - 12.4%
Aerospace & Defense - 1.1%
Aerovironment, Inc. (a)	2,230	46,607
American Science & Engineering, Inc.	930	51,894
Axsys Technologies, Inc. (a)	2,082	87,527
		186,028
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	2,610	119,042
Airlines - 0.7%
Allegiant Travel Co. (a)	2,218	100,830
Hawaiian Holdings, Inc. (a)	5,038	18,792
		119,622
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,742	43,062
Industrial Conglomerates - 2.8%
General Electric Co.	44,539	450,289
Machinery - 3.5%
Caterpillar, Inc.	16,139	451,246
Dover Corp.	4,549	120,003
		571,249
Professional Services - 0.7%
Dun & Bradstreet Corp. / The	1,344	103,488
Road & Rail - 1.0%
Arkansas Best Corp.	2,622	49,870
Genesee & Wyoming, Inc. (a)	3,344	71,060
J.B. Hunt Transport Services, Inc.	1,569	37,829
		158,759
Trading Companies & Distributors - 1.6%
Beacon Roofing Supply, Inc. (a)	4,528	60,630
Fastenal Co.	2,315	74,439
W.W. Grainger, Inc.	1,871	131,307
		266,376
TOTAL INDUSTRIALS		2,017,915

INFORMATION TECHNOLOGY - 10.7%
Computers & Peripherals - 0.4%
Lexmark International, Inc. Class A (a)	4,378	73,857
IT Services - 1.0%
CSG Systems International, Inc. (a)	3,692	52,722
Mantech International Corp. Class A (a)	926	38,799
SAIC, Inc. (a)	3,582	66,876
		158,397
Semiconductors & Semiconductor Equipment - 3.5%
Altera Corp.	20,647	362,355
Microchip Technology, Inc.	9,887	209,505
		571,860
Software - 5.8%
Check Point Software Technologies Ltd. (a)	3,381	75,092
Microsoft Corp.	39,729	729,822
Quality Systems, Inc.	3,044	137,741
		942,655
TOTAL INFORMATION TECHNOLOGY		1,746,769

MATERIALS - 1.3%
Chemicals - 0.1%
Innophos Holdings, Inc.	1,990	22,447
Containers & Packaging - 0.9%
Rock-Tenn Co. Class A	5,282	142,878
Metals & Mining - 0.3%
Compass Minerals International, Inc.	853	48,084
TOTAL MATERIALS		213,409

TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 4.6%
AT&T, Inc.	24,960	628,992
BT Group PLC - ADR	11,050	123,429
TOTAL TELECOMMUNICATION SERVICES		752,421

UTILITIES - 1.9%
Electric Utilities - 0.5%
Southern Co. / The	2,835	86,808
Gas Utilities - 0.6%
Laclede Group Inc. / The	2,350	91,603
Multi-Utilities - 0.3%
Sempra Energy	875	40,460
TECO Energy, Inc.	770	8,585
		49,045
Water Utilities - 0.5%
California Water Service Group	2,143	89,706
TOTAL UTILITIES		317,162

Total Common Stocks ($19,503,444)		$15,583,459

Rights - 0.1%	Shares	Fair Value
FINANCIALS - 0.1%
Commercial Banks - 0.1%
HSBC Holdings PLC Rights (b)	1,951	$19,707
Total Rights (Cost $0)		$19,707

Money Market Funds - 4.6%	Shares	Fair Value
Fidelity Institutional Money Market Funds	752,000	$752,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $752,000)		$752,000

Total Investments - 100.0% (Cost $20,255,444) (c)		$16,355,166
Other Assets in Excess of Liabilities - 0.0%		2,718
Net Assets - 100.0%		$16,357,884

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Market quotations for these investments were not readily available at March 31, 2009. As discussed in Note 2 of the
Notes to Schedules of Investments, prices for theses issues were derived from estimates of fair market value using Board approved pricing policies or other methods determined in good faith by the Fund's Pricing Committee under the supervision of the Board. At March 31, 2009, the value of these securities totaled $19,707 or 0.1% of the
Portfolio's net assets.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Bristol Growth Portfolio

Schedule of Investments	March 31, 2009 (Unaudited)

Common Stocks - 97.9%	Shares	Fair Value
CONSUMER DISCRETIONARY - 8.9%
Hotels, Restaurants & Leisure - 1.4%
Yum! Brands, Inc.	2,500	$68,700
Media - 1.4%
Walt Disney Co. / The	3,600	65,376
Multiline Retail - 1.1%
Target Corp.	1,600	55,024
Specialty Retail - 2.0%
Lowe's Cos., Inc.	2,000	36,500
Staples, Inc.	3,300	59,763
		96,263
Textiles, Apparel & Luxury Goods - 3.0%
NIKE, Inc. Class B	2,000	93,780
VF Corp.	900	51,399
		145,179
TOTAL CONSUMER DISCRETIONARY		430,542

CONSUMER STAPLES - 10.0%
Beverages - 4.4%
Coca-Cola Co. / The	2,700	118,665
PepsiCo, Inc.	1,800	92,664
		211,329
Food & Staples Retailing - 3.7%
CVS/Caremark Corp.	3,400	93,466
Wal-Mart Stores, Inc.	1,600	83,360
		176,826
Household Products - 1.9%
Procter & Gamble Co. / The	2,000	94,180
TOTAL CONSUMER STAPLES		482,335

ENERGY - 8.2%
Energy Equipment & Services - 3.0%
Schlumberger Ltd.	1,200	48,744
Transocean Ltd. (a)	1,600	94,144
		142,888
Oil, Gas & Consumable Fuels - 5.2%
Chesapeake Energy Corp.	600	10,236
EOG Resources, Inc.	1,000	54,760
Exxon Mobil Corp.	1,600	108,960
XTO Energy, Inc.	2,600	79,612
		253,568
TOTAL ENERGY		396,456

FINANCIALS - 3.0%
Capital Markets - 1.5%
Morgan Stanley	3,200	72,864
Diversified Financial Services - 0.5%
Bank of America Corp.	3,800	25,916
Insurance - 1.0%
Prudential Financial, Inc.	2,500	47,550
TOTAL FINANCIALS		146,330

HEALTH CARE - 10.9%
Health Care Equipment & Supplies - 1.4%
Becton, Dickinson & Co.	1,000	67,240
Health Care Providers & Services - 2.8%
Aetna, Inc.	2,400	58,392
Laboratory Corp. of America Holdings (a)	1,300	76,037
		134,429
Life Sciences Tools & Services - 3.8%
Life Technologies Corp. (a)	3,100	100,688
Thermo Fisher Scientific, Inc. (a)	2,400	85,608
		186,296
Pharmaceuticals - 2.9%
Merck & Co., Inc.	1,700	45,475
Mylan, Inc. (a)	7,000	93,870
		139,345
TOTAL HEALTH CARE		527,310

INDUSTRIALS - 13.5%
Aerospace & Defense - 8.6%
Honeywell International, Inc.	3,300	91,938
Lockheed Martin Corp.	1,200	82,836
Precision Castparts Corp.	1,200	71,880
Raytheon Co.	2,200	85,668
United Technologies Corp.	2,000	85,960
		418,282
Construction & Engineering - 1.0%
Quanta Services, Inc. (a)	2,200	47,190
Electrical Equipment - 1.5%
SunPower Corp. (a)	3,605	71,379
Industrial Conglomerates - 1.6%
Tyco International Ltd.	4,100	80,196
Machinery - 0.8%
SPX Corp.	800	37,608
TOTAL INDUSTRIALS		654,655

INFORMATION TECHNOLOGY - 38.7%
Communications Equipment - 7.8%
Cisco Systems, Inc. (a)	9,300	155,961
Corning, Inc.	7,500	99,525
QUALCOMM, Inc.	3,100	120,621
		376,107
Computers & Peripherals - 10.2%
Apple, Inc. (a)	1,200	126,144
Dell, Inc. (a)	6,500	61,620
Hewlett-Packard Co.	4,100	131,446
International Business Machines Corp.	1,800	174,402
		493,612
Internet Software & Services - 2.6%
Google, Inc. Class A (a)	370	128,782
IT Services - 3.2%
Accenture Ltd.	3,200	87,968
Mastercard, Inc. Class A	400	66,992
		154,960
Semiconductors & Semiconductor Equipment - 8.1%
Applied Materials, Inc.	10,300	110,725
Intel Corp.	7,700	115,885
Maxim Integrated Products, Inc.	7,400	97,754
Varian Semiconductor Equipment Associates, Inc. (a)	3,100	67,146
		391,510
Software - 6.8%
Electronic Arts, Inc. (a)	5,300	96,407
Microsoft Corp.	10,000	183,700
Oracle Corp. (a)	2,800	50,596
		330,703
TOTAL INFORMATION TECHNOLOGY		1,875,674

MATERIALS - 4.7%
Chemicals - 4.7%
Air Products and Chemicals, Inc.	1,700	95,625
Celanese Corp. Class A	5,700	76,209
Monsanto Co.	700	58,170
TOTAL MATERIALS		230,004

Total Common Stocks (Cost $5,919,520)		$4,743,306

Money Market Funds - 2.8%	Shares	Fair Value
Fidelity Institutional Money Market Funds	137,000	$137,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $137,000)		$137,000

Total Investments - 100.7% (Cost $6,056,520) (b)		$4,880,306
Liabilities in Excess of Other Assets - (0.7)%		(32,191)
Net Assets - 100.0%		$4,848,115

Percentages are stated as a percent of net assets.
Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these schedules of investments.

Ohio National Fund, Inc.
Notes to Schedules of Investments	March 31, 2009 (Unaudited)

(1)	Organization

Ohio National Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund consists of twenty four separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:

■	Equity Portfolio - Long-term growth of capital by investing primarily in common stocks or other equity securities.

■	Money Market Portfolio - Maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

■
Bond Portfolio - High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

■	Omni Portfolio - High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

■	International Portfolio - Total return on assets by investing primarily in equity securities of foreign companies.

■
Capital Appreciation Portfolio - Long term capital growth by investing primarily in common stocks of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

■	Millennium Portfolio - Maximum capital growth by investing primarily in common stocks of small sized companies.

■	International Small-Mid Company Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities of foreign small and mid-cap companies.

■	Aggressive Growth Portfolio – Long-term capital growth by investing primarily in equity securities with attractive growth opportunities.

■
Small Cap Growth Portfolio - Long-term capital appreciation by investing in stocks of small companies with strong business franchises and competitive positions that generate rapidly rising earnings or profits.

■
Mid Cap Opportunity Portfolio - Long-term total return by investing primarily in equity and debt securities focusing on small- and mid-cap companies that offer potential for capital appreciation, current income, or both.

■	S&P 500® Index Portfolio - Total return that approximates the total return of the Standard & Poor's 500® Index.

■	Strategic Value Portfolio - Growth of capital and income by investing primarily in securities of high dividend yielding companies.

■
High Income Bond Portfolio - High current income by investing primarily in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Baa or lower by Moody's, or BBB or lower by Standard & Poor’s or Fitch.

■	Capital Growth Portfolio – Long-term capital appreciation by investing in and actively managing equity securities of small cap growth companies.

■
Nasdaq-100®  Index Portfolio - Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100®  Index. Unlike the other Portfolios of the Fund, the Nasdaq-100®  Index Portfolio is a non-diversified portfolio for purposes of Section 5 (b)(1) of the 1940 Act.

■	Bristol Portfolio - Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■
Bryton Growth Portfolio - Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

■	U.S. Equity Portfolio – Capital appreciation with a secondary objective of capital preservation to provide long term growth by investing within under-priced sectors and industries.

■	Balanced Portfolio – Capital appreciation and income by investing within under-priced sectors and industries while maintaining a minimum of 25% of its assets in fixed income securities.

■	Income Opportunity Portfolio – Modest capital appreciation and maximization of realized gains by investing within under-priced industries.

■	Target VIP Portfolio – Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

■	Target Equity/Income Portfolio – Above average total return by adhering to a disciplined, quantitative investment process that incorporates two distinct strategy methodologies.

■	Bristol Growth Portfolio – Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc.  There are no assurances these objectives will be met.  Each Portfolio, except the Nasdaq-100®  Index Portfolio, is classified as diversified for purposes of Section 5 (b)(1) of the 1940 Act.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities.  In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1.  Each share of a Portfolio may participate equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 350 million of its capital shares. These authorized shares have been allocated to specific Portfolios of the Fund as follows:

Portfolio	Authorized Shares	Portfolio	Authorized Shares
Equity	25,000,000	Strategic Value	10,000,000
Money Market	50,000,000	High Income Bond	15,000,000
Bond	20,000,000	Capital Growth	10,000,000
Omni	10,000,000	Nasdaq-100® Index	15,000,000
International	30,000,000	Bristol	15,000,000
Capital Appreciation	15,000,000	Bryton Growth	15,000,000
Millennium	10,000,000	U.S. Equity	10,000,000
International Small-Mid Company	10,000,000	Balanced	5,000,000
Aggressive Growth	10,000,000	Income Opportunity	5,000,000
Small Cap Growth	10,000,000	Target VIP	10,000,000
Mid Cap Opportunity	15,000,000	Target Equity/Income	10,000,000
S&P 500® Index	20,000,000	Bristol Growth	5,000,000

The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund as deemed necessary.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.  However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments are valued using pricing procedures approved by the Board.

All investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the 1940 Act.  Should the short-term debt securities held in the Omni Portfolio maintain a dollar-weighted average maturity of 120 days or less and have no maturities greater than one year, such instruments will be valued at amortized cost. In all Portfolios of the Fund, fixed income instruments that mature in sixty days or less are consistently valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the fair value of the security.  In these instances, amortized cost approximates fair value.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges, with the exception of options, are valued at the last trade price on the exchange on which each security is principally traded.  Option securities are currently valued on a composite close price basis.  Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time.  Over-the-counter traded ADRs may be valued at an evaluated price based on the value of the underlying securities.  If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent national pricing services that have been approved by the Board.

Fixed income securities with a remaining maturity exceeding sixty days are generally valued at the mean between the daily close bid and ask prices, as provided by independent pricing services approved by the Board.

Repurchase agreements are valued at amortized cost, which approximates fair value.

Restricted securities, illiquid securities, and other investments for which market quotations are not readily available are valued at estimated fair market value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the last sale price at the close of the exchange on which a security is primarily traded.  Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Securities that are primarily traded on foreign exchanges are further subjected to fair valuation pricing procedures provided by an independent fair valuation service.  The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time. Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related ADRs, New York registered shares, iShares, and futures. The assumptions selected by the Fund that are used in the valuation include a zero-basis trigger using the S&P 500® Index and a 75% confidence interval. These assumptions result in the performance of the pricing procedures each day there is a change in the S&P 500® Index from the time of local close to the 4:00 pm Eastern Time U.S. market close for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close.  Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures.  The testing is reviewed by the management of the Fund as well as the Fund’s Board.  Prior results have indicated that the fair value procedures have been effective in reaching valuation objectives.

The differences between the aggregate cost and fair market values of investments are reflected as unrealized appreciation or unrealized depreciation.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a three-tier hierarchy framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards and is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Effective January 1, 2008, the Fund adopted SFAS No. 157, as required.  The hierarchy of pricing inputs is summarized in three broad levels:

Level 1:  Quoted prices in active markets for identical securities.
Level 2: Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:  Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at fair value as of March 31, 2009:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Equity	Investments in Securities, Repurchase Agreements	$151,659,092	$6,523,925	$—
Money Market *	Investments in Securities, Repurchase Agreements	48,000,000	343,010,365	—
Bond	Investments in Securities, Short-Term Notes	2,160,000	101,583,223	—
Omni	Investments in Securities	21,625,914	11,310,213	—
International	Investments in Securities	19,167,248	126,708,745	—
Capital Appreciation	Investments in Securities	89,186,851	1,996,160	—
Millennium	Investments in Securities	28,905,934	—	—
International Small-Mid Company	Investments in Securities	8,262,647	35,552,860	—
Aggressive Growth	Investments in Securities	14,336,561	2,519,432	—
Small Cap Growth	Investments in Securities	12,042,303	72,432	—
Mid Cap Opportunity	Investments in Securities	82,618,088	—	—
S&P 500® Index	Investments in Securities, Short-Term Notes	96,813,197	1,055,000	—
Strategic Value	Investments in Securities	9,105,003	2,129,928	—
High Income Bond	Investments in Securities, Money Market Funds	2,662,456	76,739,872	423
Capital Growth	Investments in Securities	24,465,091	—	—
Nasdaq-100® Index	Investments in Securities, Short-Term Notes	27,790,068	157,000	—
Bristol	Investments in Securities	82,830,951	—	—
Bryton Growth	Investments in Securities	59,802,282	—	—
U.S. Equity	Investments in Securities	10,681,445	—	—
Balanced .	Investments in Securities	6,047,983	3,018,693	—
Income Opportunity	Investments in Securities	5,216,974	—	—
	Outstanding written options	(130,050)	—	—
Target VIP	Investments in Securities	16,335,459	19,707	—
Target Equity/Income	Investments in Securities	20,109,052	—	—
Bristol Growth	Investments in Securities	4,880,306	—	—

_____________________________________________________________________________________

* At March 31, 2009, 100% of the Money Market Portfolio's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are considered to be valued using Level 2 inputs.

Below is a reconciliation that details the activity of securities in Level 3 since the adoption of the pronouncement on January 1, 2009 to March 31, 2009:

High Income Bond
(Investments in Securities)
Beginning Balance - January 1, 2009	$341,503
Total gains or losses (realized/unrealized):
Included in earnings (or changes in net assets)	(199,672)
Purchases, issuances, and settlements	—
Transfers in and/or out of Level 3	(141,408)
Ending Balance – March 31, 2009	$423

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$(11)

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source.  These exchange rates are currently determined daily at 4:00 pm Eastern Time.  Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments.  However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by Federal income tax regulations.

All Portfolios of the Fund, other than the Target VIP and Target Equity/Income Portfolios, may invest in securities of foreign issuers, although foreign securities purchased by the Money Market Portfolio must be denominated in U.S. dollars and held in custody in the United States of America.  The International and International Small-Mid Company Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depository receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers.  Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Options

Each Portfolio, other than the Money Market Portfolio, for hedging purposes, may (a) write call options traded on a registered national securities exchange if such Portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the Portfolio would be hedged by options or futures contracts, and no more than 5% of any Portfolio's total assets, at fair value, may be used for premiums on open options and initial margin deposits on futures contracts. The S&P 500®  Index and Income Opportunity Portfolios are not subject to the above limitations, as these Portfolios may engage in the purchase or selling of put or call options in accordance with the Portfolios’ stated investment objectives.  Options are recorded at fair value, and the related realized and unrealized gains and losses, if any, are included in the Statements of Operations. The Portfolios making use of options bear the market risk of an unfavorable change in the price of securities or indices underlying the options and are subject to the risk that the options will expire before being exercised.  A further risk associated with investing in options is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position. To limit the risk, a Portfolio will invest only where there is an established market.

Futures Contracts

Each Portfolio, other than the Money Market Portfolio may, for hedging purposes, purchase and sell financial futures contracts. Futures contracts are used for the purpose of hedging its existing Portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash, commercial paper, or receivables for securities sold equal to a percentage of the contract amount, known as the initial margin deposit. Subsequent payments, known as "variation margin", are made or received by the Portfolios each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolios recognize a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts interest rates, and the underlying hedged assets.  A further risk associated with investing in futures contracts is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position when it wants to do so. To limit the risk, a Portfolio will invest only where there is an established market.

The S&P 500® Index Portfolio may purchase or sell stock index futures contracts, and options thereon, and the Nasdaq-100® Index Portfolio may purchase or sell derivative securities designed to replicate the Nasdaq-100®  Index in accordance with their stated investment objectives.

Foreign Currency Contracts, Futures, and Options

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio, other than the Money Market Portfolio, may engage in forward foreign currency exchange contracts, foreign currency options, and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security.   Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described for options and futures, generally.  A forward contract involves an obligation to purchase or sell a foreign currency at a future date, at a negotiated rate. These contracts are recorded at fair value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Portfolios could be exposed to foreign currency fluctuations.  The use of foreign currency hedging transactions might not successfully protect a Portfolio against a loss resulting from the movements of foreign currency in relation to the U.S. dollar and does not eliminate fluctuations in the prices of other securities.

Repurchase Agreements

The Portfolios routinely acquire repurchase agreements from member banks of the Federal Reserve System which are deemed creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The maturities of these instruments vary from overnight to one week.  The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest).  Securities subject to repurchase agreements are held by the Portfolio’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.  In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(2) commercial paper is issued pursuant to Section 4(2) of the 1933 Act which exempts an issue from registration. This paper is used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets.  Investments by a portfolio in Rule 144A and Section 4(2) securities could have the effect of decreasing the liquidity of a portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Typically, the restricted securities noted above are not considered illiquid.  The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Money Market, Bond, and Omni Portfolios may invest up to 10% of assets in illiquid securities.  Each of the other Portfolios of the Fund may invest up to 15% of its assets in illiquid securities.

When-issued Securities

The Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios may hold liquid assets as collateral that is deemed to be sufficient to cover the purchase price.

Borrowing and Securities Lending

Certain Portfolios in the Fund are allowed to borrow for investment purposes.  Borrowings would generally be unsecured, except to the extent the Portfolios enter into reverse repurchase agreements.  The 1940 Act requires the Portfolios to maintain continuous asset coverage equal to three times the amount borrowed.  No borrowings were conducted by any of the Fund’s Portfolios during the period ended March 31, 2009.

All Portfolios, with the exception of the Money Market Portfolio, are able to lend securities if the loan is adequately secured, is immediately callable and allows for all interest and dividend payments; and the aggregate value of securities loaned does not exceed one third of the total assets.  There were no securities lent by any of the Portfolios during the period ended March 31, 2009.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis.  For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 1940 Act.  Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.  Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends.  Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

Distributions to Shareholders and Federal Taxes

Net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income and net capital gains from the remaining Portfolios are declared and paid to shareholders periodically as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code.  The Fund, excluding the Money Market Portfolio, may also satisfy its distribution requirements by using consent dividends rather than cash dividends.  The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.  As such, no provisions for Federal income or excise taxes have been recorded.

The character of income and realized capital gains distributions are determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification.  Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

Foreign Withholding Taxes

Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries.  Such taxes are generally based on income earned.  These Portfolios accrue such taxes as the related income is earned.

Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund adopted the standard effective January 1, 2009, as required.

(3)	Federal Income Tax Information

Cost basis for Federal income tax purposes differs from the cost basis for financial reporting purposes.  The table below details the unrealized appreciation (depreciation) and aggregate cost of securities at March 31, 2009 for Federal income tax purposes.

	Equity	Bond	Omni	International	Capital Appreciation	Millennium
Gross unrealized:
Appreciation	$8,753,996	$459,600	$567,379	$4,566,752	$2,796,600	$2,082,730
Depreciation	(107,021,549)	(18,408,521)	(8,154,938)	(28,570,110)	(37,937,082)	(3,210,349)
Net unrealized:
Appreciation (depreciation)	$(98,267,553)	$(17,948,921)	$(7,587,559)	$(24,003,358)	$(35,140,482)	$(1,127,619)
Aggregate cost of securities:	$256,450,570	$121,692,144	$40,523,686	$169,879,351	$126,323,493	$30,033,553

	International Small-Mid Company	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500® Index	Strategic Value
Gross unrealized:
Appreciation	$2,820,535	$515,106	$699,219	$4,078,266	$11,644,294	$38,163
Depreciation	(9,335,188)	(5,792,136)	(7,048,454)	(11,239,408)	(51,543,883)	(3,531,102)
Net unrealized:
Appreciation (depreciation)	$(6,514,653)	$(5,277,030)	$(6,349,235)	$(7,161,142)	$(39,899,589)	$(3,492,939)
Aggregate cost of securities:	$50,330,160	$22,133,024	$18,463,970	$89,779,230	$137,767,785	$14,727,870

	High Income Bond	Capital Growth	Nasdaq-100® Index	Bristol	Bryton Growth	U.S. Equity
Gross unrealized:
Appreciation	$521,271	$1,798,084	$3,173,472	$2,090,922	$2,879,648	$330,059
Depreciation	(29,906,292)	(7,110,175)	(9,909,076)	(21,630,842)	(18,513,341)	(1,830,489)
Net unrealized:
Appreciation (depreciation)	$(29,385,021)	$(5,312,091)	$(6,735,604)	$(19,539,920)	$(15,633,693)	$(1,500,430)
Aggregate cost of securities:	$108,787,772	$29,777,182	$34,682,672	$102,370,872	$75,435,976	$12,181,875

	Balanced	Income Opportunity	Target VIP	Target Equity/Income	Bristol Growth
Gross unrealized:
Appreciation	$136,684	$155,568	$322,555	$606,082	$130,369
Depreciation	(1,860,347)	(334,179)	(4,250,941)	(6,339,719)	(1,552,347)
Net unrealized:
Appreciation (depreciation)	$(1,723,663)	$(178,611)	$(3,928,386)	$(5,733,637)	$(1,421,978)
Aggregate cost of securities:	$10,790,339	$5,265,535	$20,283,552	$25,842,689	$6,302,284

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Ohio National Fund, Inc.

By (Signature and Title)   /s/ John J. Palmer
John J. Palmer
President and Director

Date   May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ John J. Palmer
John J. Palmer
President and Director

Date   May 21, 2009

By (Signature and Title)   /s/ R. Todd Brockman
R. Todd Brockman
Treasurer

Date   May 21, 2009